As filed with the Securities and Exchange Commission on November 1, 2002

                                       Securities Act Registration No. 333-67666
                                       Investment Company Act File No. 811-10441

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
--------------------------------------------------------------------------------


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 1

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                 Amendment No. 2
--------------------------------------------------------------------------------

                          CCMA Select Investment Trust
                                  (Registrant)

                      190 South LaSalle Street, Suite 2800
                             Chicago, Illinois 60603

                         Telephone Number (312) 444-6200

Name and Address of Agent for Service:      Copies to:

Douglas D. Peabody                          Alan Goldberg, Esq.
CCM Advisors, LLC                           Bell Boyd & Lloyd LLC
190 South LaSalle Street, Suite 2800        Three First National Plaza
Chicago, Illinois 60603                     70 West Madison St., Suite 3300
                                            Chicago, Illinois 60602



                 Amending Parts A, B, and C and filing exhibits

It is proposed that this filing will become effective:

         [X]immediately upon filing pursuant to rule 485(b)
         [ ]on _____________ pursuant to rule 485(b)
         [ ]60 days after filing pursuant to rule 485(a)(1)
         [ ] on _____________ pursuant to rule 485(a)(1)
         [ ]75 days after filing pursuant to rule 485(a)(2)
         [ ] on _____________ pursuant to rule 485(a)(2).



This Registration Statement has also been signed by CCM Advisors Funds.

                   CCMA SELECT INTERNATIONAL CORE EQUITY FUND



                      190 South LaSalle Street, Suite 2800
                             Chicago, Illinois 60603
                                  800-357-4675

                                 ---------------



This Prospectus sets forth concisely the information about the CCMA Select International Core Equity Fund that a prospective investor should know before investing. It should be read carefully and retained for future reference.

As with any mutual fund, the Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                 ---------------

                               P R O S P E C T U S

                             DATED NOVEMBER 1, 2002


                                TABLE OF CONTENTS

                                                                            Page

THE FUND.......................................................................1

FEES AND EXPENSES..............................................................3

MORE INFORMATION ABOUT THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
         AND PRINCIPAL RISKS...................................................4

MANAGEMENT OF THE FUND.........................................................5

MASTER FUND/FEEDER FUND STRUCTURE..............................................6

PRICING OF FUND SHARES.........................................................7

SHAREHOLDER INFORMATION........................................................7

         How to Buy Shares.....................................................7

         How to Exchange Shares...............................................10

         How to Sell Shares...................................................11

         Individual Retirement Accounts.......................................12

         Automatic Redemption of Shares in Smaller Accounts...................12

         Telephone Transactions...............................................12

         Policy on Trading of Fund Shares.....................................13

         Reporting to Shareholders............................................13

DIVIDENDS, DISTRIBUTIONS AND TAXES............................................13

APPENDIX A...................................................................A-1

                                       i

                                    THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund seeks to provide long-term capital appreciation.

WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?

The Fund invests substantially all of its assets in the International Core Equity Master Portfolio (the "Portfolio"), a series of CCM Advisors Funds (the "Master Trust").


Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes (at market value at the time of purchase), in the common stock and depository receipts of foreign issuers domiciled in developed countries within Europe, Australia and the Far East. The Portfolio also may invest up to 20% of its net assets in fixed income securities, including money market instruments, having one of the three highest ratings of Moody's Investor Service, Inc. ("Moody's) or Standard & Poor's Corporation ("S&P"), a division of The McGraw-Hill Companies.



The Portfolio buys and sells foreign currencies to enable it to purchase and sell securities in markets outside the U.S. The Portfolio may use other hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular markets. These strategies, commonly called derivatives, involve the use of financial instruments the values of which depend on, or are derived from, the value of an underlying security, index or currency. Although the Portfolio may engage in foreign currency hedge transactions to help reduce risk, those transactions may not be effective or appropriate in particular situations, nor will they protect against declines in security values.


The Portfolio typically will invest in the securities of a company that the Portfolio's investment manager (the "Investment Manager") believes has one or more of the following characteristics:

o    a leader in its industry on a global, regional or local basis;

o consistent and superior earnings growth (relative to companies in the same industry or the market as a whole);

o    high profitability;

o    superior management; and

o    sustainable competitive advantage.

The Investment Manager may determine to sell a security when its target value is realized, its earnings deteriorate, changing circumstances affect the original reasons for a security's purchase, or it identifies more attractive investment alternatives.


For additional information on the Fund's Principal Investment Strategies, see "More Information About the Fund's Principal Investment Strategies and Principal Risks" on p.4.

                                       1

WHAT ARE THE FUND'S PRINCIPAL RISKS?

You may lose money by investing in the Fund, which involves the following risks:

o Market Risk. The risk that the value of securities will rise and fall due to factors affecting securities' markets. Market risk may affect a single issuer, a section of the economy or the market as a whole. Equity securities generally have greater price volatility in response to company. market, economic or other news than fixed income securities.

o Foreign Securities Risk. The risk that the prices of foreign securities, including depository receipts that trade on U.S. markets, may be more volatile than securities of U.S. issuers or securities that trade exclusively on U.S. markets due to limited availability of public information concerning foreign issuers, less securities regulation, less liquidity, exchange controls or exchange rate fluctuation, less favorable tax provisions, restrictions on currency transfer, expropriation, limits on repatriation of capital or other adverse political or economic developments. To the extent that the Portfolio focuses its investments in a particular currency or narrowly defined area, such as the Pacific Rim, it generally will have more exposure to regional economic risks associated with foreign investments because companies in those areas may share common characteristics and often are subject to similar business risks and regulatory burdens, and their securities may react similarly to economic, market, political or other developments.

o Currency Risk. The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies will negatively affect the values of the Portfolio's non-U.S. investments. The exchange rates between foreign currencies and the U.S. dollar may fluctuate daily for many reasons, including changes in interest rates, currency controls or adverse political or economic developments.

o Credit Risk. The risk that the issuer or the guarantor of a fixed income security or the counterparty to a derivative contract, repurchase agreement or loan of a security may not be able to meet its principal and/or interest payment obligations or otherwise to honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.

o Interest Rate Risk. The risk that changing interest rates may adversely affect the value of an investment. With fixed-rate securities, an increase in prevailing interest rates typically causes the value of those securities to fall. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities and lower quality securities more than higher quality securities.

o Hedging Risk. The risk that downward price changes in a security may result in a loss greater than the Portfolio's investment in the security. This risk exists through the use of certain securities or techniques (e.g., derivative securities or purchases on margin) that tend to magnify changes in an index or market.

o Prepayment Risk. The risk that issuers will prepay fixed-rate obligations when interest rates fall, forcing the Portfolio to re-invest in obligations with lower interest rates than the original obligations.

o Management Risk. The risk that the Investment Manager's security selections and other investment decisions might produce losses or cause the Fund and Portfolio to underperform when compared to other funds with similar investment goals. The Investment Manager's ability to choose suitable investments has a significant impact on the Fund's ability to achieve its investment objective.

For additional information on the Fund's Principal Risks, see "More Information About the Fund's Principal Investment Strategies and Principal Risks" on p.4.

HOW HAS THE FUND PERFORMED?

After the Fund has been in operation for a full calendar year, the Fund will provide information to investors to assist them in understanding that the Fund's performance may vary and that there are possible risks associated with investing in the Fund. The Fund also will provide after-tax returns to show the impact of assumed federal income taxes on an investment in the Fund's shares. However, past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.

                                FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


                                Shareholder Fees
                    (fees paid directly from your investment)

        Maximum Sales Charge (Load) Imposed on Purchases                  None

        Maximum Deferred Sales Charge (Load)                              None

        Maximum Sales Charge (Load) Imposed on Reinvested Dividends       None

        Exchange Fee                                                      None

        Redemption Fee                                                    None

                         Annual Fund Operating Expenses*
                  (expenses that are deducted from Fund assets
                     as a percentage of average net assets)

Management Fees**                                                  1.00%

Distribution and Service (12b-1) Fees                               None

Other Expenses***                                                  0.87%
-----------------------------------------------------------------------------

 Total Annual Operating Expenses***                                1.87%


* Annual fund operating expenses consist of Fund expenses plus the Fund's share of the expenses of the Portfolio.

** The Fund and Portfolio pay CCM Advisors, LLC ("CCM Advisors"), the Fund's administrator, an administrative services fee at the annual rate of $20,000 and 0.055% of the Portfolio's average daily net assets, respectively, which is included in "Other Expenses."

                                       3

*** Expenses are based on estimated amounts for the current fiscal year. CCM Advisors has contractually agreed to reimburse the Fund for its annual ordinary operating expenses exceeding 2.00% of the Fund's average net assets. This agreement continues through June 30, 2003. When CCM Advisors has reimbursed the Fund for expenses that exceed 2.00%, CCM Advisors may recover the reimbursed amounts for a period that does not exceed three years, to the extent this can be done without exceeding the expense limit.

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

It illustrates the hypothetical expenses that you would incur over a 1-year and 3-year period if you invest $10,000 in the Fund's shares. This example also assumes that your investment has a 5% return each year and that the Fund's operating expenses as estimated above remain the same. The results apply whether or not you redeem your investment at the end of the given period. Although actual costs or investment return may be higher or lower, based on these assumptions, the costs would be:

                                 1 year          3 years
                                 ------          -------

                                  $190              $588



MORE INFORMATION ABOUT THE FUND'S PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS

Investment Objective

The Fund's investment objective may be changed by the Board of Trustees of CCMA Select Investment Trust without the approval of the shareholders of the Fund. No change is currently anticipated; however, should the investment objective of the Fund change, the Fund will provide investors with sixty days' prior written notice of the change. This policy also has been adopted by the Portfolio.

Temporary Defensive Investments

During periods of adverse market or economic conditions, the Portfolio may temporarily invest all or a substantial portion of its assets in fixed income securities and money market instruments having one of the three highest ratings of Moody's or S&P, or may hold cash. When the Portfolio takes a defensive position, the Portfolio or the Fund may not be able to meet its investment objective.

Portfolio Turnover

There are no limits on portfolio turnover. Turnover may vary significantly from year to year. It is estimated that the turnover rate for the Portfolio will not exceed 150%. Portfolio turnover may produce capital gains or losses that results in tax consequences for Fund investors. Portfolio turnover also increases transaction expenses, which reduces a Fund's return.

Fund Name

The Fund has adopted a policy to invest, under normal circumstances, at least 80% of the value of its assets in a particular type of investment that is suggested by the Fund's name. This policy also has been adopted by the Portfolio. The Fund will notify its shareholders at least 60 days prior to any change in such policy.

                                       4

                             MANAGEMENT OF THE FUND

The Investment Adviser

The Fund invests all of its assets in the Portfolio, which has substantially similar investment objectives, strategies and risks as the Fund.

CCM Advisors serves as the Portfolio's investment adviser. Subject to the supervision of the Master Trust's Board of Trustees, CCM Advisors is responsible for overseeing the day-to-day operations and business affairs of the Portfolio, including monitoring the performance of the Portfolio's Investment Manager. CCM Advisors' principal office is located at 190 South LaSalle Street, Suite 2800, Chicago, Illinois.

CCM Advisors is majority-owned by Convergent Capital Management Inc. ("CCM"). CCM is a holding company that owns and maintains ownership interests (including majority ownership interests) in asset management firms. CCM does not provide investment advisory or related services to its affiliates, each of which operates independently of CCM, or to any clients of its affiliates. As of September 30, 2002, CCM-affiliated firms managed assets for clients in excess of $16 billion.

CCM Advisors provides all executive, administrative, clerical and other personnel necessary to operate the Portfolio and the Fund and pays the salaries and other costs of employing all of those persons. CCM Advisors furnishes the Fund and Portfolio with office space, facilities, and equipment and pays the day-to-day expenses related to the operation and maintenance of such office space, facilities and equipment. Except for those expenses that CCM Advisors assumes, including those noted above, the Fund and Portfolio pay for all of their own expenses.

The Portfolio pays CCM Advisors an investment advisory fee of 1.00% of the Portfolio's average daily net assets. The fee is accrued daily and paid to CCM Advisors monthly. Out of the advisory fees that it receives from the Portfolio, CCM Advisors pays the Investment Manager for its sub-advisory services. The Portfolio pays CCM Advisors an administrative fee at the annual rate of 0.055% of the Portfolio's average daily net assets, and the Fund pays CCM Advisors an administrative services fee at the annual rate of $20,000. The Fund pays its share of the Portfolio's expenses, which include the advisory and administrative fees paid by the Portfolio.

The Investment Manager

CCM Advisors is responsible for the evaluation, selection and monitoring of the Portfolio's Investment Manager. CCM Advisors selects investment managers based on a variety of factors, including: investment style, performance record and the characteristics of each investment manager's typical investments.

CCM Advisors has engaged Pyrford International PLC ("Pyrford") as the Portfolio's Investment Manager. Pyrford is located at 79 Grosvenor Street - Mayfair, London, England W1J3JU. Founded in 1987, Pyrford is majority-owned by Pyrford Capital Limited, which is 40% owned by employees and 49% by Euro Equity Holdings SA, an European investment company. As of September 30, 2002, Pyrford had over $1 billion of assets under management. For more information about Pyrford please read "Investment Advisory Agreements - Between the Investment Manager and CCM Advisors" in the Fund's Statement of Additional Information.


                                       5

The Investment Manager manages the Portfolio's investments and is responsible for making all investment decisions and placing orders to purchase and sell securities for the Portfolio. Subject to the oversight of CCM Advisors and the Board of Trustees of the Master Trust, the Investment Manager has complete discretion as to the purchase and sale of investments for the Portfolio consistent with the Portfolio's investment objective, policies and restrictions.

Under an exemptive order from the Securities and Exchange Commission, CCM Advisors is permitted to enter into and materially amend portfolio management agreements with investment managers that are not affiliated with CCM Advisors without such agreements first being approved by the shareholders of the Portfolio and the Fund. The exemptive order also permits the Fund and the Portfolio to disclose: (a) the aggregate fees paid to CCM Advisors and any affiliated investment manager and (b) aggregate fees paid to unaffiliated investment managers. If the Portfolio employs an investment manager affiliated with CCM Advisors, the Portfolio and Fund will provide separate disclosure of any fees paid to that investment manager. In addition, it is a condition of the exemptive order that within 90 days of hiring of any new investment manager that is unaffiliated with CCM Advisors, CCM Advisors will furnish shareholders of the Portfolio and the Fund with an information statement about the new investment manager and portfolio management agreement. Any changes to the investment advisory contract between the Master Trust and CCM Advisors will still require shareholder approval.

CCM ADVISORS HAS ULTIMATE RESPONSIBILITY, SUBJECT TO OVERSIGHT OF THE BOARD OF TRUSTEES OF THE MASTER TRUST, TO OVERSEE THE INVESTMENT MANAGER AND RECOMMEND ITS TERMINATION OR REPLACEMENT.

The following employees of the Investment Manager are primarily responsible for the day-to-day investment management of the Portfolio:

----------------------- ----------------- --------------------------------------------------
                                                       Professional Experience
   Manager              Length of Service             (for the past five years)
----------------------- ----------------- --------------------------------------------------
Bruce L. Campbell       Since 2001        Chief Investment Officer and Chief Executive
                                          Officer, Pyrford.
----------------------- ----------------- --------------------------------------------------
Anthony N. Cousins, CFA Since 2001        Portfolio Manager, United Kingdom and Europe,
                                          Pyrford.
----------------------- ----------------- --------------------------------------------------
Charu L. Fernando, CFA  Since 2001        Portfolio Manager, Asia and Canada, Pyrford.
----------------------- ----------------- --------------------------------------------------

Appendix A to this Prospectus shows the investment performance for the Investment Manager. This information is provided to illustrate the Investment Manager's past performance in managing investment mandates with substantially similar investment objectives, policies and strategies.

                        MASTER FUND/FEEDER FUND STRUCTURE

The Fund is a "feeder" fund in a master fund/feeder fund structure in which the Fund, instead of investing all of its assets directly in portfolio securities, pursues its investment objective by investing all of its investable assets in the Portfolio, which has the same investment objective and substantially the same investment restrictions as the Fund. Other funds with similar objectives and restrictions could also invest in the Portfolio.

The Fund bears the Portfolio's expenses in proportion to the amount of assets it invests in the Portfolio. The Fund can set its own transaction minimums, fund-specific expenses and conditions. The investment performance of the Fund depends on the investment performance of the Portfolio.

                                       6

The Board of Trustees retains the right to withdraw the assets of the Fund from the Portfolio if it believes doing so is in the best interests of the Fund and its shareholders. If the Board withdraws assets of the Fund, the Board would consider whether the Fund should invest in another master portfolio or take other action.

                             PRICING OF FUND SHARES

Shares of the Fund are bought and sold at net asset value. Net asset value is determined by dividing the value of the Fund's securities and other assets, less liabilities, by the number of shares outstanding. The Fund calculates its net asset value at the close of the regular trading session on the New York Stock Exchange (NYSE) on each day that the NYSE is open for regular session trading and is not a bank holiday.

The Fund's investments in the Portfolio are valued based on the Fund's proportionate ownership interest in the Portfolio's aggregate net assets. The aggregate net asset value of the Portfolio (i.e., the value of its net assets less liabilities) is determined daily at the close of regular session trading on the NYSE (usually 3:00 p.m., Central Time, on each day the NYSE is open for regular session trading).

The Portfolio's securities and assets are valued chiefly by quotations from the primary market in which they are traded. When reliable market quotations are not readily available, securities are valued by a method that the Master Trust's Board of Trustees believes reflects a fair value. The Portfolio may also use fair-value pricing if the value of the security it holds is materially affected by events occurring after the close of the primary market in which the security is traded. The effect of fair-value pricing will be that net asset value will not be based on quoted prices, but on a price which the Master Trust's Board of Trustees believes fairly reflects the current and true price of the security.

Values of foreign securities are translated from local currencies into U.S. dollars using currency exchange rates. Trading in securities in foreign markets takes place on some days (including some weekend days and U.S. holidays) when the NYSE is not open, and does not take place on some days the NYSE is open. Accordingly, the value of the Portfolio's securities may change on days when a Fund does not calculate its net asset value and shareholders are not able to buy or sell Fund shares.

                             SHAREHOLDER INFORMATION

How to Buy Shares

Shares  may  be  purchased  by  investment  advisors,   financial  institutions,
insurance companies, retirement plans, governmental entities and individual investors.

The Fund requires a minimum investment of $1000 to open a Fund account ($500 to open a Roth IRA, Traditional IRA or Education IRA), and a minimum investment of $500 to add to an account. The Fund reserves the right to change or waive the minimum amount required to open an account or to add to an existing account, at any time without prior notice.

You may purchase shares on any day that the NYSE is open for regular session trading and that is not a bank holiday. There are two ways to purchase shares of the Fund:

                                       7

By Mail


TO OPEN AN ACCOUNT


o    Complete and sign an application.


o Make your check payable to CCMA Select International Core Equity Fund. The check must be drawn on a U.S. bank and payable in U.S. dollars. Please be sure to furnish your taxpayer identification number. The Fund will not accept third-party checks.


o    Mail your completed application and check to:

         CCMA Select International Core Equity Fund
         c/o U.S. Bancorp Fund Services, LLC
         P.O. Box 701
         Milwaukee, WI  53201-0701; or

         if for overnight delivery:

         CCMA Select International Core Equity Fund
         c/o U.S. Bancorp Fund Services, LLC
         615 East Michigan Street
         Milwaukee, WI  53202

Prior to U.S. Bancorp Fund Services, LLC ("U.S. Bancorp") receiving a completed application, you may make an initial investment. However, redemptions will not be processed until U.S. Bancorp has received the completed application.


TO ADD TO AN ACCOUNT


o Make your check payable to CCMA Select International Core Equity Fund. The check must be drawn on a U.S. bank. Please include your account number on the check. The Fund will not accept third-party checks.


o    Mail your check to:

         CCMA Select International Core Equity Fund
         c/o U.S. Bancorp Fund Services, LLC
         P.O. Box 701
         Milwaukee, WI  53201-0701; or:

     if for overnight delivery:

         CCMA Select International Core Equity Fund
         c/o U.S. Bancorp Fund Services, LLC
         615 East Michigan Street
         Milwaukee, WI  53202

                                       8

BY BANK WIRE


TO OPEN AN ACCOUNT


o    Complete and sign an application. Mail your completed application to:

         CCMA Select International Core Equity Fund
         U.S. Bancorp Fund Services, LLC
         P.O. Box 701
         Milwaukee, WI  53201-0701; or

        for overnight delivery:
         615 East Michigan Street
         Milwaukee, WI  53202

o Call the Fund at 877-222-6840, during business hours, to initiate your purchase.

o    Please be sure to furnish your taxpayer identification number.


o    Then wire your funds to:
     U.S. Bank N.A.
     Account of U.S. Bancorp Fund Services, LLC
     777 East Wisconsin Avenue
     Milwaukee, WI
     ABA Number 075000022
     For Credit to AC# 112952137
     Account Name: Name of Investor
     Fund Name: CCMA Select International Core Equity Fund

     The Fund does not impose charges, but your bank may impose charges.

     The Fund and U.S. Bancorp are not responsible for the consequences of delays resulting from the banking or Federal Reserve Wire system, or from incomplete wiring instructions.

     Prior to U.S. Bancorp receiving a completed application, you may make an initial investment. However, redemptions will not be processed until U.S. Bancorp has received the completed application.


TO ADD TO AN ACCOUNT


o Call the Fund at 877-222-6840, during business hours, to initiate your purchase.


o    Please include your account number.


o    Then wire your funds to:
     U.S. Bank, N.A.
     Account of U.S. Bancorp Fund Services, LLC
     777 East Wisconsin Avenue
     Milwaukee, WI
     ABA Number 075000022
     For Credit to AC# 112952137
     Account Name: Name of Investor
     Fund Name: CCMA Select International Core Equity Fund

o    Electronic Funds Transfer:

     If you wish to make purchases via Electronic Funds Transfer, please call the Fund at 1-877-222-6840 during business hours to initiate the Electronic Funds Transfers through your checking/savings account. Electronic Funds Transfers are not allowed for initial purchase, only subsequent purchases.

     Amounts sent by wire or electronic funds must be received before 3:00 p.m. Central Time in order to buy shares that day.

     The Fund does not impose charges, but your bank may impose charges.

     The Fund and U.S. Bancorp are not responsible for the consequences of delays resulting from the banking or Federal Reserve Wire system, or from incomplete wiring instructions.

                                       9

Additional Information About Purchasing Shares

o If the Fund receives your purchase order and payment, in immediately available funds wired to U.S. Bancorp, in the amount of your purchase order before the close of regular trading on the NYSE (generally 3:00 p.m., Central Time), your purchase order will be considered to be received that day, and your shares will be purchased at that day's net asset value. Otherwise, your purchase order will be considered to be received the next business day, and your shares will be purchased at the next business day's net asset value.

o The Fund reserves the right to reject any purchase order, including a purchase order that may disrupt the Fund's operation or performance. (See "Policy on Trading of Fund Shares.") The Fund also reserves the right to reject certain purchase orders to comply with various anti-money laundering laws and regulations. The Fund will not be responsible for any loss, liability, cost or expense resulting from rejecting a purchase order.

o You must certify whether you are subject to withholding for failing to report income to the Internal Revenue Service. The Fund may return investments received without a certified taxpayer identification number.

o The Fund will not accept cash, money orders, travelers checks or starter checks.


o    The Fund will not issue share certificates.

o If you purchase shares of the Fund through certain broker-dealers, banks or other intermediaries, they may charge a fee for their services. They may also place limits on your ability to use services the Fund offers. There are no sales charges or limitations if you purchase shares directly from the Fund, except as described in this prospectus.

o If an intermediary is an agent or designee of the Fund, orders are processed at the net asset value next calculated after the intermediary receives the order. The intermediary must segregate any orders it receives after the close of regular trading on the NYSE and transmit those orders separately for execution at the net asset value next determined.


How to Exchange Shares

Shares of the Fund may be exchanged for shares of any other fund of the CCMA Select Investment Trust on the basis of the respective net asset values of the funds at the time of exchange. An exchange involves the redemption of shares of one fund and investment of the redemption proceeds in shares of another fund. Redemptions will be made at the net asset value per share next determined after receipt of a request for exchange. Shares of the fund to be acquired will be purchased at the net asset value of those shares next determined after receipt of the request for exchange. An exchange is a sale and any gain or loss realized on an exchange may be recognized for federal income tax purposes. You will not pay any sales charges when exchanging shares. The Fund reserves the right to limit the number of exchanges between funds and to modify or discontinue the exchange privilege upon 60 days' written notice. The procedures that apply to redeeming shares below in "How to Sell Shares" also apply to exchanging shares.

                                       10

How to Sell Shares

You may redeem some or all of your shares on any day the NYSE is open for regular session trading and that is not a bank holiday. The Fund ordinarily will pay redemption proceeds within two days after receipt and acceptance of you redemption request. Redemption proceeds will be paid by wire transfer of immediately available funds to the bank account designated on your account application. Upon request, the Fund will pay redemption proceeds by check mailed to your address of record. There are two ways to redeem Fund shares.


By Mail

o Complete a redemption request that includes account number, the complete account name and address and the amount of the redemption.

o    The redemption request must be signed by each owner of the account.

o    Mail your redemption request to:

         CCMA Select International Core Equity Fund
         c/o U.S. Bancorp Fund Services, LLC
         P.O. Box 701
         Milwaukee, WI  53201-0701; or

     if for overnight delivery:

         CCMA Select International Core Equity Fund
         c/o U.S. Bancorp Fund Services, LLC
         615 East Michigan Street
         Milwaukee, WI  53202

By Telephone

o You must make arrangements to redeem by telephone prior to the redemption. Please call 877-222-6840 during business hours for more information during regular business hours to sell your shares.

o    Please be sure to furnish your taxpayer identification number.


Additional Information About Selling Shares

o As long as the Fund receives your redemption order in proper form before the close of regular trading on the NYSE (generally 3:00 p.m., Central
     Time), your shares will be sold at that day's net asset value. A redemption request is in proper form if it includes all the required information listed in "How to Sell Shares" and the Fund has a completed application on file. If the Fund receives your redemption order in proper form after the close of regular trading on the NYSE, your redemption order will be executed the next business day, and your shares will be sold at the next day's net asset value.

o The Fund requires a signature guarantee when a redemption request is payable to anyone other than the account owners of record, to be mailed to an address other than the address of record, or to

                                       11

     be wired to a bank other than one previously authorized. You can obtain a signature guarantee from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange.

o Special documentation may be required to redeem from certain types of accounts, such as trust, corporate, non-profit, or retirement accounts. Please call us at 877-222-6840 before attempting to redeem from these types of accounts.

o Proceeds from redemption requests made shortly after a recent purchase order by check will be distributed only after the check clears, which may take up to 15 days from the date of purchase.

o The Fund may suspend redemptions or postpone payments of redemption proceeds for more than seven days during any period when (a) the NYSE is closed for other than customary weekend and holiday closings; (b) trading on the NYSE is restricted; (c) there are emergency circumstances as determined by the Securities and Exchange Commission; or (d) the Securities and Exchange Commission has by order permitted such suspension to protect shareholders of the Fund.

o The Fund reserves the right to pay redemptions "in kind" -- payment in portfolio securities rather than cash - if the amount you are redeeming is large enough to effect the Fund's operation. In these cases, you might incur brokerage costs in converting the securities to cash and will be subject to market exposure until the securities are sold. By calling us before you attempt to redeem a large dollar amount, you are more likely to avoid in-kind or delayed payment of your redemption.

Individual Retirement Accounts

The Fund offers a variety of Individual Retirement Accounts ("IRAs"), including a Traditional IRA, a Roth IRA, a Coverdell Education Savings Account, a SEP-IRA and a Simple IRA. Information required to establish an IRA account is available from CCMA Select International Core Equity Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701 (877-222-6840) or if for overnight delivery, 615 East Michigan Street, Milwaukee, WI 53202.

Automatic Redemption of Shares in Smaller Accounts

The Fund reserves the right to redeem a shareholder account and send the proceeds to the shareholder if the value of the account is reduced below $500, unless the reduction is due to market activity. Before automatically redeeming your account, the Fund will notify you in writing and give you at least 90 days to increase the balance. The Fund reserves the right to change the minimum needed to maintain an account at any time.

Telephone Transactions

You may give up some level of security by choosing to sell shares by telephone rather than by mail. To prevent unauthorized transactions in your account, the Fund will employ reasonable procedures to confirm that telephone instructions are genuine. If the Fund or its service provider follows these procedures, the Fund or its service provider will not be liable for any loss, liability, cost or expense arising from unauthorized or fraudulent telephone instructions. Because you may be responsible for unauthorized telephone requests, you should verify the accuracy of each telephone transaction as soon as you receive your account statement and you should take precautions to keep confidential your account number and tax identification number.

                                       12

During times of drastic economic or market changes, telephone redemption may be difficult to implement. In the event that you are unable to reach the Fund by telephone, requests may be mailed or hand-delivered to the Fund c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor , Milwaukee, WI 53202.

Policy on Trading of Fund Shares

The Fund does not permit short-term or excessive trading. Excessive purchases, redemptions or exchanges of Fund shares disrupt investment management and increase Fund expenses. To promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request it deems inappropriate - for example, one that appears so large that it would disrupt management of the Fund.

Reporting to Shareholders

To reduce the volume of mail that you receive, only one copy of certain materials, such as shareholder reports, will be mailed to your household (same address). Please call 877-222-6840, if you want to receive additional copies free of charge. This policy may not apply if you purchase shares through an intermediary.

For more information on any of the Fund's shareholder services, please call 877-222-6840.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Fund distributes to shareholders virtually all of its net income (interest less expenses). It is expected that dividends from net investment income will be declared and paid annually. The Fund may realize capital gains from time to time when it sells securities. Capital gains will be distributed annually. Dividends and other distributions will be automatically reinvested in more shares of the Fund unless you request otherwise.

Taxes

The discussion that follows is included for general information only. You should consult your tax advisor concerning the federal or state consequences of an investment in the Fund.

The Fund will send you a statement each year showing the tax status of all your distributions. In addition, taxable investors should be aware of the following:

o The tax status of any distribution is the same regardless of how long you have held shares of the Fund and whether you reinvest in additional shares of the Fund or take the distribution in cash.

o Distributions declared in October, November or December -- if paid to you by the end of the following January--are taxable for federal income tax purposes as if received in December.

o Any dividends and distributions of short-term capital gains, if any, received by you are taxable to you as ordinary income for federal income tax purposes. The Fund's distributions of long-term capital gains, if any, are taxable to you as capital gains.

                                       13

o Dividend distributions that you receive may be subject to state and local income taxes. Depending on your state's rules, however, any dividends attributable to interest earned on direct obligations of the U.S. Treasury may be exempt from state and local taxes. The Fund will notify you each year concerning how much, if any, of your dividends may qualify for this exemption.

o The Portfolio may receive income from sources in foreign countries and that income may be subject to foreign taxes at its source. If the Portfolio pays non-refundable taxes to foreign governments during the year, those taxes will reduce the Portfolio's dividend but will still be included in your taxable income. You may be able to claim an offsetting credit or deduction on your tax return for your share of foreign taxes paid by the Portfolio for a particular year if more than 50% of its total assets consists of stock or securities in foreign corporations and the Portfolio makes a special tax election for such year whereby each of its shareholders includes in his gross income and treats as paid by him his proportionate share of such foreign taxes. The Fund will send you detailed information about the foreign tax credit or deduction each year.

General Information

By law, the Fund must withhold a percentage of any taxable distributions or redemptions from your account if you do not:

o    provide us with your correct taxpayer identification;

o    certify that your taxpayer identification is correct;

o    certify that you are a U.S. person; and

o    confirm that you are not subject to backup withholding.

The backup withholding percentage is currently 30% and will decrease to 29% in 2004 and 2005, and 28% thereafter until 2011, when it will revert to 31% unless amended by Congress.

The Fund must withhold taxes from your account if the IRS instructs us to do so.

If a dividend distribution mailed to your address of record is returned as undeliverable, the Fund will automatically reinvest all future distributions until you provide us with a valid mailing address.

                                       14

                                   Appendix A


                           Past Performance of Pyrford


The performance of the composite below shows the performance of Pyrford in managing all substantially similar accounts with investment objectives, policies, strategies, and risks substantially similar to those of the Fund and Portfolio. The composite shown below is an aggregation of all accounts managed by Pyrford that have investment objectives, policies, strategies, and risks that are substantially similar to those of the Fund and Portfolio.

The performance shown below is for the one-, three-, five- and ten-year periods ending September 30, 2002 and does not represent the performance of the Fund or Portfolio. The composite performance data has been provided by Pyrford.

The composite includes all accounts that Pyrford managed or sub-advised that have substantially similar investment profiles. The accounts included in the composite are not subject to the same type of expenses to which the Fund is subject. The accounts also are not subject to the diversification requirements, specific tax restrictions and investment limitations imposed on the Portfolio and the Fund by the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code. In fact, the expenses of the accounts included in the composite are lower than the Fund's expenses. Consequently, if the Fund's expenses had been included in the composite, the composite's performance results would have been lower than what is shown below.

The performance information of the account is not intended to predict or suggest the performance that might be experienced by the Fund, the Portfolio or an individual investor in the Fund. The performance information was calculated using standards promulgated by the Association for Investment Management & Research. Investors should be aware that the methodology used for the composite performance is not the SEC standard to calculate the performance. As a result, such performance results may differ from results calculated according to the SEC's methodology.


---------------------------- ------------ ---------- ---------- -------------
Average Annual Total Return      1 Year      3 Years    5 Years   10 Years
 for periods ended 9/30/02
---------------------------- ------------ ---------- ---------- -------------
         Composite              -11.68 %     -5.94 %    -0.56 %    8.53 %
---------------------------- ------------ ---------- ---------- -------------
  MSCI World ex USA Index*      -15.31%     -14.20 %    -5.48 %    3.12 %
---------------------------- ------------ ---------- ---------- -------------

*    The  Morgan  Stanley  Capital   International  (MSCI)  World  ex-USA  Index
     comprises the entire developed world less the United States. The MSCI World ex-USA Index is a trademark of Morgan Stanley Capital International, Inc.

                                      A-1

FOR MORE INFORMATION

More information about the Fund is available free upon request:

Shareholder Reports - Additional information about the Fund's investments is available in the Fund's annual and semi-annual report to shareholders. Those documents contain a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its most recent fiscal period.

Statement of Additional Information (SAI) - The SAI provides more details about the Fund and its policies. A current SAI is on file with the Securities and Exchange Commission and is incorporated by reference into (and is legally a part of) this Prospectus.

TO OBTAIN INFORMATION

By Telephone - 800-357-4675

By Mail - CCMA Select International Core Equity Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701.

By Internet - www.ccmaselectfunds.com

Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Free text-only versions of the annual report, semi-annual report and the SAI are available on the EDGAR Database on the SEC's Internet web-site, at www.sec.gov. You can also obtain copies of this information, after paying a duplication fee, by e-mail request at: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 450 5th Street, N.W., Washington, D.C. 20549-0102.

Investment Company Act File Number 811-10441

                          CCMA SELECT MONEY MARKET FUND


                      190 South LaSalle Street, Suite 2800
                             Chicago, Illinois 60603
                                  800-357-4675

                                 ---------------



This Prospectus sets forth concisely the information about the CCMA Select Money Market Fund that a prospective investor should know before investing. It should be read carefully and retained for future reference.

As with any mutual fund, the Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                 ---------------

                               P R O S P E C T U S

                             DATED NOVEMBER 1, 2002




                                TABLE OF CONTENTS

                                                                            Page

THE FUND.......................................................................1

FEES AND EXPENSES..............................................................2

MORE INFORMATION  ABOUT THE FUND'S PRINCIPAL  INVESTMENT  STRATEGY AND PRINCIPAL
RISKS..........................................................................3

MANAGEMENT OF THE FUND.........................................................4

PRICING OF FUND SHARES.........................................................5

SHAREHOLDER INFORMATION........................................................5

         How to Buy Shares.....................................................5

         How to Exchange Shares................................................8

         How to Sell Shares....................................................9

         Automatic Redemption of Shares in Smaller Accounts...................10

         Telephone Transactions...............................................10

         www.ccmaselectfunds.com..............................................11

DIVIDENDS, DISTRIBUTIONS AND TAXES............................................11

INVESTMENT IN ANOTHER MONEY MARKET FUND.......................................12

GLOSSARY OF INVESTMENT TERMS..................................................14

                                       i

                                    THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.

WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

The Fund seeks to maintain a stable net asset value of $1.00 per share and maintain a dollar-weighted average maturity of 90 days or less. The Fund invests its assets in securities with maturities of 397 days or less, primarily:

o Short-term debt securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

o    Repurchase agreements collateralized by those securities; and

o    Highly-rated commercial paper.

For additional information on the Fund's Principal Investment Strategy, see "More Information About the Fund's Principal Investment Strategy and Principal Risks" on p.3.

WHAT ARE THE FUND'S PRINCIPAL RISKS?

Because of the types of securities that the Fund invests in and their short-term nature, the level of risk associated with the Fund is lower than most other types of mutual funds. However, an investment in the Fund involves the following risks:

o Income Risk. The risk that falling interest rates will cause the Fund's income to decline. Investors should expect the Fund's monthly income to fluctuate.

o Credit Risk. The risk that an issuer of a security will fail to pay interest and principal in a timely manner, or that a counterparty to a repurchase agreement that the Fund has entered into defaults on its obligations.

o Management Risk. The risk that poor security selection will cause the Fund to underperform other funds with similar investment objectives. All actively managed funds have management risk.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO MAINTAIN THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

For additional information on the Fund's Principal Risks, see "More Information About the Fund's Principal Investment Strategy and Principal Risks" on p.3.

                                       1

HOW HAS THE FUND PERFORMED?

After the Fund has been in operation for a full calendar year, the Fund will provide information to investors to assist them in understanding that the Fund's performance may vary and that there are possible risks associated with investing in the Fund. However, past performance does not necessarily indicate how the Fund will perform in the future.

                                FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


                                Shareholder Fees
                    (fees paid directly from your investment)

          Maximum Sales Charge (Load) Imposed on Purchases                  None

          Maximum Deferred Sales Charge (Load)                              None

          Maximum Sales Charge (Load) Imposed on Reinvested Dividends       None

          Exchange Fee                                                      None

          Redemption Fee                                                    None

                         Annual Fund Operating Expenses
                  (expenses that are deducted from Fund assets
                     as a percentage of average net assets)

Management Fees*                                                   0.10%

Distribution and Service (12b-1) Fees                               None

Other Expenses**                                                   0.25%
-----------------------------------------------------------------------------

 Total Annual Operating Expenses**                                 0.35%


* In addition to the management fee, the Fund pays CCM Advisors, LLC ("CCM Advisors"), an administrative fee at the annual rate of 0.05% of the Fund's average daily net assets, which is included in "Other Expenses." CCM Advisors has waived its entire management fee. This waiver may be reduced or terminated at any time at the option of CCM Advisors. After the waiver, "Total Annual Operating Expenses" will be 0.25%.

**   Expenses are based on estimated amounts for the current fiscal year.

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

It illustrates the hypothetical expenses that you would incur over a 1-year and 3-year period if you invest $10,000 in the Fund's shares. This example also assumes that your investment has a 5% return each year and that the Fund's operating expenses as estimated above remain the same. The results apply

                                       2

whether or not you redeem your investment at the end of the given period. Although actual costs or investment return may be higher or lower, based on these assumptions, the costs would be:

                            1 year          3 years
                            ------          -------

                             $36              $113


MORE INFORMATION ABOUT THE FUND'S PRINCIPAL INVESTMENT STRATEGY AND PRINCIPAL RISKS

The Fund's investment objective may be changed by the Board of Trustees of CCMA Select Investment Trust (the "Trust") without the approval of the shareholders of the Fund. No change is currently anticipated; however, should the investment objective of the Fund change, the Fund will provide investors with sixty days' prior written notice of the change.

The Fund has adopted a policy to invest, under normal circumstances, at least 80% of the value of its assets in a particular type of investment that is suggested by the Fund's name and will notify its shareholders at least 60 days prior to any change in such policy.

The Fund's investments are made under the requirements of a SEC rule governing money market funds.

The Fund invests in high-quality, U.S. dollar-denominated short term money market instruments that the Fund's subadviser has determined are eligible for purchase and present minimal credit risk, pursuant to procedures adopted by the Trust's Board of Trustees, and under the supervision of CCM Advisors, the Fund's investment adviser, and Board of Trustees. To be considered high quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities, by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). Money market instruments (also known as cash investments) usually have a maturity of 13 months or less, and can pay a fixed, variable, or floating rate of interest.

Although it may invest in other types of money market instruments, the Fund invests principally in:

Securities issued or guaranteed by the U.S. government or its agencies or its instrumentalities. These securities include Treasury Bills, notes, and securities issued by U.S. government agencies or instrumentalities such as the Federal National Mortgage Association. Interest and principal payments of securities issued or guaranteed by some U.S. government agencies or instrumentalities may not be backed by the full faith and credit of the U.S. government.

Repurchase agreements collateralized by U.S. Government securities. Repurchase agreements carry several risks. For instance, if the seller of the security is unable to repurchase the security as promised, the Fund may experience a loss when trying to sell the securities to another person. Repurchase agreements also are subject to credit risk. The Fund's subadviser believes that these risks can be controlled through careful security selection and monitoring.

Commercial paper. While the Fund may invest only in highly-rated commercial paper, the Fund faces risk to the extent that it invests in commercial paper issued by private companies. It is possible that one or more of these companies may experience financial difficulties and, as a result, may fail to pay interest to the Fund or return the Fund's principal when repayment is due.

                                       3

                             MANAGEMENT OF THE FUND

The Investment Adviser

CCM Advisors serves as the Fund's investment adviser. Subject to the supervision of the Trust's Board of Trustees, CCM Advisors is responsible for overseeing the day-to-day operations and business affairs of the Fund, including monitoring the performance of the Fund's subadviser. CCM Advisors' principal office is located at 190 South LaSalle Street, Suite 2800, Chicago, Illinois.

CCM Advisors is majority-owned by Convergent Capital Management Inc. ("CCM"). CCM is a holding company that owns and maintains ownership interests (including majority ownership interests) in asset management firms. CCM does not provide investment advisory or related services to its affiliates, each of which operates independently of CCM, or to any clients of its affiliates. As of September 30, 2002, CCM affiliated firms managed assets for clients in excess of $16 billion.

CCM Advisors provides all executive, administrative, clerical and other personnel necessary to operate the Fund and pays the salaries and other costs of employing all of those persons. CCM Advisors furnishes the Fund with office space, facilities, and equipment and pays the day-to-day expenses related to the operating and maintenance of such office space, facilities and equipment. Except for those expenses that CCM Advisors assumes, including those noted above, the Fund pays for all of its own expenses.

The Fund pays CCM Advisors an investment advisory fee at an annual rate of 0.10% of the Fund's average daily net assets. The fee is accrued daily and paid to CCM Advisors monthly. CCM Advisors' also receives an administrative services fee from the Fund at an annual rate of 0.05% of the Fund's average daily net assets.

The Subadviser

CCM Advisors has engaged Patterson & Associates ("Patterson") as the Fund's subadviser. CCM owns a large percentage of Patterson. As of September 30, 2002, Patterson had over $1 billion of assets under management. For more information about Patterson, please read "Investment Advisory Agreements - Between the Subadviser and the CCM Advisors" in the Fund's Statement of Additional Information.

Patterson manages the Fund's investments and is responsible for making all investment decisions and placing orders to purchase and sell securities for the Fund. Subject to the oversight of CCM Advisors and the Board of Trustees, Patterson has complete discretion as to the purchase and sale of investments for the Fund consistent with the Fund's investment objective, policies and restrictions.

The subadvisory fee accrues daily and is paid monthly from the advisory fee CCM Advisors receives from the Fund.

The  following  employees  of  Patterson  are  primarily   responsible  for  the
day-to-day investment management of the Fund:

            Linda T. Patterson, President.

            Deborah Cervantes, Vice President and Chief Financial Officer.


                                       4

                             PRICING OF FUND SHARES

Shares of the Fund are bought and sold at net asset value. Net asset value is determined by dividing the value of the Fund's securities and other assets, less liabilities, by the number of shares outstanding.

The Fund  calculates  its net  asset  value on each day that the New York  Stock
Exchange (NYSE) is open for regular session trading and that is not a bank holiday. The net asset value is calculated at 12:00 Noon, Central time. However, on any day, when the trading markets for U.S. Government securities close early, net asset value will be determined as of that earlier closing time.

In the Fund's attempt to maintain stable net asset value of $1.00 per share, securities held by the Fund are valued at amortized cost, which is approximately equal to market value.

                             SHAREHOLDER INFORMATION

How to Buy Shares

Shares  may  be  purchased  by  financial  institutions,   insurance  companies,
retirement plans, governmental entities, and other institutional investors.

To open a Fund account, the Fund requires a minimum investment of $250,000. The Fund requires a minimum investment of $25,000 to add to an account. The Fund reserves the right to change or waive the minimum amount required to open an account or to add to an existing account, at any time without prior notice.

You may purchase shares on any day that the NYSE is open for regular session trading and that is not a bank holiday. There are three ways to purchase shares of the Fund:

                                       5

BY MAIL


TO OPEN AN ACCOUNT


o    Complete and sign an application.

o Make your check payable to CCMA Select Money Market Fund. The check must be drawn on a U.S. bank and payable in U.S. dollars. Please be sure to furnish your taxpayer identification number. The Fund will not accept third-party checks.

o    Mail your completed application and check to:

         CCMA Select Money Market Fund
         c/o U.S. Bancorp Fund Services, LLC
         P.O. Box 701
         Milwaukee, WI  53201-0701; or

     if for overnight delivery:

         CCMA Select Money Market Fund
         c/o U.S. Bancorp Fund Services, LLC
         615 East Michigan Street
         Milwaukee, WI  53202

Prior to U.S. Bancorp Fund Services, LLC ("U.S. Bancorp ") receiving a completed application, you may make an initial investment. However, redemptions will not be processed until U.S. Bancorp has received the completed application.


TO ADD TO AN ACCOUNT


o Make your check payable to CCMA Select Money Market Fund. The check must be drawn on a U.S. bank and payable in U.S. dollars. Please include your account number on the check. The Fund will not accept third-party checks.


o    Mail your check to:

         CCMA Select Money Market Fund
         c/o U.S. Bancorp Fund Services, LLC
         P.O. Box 701
         Milwaukee, WI  53201-0701; or

     if for overnight delivery:

         CCMA Select Money Market Fund
         c/o U.S. Bancorp Fund Services, LLC
         615 East Michigan Street
         Milwaukee, WI  53202

                                       6

BY BANK WIRE


TO OPEN AN ACCOUNT


o    Complete and sign an application. Mail your completed application to:

         CCMA Select Money Market Fund
         c/o U.S. Bancorp Fund Services, LLC
         P.O. Box 701
         Milwaukee, WI  53201-0701; or

      if for overnight delivery:

         615 East Michigan Street
         Milwaukee, WI  53202

o Call the Fund at 877-222-6840, during business hours, to initiate your purchase.


o    Please be sure to furnish your taxpayer identification number.

     Then wire your funds to:
     U.S. Bank, N.A.
     Account of U.S. Bancorp Fund Services, LLC
     777 East Wisconsin Avenue
     Milwaukee, WI
     ABA Number 042000013
     For Credit to AC# 112952137
     Account Name: Name of Investor
     Fund Name: CCMA Select Money Market Fund

     The Fund does not impose charges, but your bank may impose charges.

     The Fund and U.S. Bancorp are not responsible for the consequences of delays resulting from the banking or Federal Reserve Wire System, or from incomplete wiring instructions.

     Prior to U.S. Bancorp receiving a completed application, you may make an initial investment. However, redemptions will not be processed until U.S. Bancorp has received the completed application.

TO ADD TO AN ACCOUNT


o Call the Fund at 877-222-6840, during business hours, to initiate your purchase.


o    Please include your account number.


o    Then wire your funds to:
     U.S. Bank, N.A.
     Account of U.S. Bancorp Fund Services, LLC
     777 East Wisconsin Avenue
     Milwaukee, WI
     ABA Number 042000013
     For Credit to AC# 112952137
     Account Name: Name of Investor
     Fund Name: CCMA Select Money Market Fund

o    Electronic Funds Transfer:

     If you wish to make purchases via Electronic Funds Transfer, please call the Fund at 1-877-222-6840 during business hours to initiate the Electronic Funds Transfers through your checking/savings account. Electronic Funds Transfers are not allowed for initial purchase, only subsequent purchases.

     Amounts sent by wire or electronic funds must be received before 12:00 noon Central Time in order to buy shares that day.

     The Fund does not impose charges, but your bank may impose charges.

     The Fund and U.S. Bancorp are not responsible for the consequences of delays resulting from the banking or Federal Reserve Wire System, or from incomplete wiring instructions.

                                       7

THROUGH THE INTERNET

TO OPEN AN ACCOUNT

o Investors may not open an account online via CCMA Funds website at www.ccmaselectfunds.com.


TO ADD TO AN ACCOUNT

Login at www.ccmaselectfunds.com, choose the "My Account" tab and then follow the instructions.

o Payment for shares purchased online must be made by electronic funds transfer from your banking institution.


Additional Information About Purchasing Shares

o If the Fund receives your purchase order by 12:00 Noon, Central time and payment, in immediately available funds wired to U.S. Bank, in the amount of your purchase order by 3:00 p.m., Central time, your purchase order will be considered to be received that day, and your shares will be purchased at that day's net asset value. Otherwise, your purchase order will be considered to be received the next business day, and your shares will be purchased at the next business day's net asset value.

o You will begin earning dividends on the day your purchase order is executed.

o The Fund reserves the right to reject any purchase request, including a purchase request that may disrupt the Fund's operation or performance. Please call us at 800-357-4675 before attempting to invest an amount greater than $25 million.

o You must certify whether you are subject to withholding for failing to report income to the Internal Revenue Service. The Fund may return investments received without a certified taxpayer identification number.

o The Fund will not accept cash, money orders, travelers checks or starter checks.

o    The Fund will not issue share certificates.

How to Exchange Shares

Shares of the Fund may be exchanged for shares of any other fund of the CCMA Select Investment Trust on the basis of the respective net asset values of the funds at the time of exchange. An exchange involves the redemption of shares of one fund and investment of the redemption proceeds in shares of another fund. Redemptions will be made at the net asset value per share next determined after receipt of a request for exchange. Shares of the fund to be acquired will be purchased at the net asset value of those shares next determined after receipt of the request for exchange. Any gain or loss realized on an exchange is recognized for federal income tax purposes. You will not pay any sales charges when exchanging shares.

                                       8

The Fund reserves the right to limit the number of exchanges between funds and to modify or discontinue the exchange privilege upon 60 days' written notice. The procedures that apply to redeeming shares below in "How to Sell Shares" also apply to exchanging shares.

How to Sell Shares

You may redeem some or all of your shares on any day the NYSE is open for regular session trading and that is not a bank holiday. The Fund ordinarily will pay redemption proceeds by wire transfer of immediately available funds to the bank account designated on your account application. Upon request, the Fund will pay redemption proceeds by check mailed to your address of record. There are three ways to redeem Fund shares.

By Mail

o Complete a redemption request that includes the account number, the complete account name and address and the amount of the redemption.

o    The redemption request must be signed by each owner of the account.

o    Mail your redemption request to:

     CCMA Select Money Market Fund
     c/o U.S. Bancorp Fund Services, LLC
     P.O. Box 701
     Milwaukee, WI  53201-0701; or

     for overnight delivery:

     CCMA Select Money Market Fund
     c/o U.S. Bancorp Fund Services, LLC
     615 East Michigan Street
     Milwaukee, WI  53202

By Telephone

o You must make arrangements to redeem by telephone prior to the redemption. Please call 877-222-6840 during business hours for more information.

o To redeem, you may call 877-222-6840 during business hours to sell your shares.

o    Please be sure to furnish your taxpayer identification number.

Through the Internet

o Login at www.ccmaselectfunds.com, choose the "My Account" tab and then follow the instructions.

o The Fund imposes a limit of $5 million on any one redemption through the Internet. The Fund reserves the right to change or waive this limit at any time.

                                       9

Additional Information About Selling Shares

o As long as the Fund receives your redemption request in proper form by 12:00 Noon, Central time, your shares will be sold at that day's net asset value and immediately available funds in the amount of your redemption request will be wired to your designated bank account that business day (unless you elect to receive your redemption proceeds by check). If the Fund receives your redemption request in proper form after 12:00 Noon, Central time, the redemption request will be considered to be received the next business day. Your shares will be sold at the next business day's net asset value and immediately available funds in the amount of your redemption request will be wired to your designated bank account the next business day (unless you elect to receive your redemption proceeds by check). A redemption request is in proper form if it includes all the required information listed in "How to Sell Shares" and the Fund has a completed account application on file.

o Shares generally continue earning dividends until the day your redemption request is executed.

o The Fund requires a signature guarantee when a redemption request is payable to anyone other than the account owners of record, to be mailed to an address other than the address of record, or to be wired to a bank other than one previously authorized. You can obtain a signature guarantee from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange.

o Proceeds from redemption requests made shortly after a recent purchase order by check will be distributed only after the check clears, which may take up to 15 days from date of purchase.

o The Fund may suspend redemptions or postpone payments of redemption proceeds for more than seven days during any period when (a) the NYSE is closed for other than customary weekend and holiday closings; (b) trading on the NYSE is restricted; (c) there are emergency circumstances as determined by the Securities and Exchange Commission; or (d) the Securities and Exchange Commission has by order permitted such suspension to protect shareholders of the Fund.

o The Fund reserves the right to pay redemptions "in kind" -- payment in portfolio securities rather than cash - if the amount you are redeeming is large enough to effect the Fund's operations. In these cases, you might incur brokerage costs in converting the securities to cash. By calling us before you attempt to redeem a large dollar amount, you are more likely to avoid in-kind or delayed payment of your redemption.

Automatic Redemption of Shares in Smaller Accounts

The Fund reserves the right to redeem a shareholder account and send the proceeds to the shareholder if the value of an account is reduced below $25,000, unless the reduction is due to market activity. Before automatically redeeming your account, the Fund will notify you in writing and give you at least 90 days to increase the balance. The Fund reserves the right to change the minimum needed to maintain an account at any time.

Telephone Transactions

You may give up some level of security by choosing to sell shares by telephone rather than by mail. To prevent unauthorized transactions in you account, the Fund will employ reasonable procedures to confirm that telephone instructions are genuine. If the Fund or its service provider follows these

                                       10

procedures, the Fund or its service provider will not be liable for any loss, liability, cost or expense arising from unauthorized or fraudulent telephone instructions.

Because you may be responsible for unauthorized telephone requests, you should verify the accuracy of telephone transactions instructions immediately upon receipt of confirmation statements. You also should take precautions to keep confidential your account number and tax identification number.

During times of drastic economic or market changes, telephone redemption may be difficult to implement. In the event that you are unable to reach the Fund by telephone, requests may be mailed or hand-delivered to the Fund c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, Wisconsin 53202.

www.ccmaselectfunds.com

Shareholders will be able to request purchases, exchanges and redemption of Fund shares online via the Internet after an account is opened. To authorize this service, call U.S. Bancorp Fund Services, LLC at 877-222-6840.

The Fund and its agents will not be responsible for any losses resulting from unauthorized online transactions when procedures are followed that are designed to confirm that the online transaction request in genuine. Statements of accounts shall be conclusive if not objected to in writing within ten days after transmitted by mail. During periods of significant economic or market change, it may be difficult to reach the Fund online. If this happens, you may initiate transactions in your Fund accounts by mail or as otherwise described in this Prospectus.


For more information on any of the Fund's shareholder services, please call 877-222-6840.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Fund distributes to shareholders virtually all of its net income, which may include short term capital gains, as dividends. The Fund may also realize long terms capital gains (or losses) from its investments, and will distribute these long term capital gains, if any, to shareholders as capital gains distributions. The Fund's income dividends accrue daily and are distributed on the last business day of every month. The Fund will distribute any realized long term capital gains annually. The distributions that you receive from the Fund will consist primarily of dividends. The Fund will automatically reinvest your dividends and capital gains distributions, if any, in additional shares of the Fund, unless you request that your dividends and/or capital gains distributions be paid in cash.

Taxes

The discussion that follows is included for general information only. You should consult your tax advisor concerning the federal or state consequences of an investment in the Fund.

The Fund will send you a statement each year showing the tax status of all your distributions. In addition, taxable investors should be aware of the following:

                                       11

o The tax status of any distribution is the same regardless of how long you have held shares of the Fund and whether you reinvest in additional shares of the Fund or take the distribution in cash.

o Distributions declared in October, November or December -- if paid to you by the end of the following January--are taxable for federal income tax purposes as if received in December.

o Any dividends and distributions of short-term capital gains, if any, received by you are taxable to you as ordinary income for federal income tax purposes. The Fund's distributions of long-term capital gains, if any, are taxable to you as capital gains.

o Dividend distributions that you receive may be subject to state and local income taxes. Depending on your state's rules, however, any dividends attributable to interest earned on direct obligations of the U.S. Treasury may be exempt from state and local taxes. The Fund will notify you each year concerning how much, if any, of your dividends may qualify for this exemption.

General Information

By law, the Fund must withhold a percentage of any taxable distributions or redemptions from your account if you do not:

o    provide us with your correct taxpayer identification;

o    certify that your taxpayer identification is correct;

o    certify that you are a U.S. person; and

o    confirm that you are not subject to backup withholding.

The backup withholding percentage is currently 30% and will decrease to 29% in 2004 and 2005, and 28% thereafter until 2011, when it will revert to 31% unless amended by Congress.

The Fund must withhold taxes from your account if the IRS instructs us to do so.

If a dividend distribution mailed to your address of record is returned as undeliverable, the Fund will automatically reinvest all future distributions until you provide us with a valid mailing address.


                     INVESTMENT IN ANOTHER MONEY MARKET FUND

Substantial Investment in Another Fund

The Fund may seek to achieve its investment objective by investing a substantial portion of its investable assets in another money market fund. Accordingly, the Fund would acquire an indirect interest in the securities held by the other money market fund. The Fund would invest in another money market fund to achieve greater operation efficiencies and reduce costs; however, there can be no assurance that these benefits will be realized. Other funds with similar objectives and restrictions could also invest in the money market fund.


                                       12

Master Fund/Feeder Fund Structure

The Board of Trustees has the authority to convert the Fund to a "feeder" fund in a master fund/feeder fund structure in which the Fund, instead of investing all of its assets directly in portfolio securities, would pursue its investment objective by investing all of its investable assets in a separate "master" fund having the same investment objective and substantially the same investment restrictions as the Fund. Other funds with similar objectives and restrictions could also invest in the same master fund. The purpose of such an arrangement is to achieve greater operation efficiencies and reduce costs; however, there can be no assurance that these benefits will be realized.

                                       13

                          GLOSSARY OF INVESTMENT TERMS

Commercial Paper. Short-term securities that are issued by corporations and other borrowers to finance their current obligations and are typically unsecured. Issues of commercial paper normally have maturities of less than nine months and have fixed rates of return.

Credit Quality. Credit quality of a security depends on the issuer's ability to pay interest and, ultimately, to repay the debt. The lower the rating by one of the independent bond-rating agencies (for example, Moody's or Standard & Poor's), the greater the chance - in the rating agency's opinion - that the issuer will default, or fail to meet its payment obligations.

Dividend Income. Payment to shareholders of income from interest from the Fund's investments.

Liquidity. The degree of a security's marketability (that is, how quickly the security can be sold at a fair price and converted to cash).

Net Asset Value. The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value of share price.

Repurchase Agreements. A means of investing money for a short period, repurchase agreements are contracts in which a U.S. commercial bank or securities dealer sells government securities and agrees to repurchase the securities on a specific date (normally the next business day) at a specific price.

U.S. Government Securities. Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

                                       14

FOR MORE INFORMATION

More information about the Fund is available free upon request:

Shareholder Reports - Additional information about the Fund's investments is available in the Fund's annual and semi-annual report to shareholders. Those documents contain a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its most recent fiscal period.

Statement of Additional Information (SAI) - The SAI provides more details about the Fund and its policies. A current SAI is on file with the Securities and Exchange Commission and is incorporated by reference into (and is legally a part of) this Prospectus.

TO OBTAIN INFORMATION

By Telephone - 800-357-4675

By Mail - CCMA Select Money Market Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701

By Internet - www.ccmaselectfunds.com

Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Free text-only versions of the annual report, semi-annual report and the SAI are available on the EDGAR Database on the SEC's Internet web-site, at www.sec.gov. You can also obtain copies of this information, after paying a duplication fee, by e-mail request at: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 450 5th Street, N.W., Washington, D.C. 20549-0102.

Investment Company Act File Number 811-10441

================================================================================

                          CCMA SELECT INVESTMENT TRUST

                   CCMA SELECT INTERNATIONAL CORE EQUITY FUND


                        190 S. LaSalle Street, Suite 2800
                                Chicago, IL 60603
                                  800-357-4675

                       STATEMENT OF ADDITIONAL INFORMATION
                                November 1, 2002

This  Statement  of  Additional  Information  is not a  prospectus  but provides information that you should read in conjunction with the CCMA Select International Core Equity Fund prospectus (the "Prospectus") dated the same date as this Statement of Additional Information. No information is incorporated by reference into this SAI. You may obtain a copy of the Prospectus at no charge by writing or telephoning at the address or telephone number shown above.



                                TABLE OF CONTENTS

                                                                            Page

INFORMATION ABOUT THE FUND.....................................................1
INVESTMENT OBJECTIVE...........................................................1
INVESTMENT TECHNIQUES AND RISKS................................................1
         Short Term Investments................................................2
         Types of Debt Securities..............................................4
         Types of Equity Securities............................................6
         Types of Foreign Securities...........................................7
         Derivative Instruments................................................8
INVESTMENT POLICIES AND RESTRICTIONS..........................................13
         Fundamental Restrictions.............................................13
         Non-Fundamental Restrictions.........................................15
MASTER FUND/FEEDER FUND STRUCTURE.............................................16
TRUSTEES AND OFFICERS.........................................................17
CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS....................................21
INVESTMENT ADVISORY AGREEMENTS................................................22
         Between the Portfolio and CCM Advisors...............................22
         Between the Investment Manager and CCM Advisors......................24
DISTRIBUTOR...................................................................25
SECURITIES ACTIVITIES OF THE INVESTMENT MANAGER...............................26
PORTFOLIO TRANSACTIONS........................................................26
PORTFOLIO TURNOVER............................................................28
DETERMINATION OF NET ASSET VALUE..............................................28
PERFORMANCE INFORMATION.......................................................29
PURCHASE AND REDEMPTION OF FUND SHARES........................................31
OTHER SERVICE PROVIDERS.......................................................32
         Administrator........................................................32
         Custodian,Transfer Agent and Fund Accountant.........................32
         Independent Accountants..............................................33
TAXES    .....................................................................33
         General Tax Information..............................................33
CODE OF ETHICS................................................................35
SHARES   .....................................................................35
         Voting Rights........................................................35
FINANCIAL STATEMENTS..........................................................36
APPENDIX A:  DESCRIPTION OF CREDIT RATINGS...................................A-1

                                       i

INFORMATION ABOUT THE FUND

     CCMA Select Investment Trust (the "Trust") is an open-end management investment company organized as a business trust under the laws of the State of Delaware on May 31, 2001. The Trust consists of two series: the CCMA Select International Core Equity Fund and the CCMA Select Money Market Fund. This Statement of Additional Information covers the CCMA Select International Core Equity Fund (the "Fund"). The CCMA Select Money Market Fund is offered through a separate prospectus and Statement of Additional Information.

     The Trust issues shares of beneficial interest for the Fund representing fractional undivided interests in the Fund. By investing in the Fund, you become entitled to a pro-rata share of all dividends and distributions arising from the net income and capital gains, if any, on the investments of the Fund. Likewise, you share pro-rata in any losses of the Fund. The Fund offers one class of shares.

     Rather than invest in securities directly, the Fund seeks to achieve its objectives by investing in a master fund having the identical investment objective and substantially the same investment policies as the Fund. The purpose of such an arrangement is to achieve greater operational efficiencies and reduce costs. The Fund will invest all of its investable assets in the International Core Equity Master Portfolio (the "Portfolio") of CCM Advisors Funds (the "Master Trust"). See "Master Fund/Feeder Fund Structure."

     The Fund and Portfolio are "diversified" as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"). CCM Advisors, LLC (the "CCM Advisors") is the investment adviser to the Portfolio and Pyrford International PLC (the "Investment Manager") is responsible for the day-to-day investment operations of the Portfolio.

INVESTMENT OBJECTIVE

     The investment objective of the Fund is set forth and described in the Prospectus. The investment objective of the Fund may be changed by the Board of Trustees of the Trust without the approval of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of the Fund. Should the investment objective of the Fund change, the Trust will provide investors with sixty days' prior written notice of the change.

INVESTMENT TECHNIQUES AND RISKS

     Unless otherwise noted, for purposes of discussion in this section, the term "Fund" refers to the Fund and the Portfolio. In addition to the investment objective of the Fund, the principal investment techniques and principal risks of the Fund are generally set forth in the Fund's Prospectus. This section is intended to augment the explanation set forth in the Prospectus. Investment techniques and risks not set forth in the Fund's Prospectus, but contained in this section are not the principal investment techniques and principal risks of the Fund.

Short Term Investments

     The Fund may invest in a variety of short-term debt securities ("money market instruments"), including instruments issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities ("Government Securities") and repurchase agreements for such securities. Money market instruments are generally considered to be debt securities having remaining maturities of approximately one year or less. Other types of money market instruments include: certificates of deposit, bankers' acceptances, commercial paper, letters of credit, short-term corporate obligations, and the other obligations discussed below.

     It is currently anticipated that the short-term investments of the Fund in bank obligations (including certificates of deposit, bankers' acceptances, time deposits and letters of credit) will be limited to: (1) obligations of U.S. commercial banks and savings institutions having total assets of $1 billion or more, and instruments secured by such obligations, including obligations of foreign branches of U.S. banks and (2) similar obligations of foreign commercial banks having total assets of $1 billion or more or their U.S. branches which are denominated in U.S. dollars. Obligations of foreign banks and their U.S. branches are subject to the additional risks of the types generally associated with investment in foreign securities. See "Foreign Securities." Similar risks may apply to obligations of foreign branches of U.S. banks. There currently are no reserve requirements applicable for obligations issued by foreign banks or foreign branches of U.S. banks. Also, not all of the federal and state banking laws and regulations applicable to domestic banks relating to maintenance of reserves, loan limits and promotion of financial soundness apply to foreign branches of domestic banks, and none of them apply to foreign banks.

     It is anticipated that commercial paper constituting the short-term investments of the Fund must be rated within the two highest grades by Standard & Poor's ("S&P") or the highest grade by Moody's Investors Service, Inc. ("Moody's") or, if not rated, must be issued by a company having an outstanding debt issue rated at least AA by S&P or AA by Moody's. Other types of short-term corporate obligations (including loan participations and master demand notes) must be rated at least A by S&P or Moody's to qualify as a short-term investment of the Fund, or, if not rated, must be issued by a company having an outstanding debt issue rated at least A by Moody's or S&P. The quality standards described above may be modified upon the approval of the Master Trust's Board of Trustees. Information concerning corporate securities ratings is found in Appendix A.

     Bank time deposits may be non-negotiable until expiration and may impose penalties for early withdrawal. Master demand notes are corporate obligations which permit the investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the borrower. They permit daily changes in the amounts borrowed. The amount under the note may be increased at any time by the Fund up to the full amount provided by the note agreement, or may be decreased by the Fund. The borrower may prepay up to the full amount of the note without penalty. These notes may in some cases be backed by bank letters of credit. Because these notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them, although they are redeemable (and thus immediately repayable by the borrower) at principal amount, plus accrued interest, at any time. Investments in bank time deposits and master demand notes are subject to limitations on the purchase of securities that are restricted or illiquid. See "Restricted and Illiquid Securities." The Fund does not intend to purchase any non-negotiable bank time deposits or master demand notes during the coming year.

     Repurchase Agreements. The Fund may enter into repurchase agreements involving the types of securities which are eligible for purchase by the Fund. However, it is expected that there will be no limitation upon the maturity of the securities underlying the repurchase agreements.

     Repurchase agreements, which may be viewed as a type of secured lending by the Fund, typically involve the acquisition by the Fund of government securities or other securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Fund will sell back to the institution, and that the institution will repurchase, the underlying security ("collateral") at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The Fund will receive interest from the institution until the time when the repurchase is to occur. Although such date is deemed to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits and may exceed one year.

     While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Fund will follow procedures designed to minimize such risks. These procedures include a requirement that the value of the collateral underlying the repurchase agreement, which will be held by the Fund's custodian in a segregated account on behalf of the Fund, will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercise of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is anticipated that the Fund, as a policy, will not invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amount to more than 10% of its net assets. Investments in repurchase agreements may at times be substantial when, in the view of the Investment Manager, liquidity or other considerations warrant.

     Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements. These agreements, in which the Fund would sell the security underlying the repurchase agreement for cash and be obligated to repurchase the security, involve a form of leverage to the extent the Fund may invest the cash received and involve risks similar to repurchase agreements. Although this practice, if successful, may help the Fund increase its income or net assets through the investment of the cash received in a reverse repurchase agreement, if the return on those investments is inadequate or they decline in value during the term of the agreement, the income or the net assets of the Fund would be adversely affected as compared to its income and net assets absent the transaction. The Fund does not intend to enter into reverse repurchase agreements during the next year.

Types of Debt Securities

The debt obligations in which the Fund may invest are subject to certain quality limitations and other restrictions. Permissible investments may include money market instruments and other types of obligations. See "Short-Term Investments"and "Convertible Securities." Debt obligations are subject to various risks as described in the Fund's prospectus. In addition, interestholders should recognize that, although securities ratings issued by a securities rating service provide a generally useful guide as to credit risks, they do not offer any criteria to evaluate interest rate risk. As noted in the Fund's prospectus, changes in interest rate levels cause fluctuations in the prices of debt obligations and may, therefore, cause fluctuations in net asset values per share of the Fund.

     Subsequent to the purchase of a debt security by the Fund, the ratings or credit quality of a debt security may deteriorate. The Fund is not required to sell a security if its credit quality or rating deteriorates after its purchase. However, the Investment Manager will evaluate and monitor the quality of all investments and will dispose of investments that have deteriorated in their creditworthiness or ratings if the Investment Manager determines such action is necessary to assure that the Fund's overall investments are constituted in a manner consistent with its investment objective.

     The economy and interest rates affect lower rated obligations differently from other securities. For example, the prices of these obligations have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. To the extent that there is no established retail secondary market, there may be thin trading of lower rated obligations which may adversely impact the ability of the Investment Manager to accurately value such obligations and the Fund's assets, and may also adversely impact the Fund's ability to dispose of the obligations. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower rated obligations, especially in a thinly traded market.

     Government Securities. Government securities include obligations issued by the U.S. Government, such as U.S. Treasury bills, notes and bonds, which differ as to their maturities at the time of issuance. Government Securities also include obligations guaranteed by the U.S. Government or issued by its agencies or instrumentalities, such as obligations of the Export-Import Bank of the United States, the General Services Administration, Federal Land Banks, Farmers Home Administration and Federal Home Loan Banks. Some Government Securities, such as U.S. Treasury obligations and obligations issued by the Export-Import Bank and the Federal Housing Administration, are backed by the full faith and credit of the U.S. Treasury. Others, such as those issued by Federal Home Loan Banks, are backed by the issuer's right to borrow from the U.S. Treasury. Some, such as those issued by the Federal National Mortgage

Association and Federal Farm Credit Banks, are backed only by the issuer's own credit, with no guarantee or U.S. Treasury backing.

     Zero Coupon Securities. Debt securities purchased by the Fund may include zero coupon securities. These securities do not pay any interest until maturity and, for this reason, zero coupon securities of longer maturities may trade at a deep discount from their face or par values and may be subject to greater fluctuations in market value than ordinary debt obligations of comparable maturity. Current federal tax law requires the holder of a zero coupon security to accrue a portion of the discount at which the security was purchased as income each year even though the holder receives no interest payment that year. It is not anticipated that the Fund will invest more than 5% of its assets in zero coupon securities during the next year.

     Variable Rate Securities. Debt obligations purchased by the Fund may also include variable and floating rate securities. The interest rates payable on these securities are adjusted either at predesignated periodic intervals or whenever there is a change in an established market rate of interest. Other features may include a right whereby the Fund may demand prepayment of the principal amount prior to the stated maturity (a "demand feature") and the right of an issuer to prepay the principal amount prior to maturity. One benefit of variable and floating rate securities is that, because of interest rate adjustments on the obligation, changes in market value that would normally result from fluctuations in prevailing interest rates are reduced. The benefit of a demand feature is enhanced liquidity.

     Mortgage-Backed Securities. The Fund may invest in mortgage-backed securities issued or guaranteed by the U.S. Government, or one of its agencies or instrumentalities, or issued by private issuers. The mortgage-backed securities in which the Fund may invest include collateralized mortgage obligations ("CMOs") and REMIC interests. CMOs are debt instruments issued by special purpose entities and secured by mortgages or other mortgage-backed securities, which provide by their terms for aggregate payments of principal and interest based on the payments made on the underlying mortgages or securities. CMOs are typically issued in separate classes with varying coupons and stated maturities. REMIC interests are mortgage-backed securities as to which the issuers have qualified to be treated as real estate mortgage investment conduits under the Internal Revenue Code of 1986 and have the same characteristics as CMOs. It is expected that the amount of privately issued mortgage-backed securities that may be purchased by the Fund may not exceed 10% of the value of the Fund's total assets, and the securities of any one such issuer purchased by the Fund may not exceed 5% of the value of the Fund's total assets.

     The Fund may from time to time also invest in "stripped" mortgage-backed securities. These are securities which operate like CMOs but entitle the holder to disproportionate interests with respect to the allocation of interest or principal on the underlying mortgages or securities. A stripped mortgage-backed security is created by the issuer separating the interest and principal on a mortgage pool to form two or more independently tradable securities. The result is the creation of classes of discount securities which can be structured to produce faster or slower prepayment expectations based upon the particular underlying mortgage interest rate payments assigned to each class. These obligations exhibit risk characteristics similar to mortgage-backed securities generally and zero coupon securities. Due to existing market characteristics, "interest only" and "principal only" mortgage-backed securities are considered to be illiquid.

     Because the mortgages underlying mortgage-backed securities are subject to prepayment at any time, most mortgage-backed securities are subject to the risk of prepayment in an amount differing from that anticipated at the time of issuance. Prepayments generally are passed through to the holders of the securities. Any such prepayments received by the Fund must be reinvested in other securities. As a result, prepayments in excess of those anticipated could adversely affect yield to the extent reinvested in instruments with a lower interest rate than that of the original security. Prepayments on a pool of mortgages are influenced by a variety of economic, geographic, social and other factors. Generally, however, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates. Accordingly, amounts required to be reinvested are likely to be greater (and the potential for capital appreciation less) during a period of declining interest rates than during a period of rising interests rates. Mortgage-backed securities may be purchased at a premium over the principal or face value in order to obtain higher income. The recovery of any premium that may have been paid for a given security is solely a function of the ability to liquidate such security at or above the purchase price.

     Asset-Backed Securities. The Fund may invest in asset-backed securities issued by private issuers. Asset-backed securities represent interests in pools of consumer loans (generally unrelated to mortgage loans) and most often are structured as pass-through securities. Interest and principal payments ultimately depend on payment of the underlying loans by individuals, although the securities may be supported by letters of credit or other credit enhancements. The value of asset-backed securities may also depend on the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing the credit enhancement. Asset-backed securities may be "stripped" into classes in a manner similar to that described under "Mortgage-Backed Securities," above, and are subject to the prepayment risks described therein.

Types of Equity Securities

     The Fund may purchase equity securities, including common and preferred and convertible preferred stocks and securities having equity characteristics such as rights, warrants and convertible securities. See "Convertible Securities." Common stocks and preferred stocks represent equity ownership interests in a corporation and participate in the corporation's earnings through dividends which may be declared by the corporation. Unlike common stocks, preferred stocks are entitled to stated dividends payable from the corporation's earnings, which in some cases may be "cumulative" if prior stated dividends have not been paid. Dividends payable on preferred stock have priority over distributions to holders of common stock, and preferred stocks generally have preferences on the distribution of assets in the event of the corporation's liquidation. Preferred stocks may be "participating" which means that they may be entitled to dividends in excess of the stated dividend in certain cases. The rights of common and preferred stocks are generally subordinate to rights associated with a corporation's debt securities. Rights and warrants are securities which entitle the holder to purchase the securities of a company

(generally, its common stock) at a specified price during a specified time period. Because of this feature, the values of rights and warrants are affected by factors similar to those that determine the prices of common stocks and exhibit similar behavior. Rights and warrants may be purchased directly or acquired in connection with a corporate reorganization or exchange offer. The purchase of rights and warrants are subject to certain limitations. See "Investment Restrictions."

     Convertible Securities. The Fund may purchase securities of this type, including convertible debt obligations and convertible preferred stock. A convertible security entitles the holder to exchange it for a fixed number of shares of common stock (or other equity security), usually at a fixed price within a specified period of time. Until conversion, the holder receives the interest paid on a convertible bond or the dividend preference of a preferred stock.

     Convertible securities have an "investment value" which is the theoretical value determined by the yield it provides in comparison with similar securities without the conversion feature. The investment value changes based upon prevailing interest rates and other factors. They also have a "conversion value" which is the worth in market value if the security were exchanged for the underlying equity security. Conversion value fluctuates directly with the price of the underlying security. If conversion value is substantially below investment value, the price of the convertible security is governed principally by its investment value. If the conversion value is near or above investment value, the price of the convertible security generally will rise above investment value and may represent a premium over conversion value due to the combination of the convertible security's right to interest (or dividend preference) and the possibility of capital appreciation from the conversion feature. A convertible security's price, when price is influenced primarily by its conversion value, will generally yield less than a senior nonconvertible security of comparable investment value. Convertible securities may be purchased at varying price levels above their investment values. However, there is no assurance that any premium above investment value or conversion value will be recovered because price changes and, as a result, the ability to achieve capital appreciation through conversion may never be realized.

Types of Foreign Securities

     Foreign securities may be affected by changes in currency exchange rates, exchange control regulations, changes in governmental administration or economic or monetary policy (in the U.S. and abroad), political events, expropriation or nationalization or confiscatory taxation. Dividends and interest paid on foreign securities may be subject to foreign withholding and other foreign taxes. In addition, there may be less publicly available information concerning foreign issuers than domestic issuers, and foreign issuers may not be subject to uniform accounting, auditing and financial reporting standards comparable to those of domestic issuers. Securities of certain foreign issuers and in certain foreign markets are less liquid and more volatile than domestic issues and markets, and foreign brokerage commissions are generally higher than in the U.S. There is also generally less regulation and supervision of exchanges, brokers and issuers in foreign countries.

     Securities denominated in foreign currencies may be affected favorably or unfavorably by changes in foreign currency exchange rates and costs will be incurred in converting one currency to another. Exchange rates are determined by forces of supply and demand which forces are affected by a variety of factors including international balances of payments, economic and financial conditions, government intervention and speculation. Foreign currency exchange transactions of the Fund may be effected on a "spot" basis (cash basis) at the prevailing spot rate for purchasing or selling currency. The Fund may also utilize forward foreign currency contracts as described below. See "Derivative Instruments - Forward Foreign Currency Contracts."

Derivative Instruments

     In pursuing its investment objectives, the Fund may purchase and sell (write) options on securities, securities indices, and foreign currencies and enter into interest rate, foreign currency and index futures contracts and purchase and sell options on such futures contracts and enter into forward foreign currency exchange contracts for hedging purposes.

     Options. An option is a legal contract that gives the holder the right to buy or sell a specified amount of the underlying instrument at a fixed or determinable price upon the exercise of the option. A call option conveys the right to buy, in return for a premium paid, and a put option conveys the right, in return for a premium, to sell a specified quantity of the underlying instrument. Options on indices are settled in cash and gain or loss depends on changes in the index in question rather than on price movement in individual securities.

     There are certain risks associated with transactions in options on securities and on indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when, and how to use options involves the exercise and skill and judgment of the Investment Manager, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

     There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying securities unless the option expired without exercise. As the writer of a covered call option, the Fund foregoes, during the life of the option, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

     If trading were suspended in an option purchased by the Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it had purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund, however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.

     Options On Foreign Currencies. The Fund may purchase and write options on foreign currencies for hedging purposes. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted.

     Conversely, where the Investment Manager perceives a risk of a rise in the dollar value of a foreign currency in which securities to be acquired are denominated (which would increase the dollar cost of these securities to the Fund), the Fund may purchase call options on the currency involved. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Fund deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

     The Fund may write options on foreign currencies for the same types of hedging purposes. For example, where the Fund anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the anticipated decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received. Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Fund to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if exchange rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to purchase or sell the underlying currency at a loss, which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements in exchange rates.

     The Fund may write covered call options on foreign currencies. A call option written on a foreign currency by the Fund is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by the Fund's custodian) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if the Fund has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash, or liquid assets in a segregated account with the custodian.

     The Fund also may write call options on foreign currencies for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is designed to provide a hedge against a decline in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option due to an adverse change in the exchange rate. In such circumstances, the Fund will collateralize the option by maintaining in a segregated account with the custodian, cash or liquid assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

     Forward Foreign Currency Contracts. The Fund may enter into forward currency contracts to purchase or sell foreign currencies as a hedge against possible variations in foreign exchange rates. A forward foreign currency exchange contract is an agreement between the contracting parties to exchange an amount of currency at some future time at an agreed upon rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. A forward contract generally has no deposit requirement, and such transactions do not involve commissions. By entering into a foreign contract for the purchase or sale of the amount of foreign currency invested in a foreign security, the Fund can hedge against possible variations in the value of the dollar versus the subject currency either between the date the foreign security is purchased or sold and the date on which payment is made or received ("transaction hedging"), or during the time the Fund holds the foreign security ("position hedging"). Hedging against a decline in the value of a currency through the use of forward contracts does not eliminate fluctuations in the prices of securities or prevent losses if the prices of securities decline. Hedging transactions preclude the opportunity for gain if the value of the hedged security should rise. The Fund will not speculate in foreign currency contracts. If the Fund enters into a "position hedging transaction," which is the sale of forward non-U.S. currency with respect to a security held by it and denominated in such foreign currency, the Fund's custodian will place cash or liquid securities in a separate account in an amount equal to the amount of the Fund's total assets committed to the consummation of such forward contract. If the value of the securities placed in the account declines, additional cash or securities will be placed in the account so that the value of cash or securities in the account will equal the amount of the Fund's commitments with respect to such contracts. The Fund will not attempt to hedge all of its non-U.S. portfolio positions and will enter into such transactions only to the extent, if any, deemed appropriate by the Investment Manager. The Fund will not enter into forward contracts for terms of more than one year.

     The Fund also has the authority to engage in transactions in foreign currency options and futures, but the Fund has no intention to do so during the next year. These options and futures are similar to options and futures on securities, except they represent an option to purchase or to sell an amount of a specified currency prior to expiration of the option at a designated price (in the case of a currency option), or a contract to purchase or deliver a specified amount of currency at an agreed upon future time and price (in the case of a currency future). Such transactions would be used for purposes similar to those described above for forward foreign currency contracts.

     Securities Loans. The Portfolio may lend foreign securities consistent with the following requirements, but the Portfolio does not have any intention to do so in the foreseeable future. The Portfolio may from time to time lend U.S. securities that it holds to brokers, dealers and financial institutions. Such loans will be secured by collateral in the form of cash or United States Treasury securities, or other liquid securities as permitted by the Securities and Exchanges Commission, which at all times while the loan is outstanding, will be maintained in an amount at least equal to the current market value of the loaned securities. The Portfolio will continue to receive interest and dividends on the loaned securities during the term of the loan, and, in addition, will receive a fee from the borrower or interest earned from the investment of cash collateral in short-term securities. The Portfolio also will receive any gain or loss in the market value of loaned securities and of securities in which cash collateral is invested during the term of the loan.

     The right to terminate a loan of securities, subject to appropriate notice, will be given to either party. When a loan is terminated, the borrower will return the loaned securities to the Portfolio. The Portfolio will not have the right to vote securities on loan, but would terminate a loan and regain the right to vote if the Master Trust's Board of Trustees deems it to be necessary in a particular instance.

     For tax purposes, the dividends, interest and other distributions which the Portfolio receives on loaned securities may be treated as other than qualified income for the 90% test. (See TAXES.) The Portfolio intends to lend portfolio securities only to the extent that this activity does not jeopardize its status as a regulated investment company under the Code.

     The primary risk involved in lending securities is that the borrower will fail financially and return the loaned securities at a time when the collateral is insufficient to replace the full amount of the loan. The borrower would be liable for the shortage, but the Portfolio would be an unsecured creditor with respect to such shortage and might not be able to recover all or any of it. In order to minimize this risk, the Portfolio will make loans of securities only to firms CCM Advisors, LLC, the Portfolios' investment adviser, deems creditworthy.

     The Portfolio receives amounts equal to the interest on loaned securities and also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral or (c) interest on short-term debt securities purchased with such collateral; either type of interest may be shared with the borrower. The Portfolio may also pay fees to placing brokers as well as custodian and administrative fees in connection with loans. Fees may only be paid to a placing broker provided that the Master Trust's Board of Trustees determines that the fee paid to the placing broker is reasonable and based solely upon services rendered, that the Trustees separately consider the propriety of any fee shared by the placing broker with the borrower and that the fees are not used to compensate CCM Advisors or an Investment Manager or any affiliated person of the Portfolio or an affiliated person of CCM Advisors or an Investment Manager. The terms of the

Portfolio's loans must meet applicable tests under the Internal Revenue Code and permit the Portfolio to reacquire the loaned securities on five days' written notice or in time to vote on any important matter.


     Restricted and Illiquid Securities. The Fund may invest up to 10% of the value of its net assets, measured at the time of investment, in restricted and illiquid securities. Restricted securities are securities which are subject to restrictions on resale because they have not been registered under the 1933 Act. Illiquid securities are securities which may be subject to other types of resale restrictions or which have no readily available markets for their disposition. These limitations on resale and marketability may have the effect of preventing the Fund from disposing of a security at the time desired or at a reasonable price. In addition, in order to resell a restricted security, the Fund might have to bear the expense and incur the delays associated with effecting registration. In purchasing restricted securities, the Fund does not intend to engage in underwriting activities, except to the extent that it may be deemed to be a statutory underwriter under the 1933 Act in disposing of such securities. It is expected that restricted securities will be purchased for investment purposes only and not for the purpose of exercising control or management of other companies. Under the Fund's anticipated policies, securities available for purchase and sale in accordance with Rule 144A under the 1933 Act are treated as restricted securities for the purposes of the limitation set forth above.

     Real Estate Investment Trusts (REITs). The Fund may invest in REITs. REITs are pooled investment vehicles that invest primarily in income producing real estate related loans or interests. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs may be affected by changes in the value of the underlying property owned by the REITs or the quality of loans held by the REIT. REITs are dependent upon management skills, are not diversified, and are subject to the risks of financing projects.

     REITs are also subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline.

     Investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than securities of larger companies.

     When-Issued Purchases and Forward Commitments (Delayed-Delivery). When-issued purchases and forward commitments (delayed-delivery) are commitments by the Fund to purchase or sell particular securities with payment and delivery to occur at a future date (perhaps one or two months later). These transactions permit the Fund to lock in a price or yield on a security, regardless of future changes in interest rates.

     When the Fund agrees to purchase securities on a when-issued or forward commitment basis, the Fund's custodian will segregate on the books of the Fund the liquid assets of the Fund.

Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to place additional assets in the separate account to ensure that the value of the account remains equal to the Fund's commitments. Because the Fund's liquidity and ability to manage its portfolio holdings might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, the Investment Manager expects that commitments to purchase when-issued securities and forward commitments will not exceed 10% of the value of the Fund's total assets absent unusual market conditions.

     The Fund will purchase securities on a when-issued or forward commitment basis only with the intention of completing the transaction and actually purchasing the securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a capital gain or loss for Federal income tax purposes.

     When the Fund engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

     The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the market value of the Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until the securities are paid for and delivered on the settlement date.

INVESTMENT POLICIES AND RESTRICTIONS

Fundamental Restrictions

     Unless otherwise noted, for purposes of discussion in this section, the term "Fund" refers to the Fund and the Portfolio. The Fund is subject to certain fundamental restrictions on its investments. These restrictions may not be changed without the approval of the holders of a majority of the outstanding voting shares of the Fund.

1. Industry Concentration. The Fund will not purchase a security, other than Government Securities, if as a result of such purchase 25% or more of the value of the Fund's total assets would be invested in the securities of issuers in any one industry. Notwithstanding anything herein to the contrary, to the extent permitted by the 1940 Act, the Fund may invest in one or more investment companies; provided that, except to the extent the Fund invests in other investment companies pursuant to Section 12(d)(1)(A) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.

2. Diversification. The Fund will not purchase any security, other than Government Securities or securities of a registered investment company that relies on Rule 2a-7 under the 1940 Act or that has the same investment objective and substantially similar investment policies, if as a result of such purchase more than 5% of the value of the Fund's assets would be invested in the securities of any one issuer, or the Fund would own more than 10% of the voting securities, or of any class of securities, of any one issuer. For purposes of this restriction, all outstanding indebtedness of an issuer is deemed to be a single class.

3. Interests in Real Estate. The Fund will not purchase real estate or any interest therein, except through the purchase of corporate or certain government securities (including securities secured by a mortgage or a leasehold interest or other interest in real estate).

4. Underwriting. The Fund may not engage in the underwriting of securities except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a security and except that the Fund may invest in another registered investment company that relies on Rule 2a-7 under the 1940 Act or that has the same investment objective and substantially similar investment policies.

5. Borrowing. The Fund will not borrow money, except that, for temporary purposes: (a) the Fund may borrow from banks (as defined in the 1940 Act) and through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed), taken at market value at the time of the borrowing; (b) the Fund may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets (including the amount borrowed), taken at market value at the time of the borrowing; and (c) the Fund may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities. The Fund will not make any additional investment while it has borrowings in excess of 5% of its total assets.

6. Lending. The Fund will not lend any security or make any other loan, except through: (a) the purchase of debt obligations in accordance with the Fund's investment objective or objectives and policies; (b) repurchase agreements with banks, brokers, dealers, and other financial institutions; (c) participation in an interfund lending program among funds having a common investment adviser or distributor to the extent permitted by applicable law or by exemptive order of the Securities and Exchange Commission and (d) loans of securities as permitted by applicable law.

7. Commodities. The Fund will not purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell financial futures contracts and options on such contracts and may enter into forward foreign currency contracts and engage in the purchase and sale of foreign currency options and futures.

8. Senior Securities. The Fund will not issue senior securities except to the extent the activities permitted in Fundamental Restriction No. 5 may be deemed to give rise to a senior security.

9. Securities of Registered Investment Companies. As a matter of fundamental policy, none of the foregoing investment policies or restrictions of the Fund shall prohibit the Fund from investing all or substantially all of its assets in the shares of one or more registered open-end investment company having the same investment objective and substantially similar investment policies.

Non-Fundamental Restrictions

     The Trust with respect to the Fund and the Master Trust with respect to the Portfolio each have adopted the following additional investment restrictions. These are not fundamental and may be changed without shareholder approval.

1. Margin Purchases. The Fund may not purchase any securities on margin or sell securities short. The Fund may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities.

2. Pledging Assets. The Fund may not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by such Fund except as may be necessary in connection with borrowings mentioned in Fundamental Restriction No. 5 above, and then such mortgaging, pledging or hypothecating may not exceed one-third of the Fund's total assets, taken at market value at the time thereof.

3. Illiquid Securities. The Fund will not invest in illiquid securities, including certain repurchase agreements, reverse repurchase agreements or time deposits maturing in more than seven days, if, as a result thereof, more than 15% of the value of its net assets would be invested in assets that are illiquid.


4. Fund Name. The Fund has adopted a policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in a particular type of investment that is suggested by the Fund's name and will notify its shareholders at least 60 days prior to any change in such policy.

     Whenever any investment restriction states a maximum percentage of the Fund's assets, it is intended that if the percentage limitation is met at the time the action is taken, subsequent percentage changes resulting from fluctuating asset values will not be considered a violation of such restrictions, except that at no time may the value of the illiquid securities held by the Fund exceed 15% of the Fund's net assets. If the Fund exceeds the 33 1/3% limitation in Fundamental Restriction No. 5, the Fund will reduce its borrowings within three days (not including Sundays and holidays).

     The Portfolio has adopted the non-fundamental investment restriction that it shall not purchase any securities of a registered open-end investment company or registered unit investment trust that relies on Section 12(d)(1)(F) or
Section 12(d)(l)(G) of the Investment Company Act of 1940.

MASTER FUND/FEEDER FUND STRUCTURE

     The Fund seeks to achieve its objective by investing all of its assets in another mutual fund having an investment objective identical to that of the Fund. The Board of Trustees has approved this policy of permitting the Fund to act as a feeder fund by investing in the Portfolio.

     The Portfolio is a series of the CCM Advisors Funds, a Delaware business trust organized under an Agreement and Declaration of Trust dated December 26, 2001 (the "Declaration of Trust"). The Declaration of Trust of the Master Trust provides that the Fund and other investors in the Portfolio will be liable for all obligations of the Portfolio that are not satisfied by the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which liability was inadequately insured and the Portfolio was unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund's investing in the Portfolio.

     The common investment objectives of the Fund and the Portfolio are non-fundamental and may be changed without shareholder approval, subject, however, to at least 60 days' advance written notice to the Fund's shareholders.

     The fundamental investment policies of the Fund and the Portfolio can be changed only with shareholder approval. If the Fund, as an investor in the Portfolio, is requested to vote on a change in a fundamental policy of the Portfolio or any other matter pertaining to the Portfolio, the Fund will solicit proxies from its shareholders and vote its interest in the Portfolio for and against such matters proportionately to the instructions to vote for and against such matters received from Fund shareholders. The Fund will vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. There can be no assurance that any matter receiving a majority of votes cast by Fund shareholders will receive a majority of votes cast by all investors in the Portfolio. If other investors hold a majority interest in the Portfolio, they could have voting control over the Portfolio.

     The Fund may withdraw its investment in the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interests of the shareholders of the Fund to do so or if the investment policies or restrictions of the Portfolio were changed so that they were inconsistent with the policies and restriction of the Fund. Upon any such withdrawal, the Board of Trustees of the Trust would consider what action might be taken, including the investment of all of the assets of the Fund in another pooled investment entity having substantially the same investment objective as the Fund or the retaining of an investment adviser to directly invest the Fund's assets in accordance with its investment objective and policies. The Fund's inability to find a substitute master fund or comparable investment management could have a significant impact upon its shareholders' investments. Any withdrawal of the Fund's assets could result in a distribution of in kind portfolio securities (as opposed to a cash distribution) to the Fund. Should such a distribution occur, the Fund would incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for the Fund and could affect the liquidity of the Fund.

     Tax Considerations. The Master Fund/Feeder Fund structure is not expected to have any adverse tax effects on the Fund or its shareholders. The Fund would continue to qualify and elect to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To so qualify, the Fund must meet certain income, distribution, and diversification requirements. It is expected that the Fund's investment in a Master Fund will satisfy these requirements. Provided that the Fund meets these requirements and distributes all of its net investment income and realized capital gains to its shareholders in accordance with the timing requirements imposed by the Code, the Fund would not pay any Federal income or excise taxes. The Portfolio would qualify and elect to be treated as a "partnership" under the Code and, therefore, would also not expect to be required to pay any Federal income or excise taxes. Income dividends and any capital gain distributions by the Portfolio to the Fund will be distributed by the Fund to its shareholders, and such payments will be subject to Federal and applicable state income taxes on the Fund's shareholders.

TRUSTEES AND OFFICERS

     The Board of Trustees has overall responsibility for the conduct of the Trust's affairs. The Trustees and officers of the Trust, their ages at October 28, 2002, their principal occupations for the last five years and their affiliations, if any, with CCM Advisors are listed below. Unless specified otherwise, the address of each Trustee and officer is 190 South LaSalle Street, Suite 2800, Chicago, Illinois 60603.


                                                                           Number of
                                     Date First                           Portfolios
                                     Elected or                             in Fund
                                    Appointed to                            Complex
                     Positions       Office and   Principal Occupation(s) Overseen by     Other
         Name and       Held           Term of      During Past 5 Years    Trustee*** Directorships
            Age      with Trust       Office**                                             Held
------------------- -------------- ------------- ------------------------ ----------- -------------

Trustees who are "interested persons"

Douglas D. Peabody* Trustee and    since 2001    Managing Director, CCM        16          None
39                  President                    Advisors, LLC (since
                                                 Jan. 2001); Managing
                                                 Director Convergent
                                                 Capital Management Inc.
                                                 (since 1999); formerly
                                                 Principal, Eager Manager
                                                 Advisory Services (1991
                                                 to 1999).

* Mr. Peabody is a Trustee who is an "interested person" of the Trust as defined in the 1940 Act because he is a Managing Director of the Trust's investment adviser, CCM Advisors, LLC.

                                       17

Trustees who are not "interested persons"

Charles V. Doherty  Trustee        since 2001    Managing Director,            16     Trustee, Wayne Hummer
68                                               Madison Advisory Group               Investment Trust (an
                                                 (a registered investment             open-end investment
                                                 adviser); Director,                  company) (4 portfolios).
                                                 Lakeside Bank; Director,
                                                 Knight Trading Group,
                                                 Inc. (holding company
                                                 for securities broker);
                                                 Director, Howe Barnes
                                                 Investments, Inc.
                                                 (securities broker);
                                                 Director, Brauvin
                                                 Capital Trust, Inc.
                                                 (REIT); Director, Bank
                                                 of America Financial
                                                 Products, Inc.


Frank A. Ehmann     Trustee        since 2001    Retired; Director,            16     Director, SPX Corp.
68                                               American Healthways                  (global provider of
                                                 (provider of diabetes                technical products and
                                                 and cardiac disease                  systems, industrial
                                                 management services to               products and services,
                                                 health plans and                     flow technology and
                                                 hospitals) (since 1989);             service solutions) (since
                                                 Director, Genderm Corp.              1989); formerly Director
                                                 (dermatology company                 and President, United
                                                 offering prescription                Stationers (wholesale
                                                 and non-prescription                 distributor of business,
                                                 treatments for skin                  computer, and facilities
                                                 conditions) (1997-2000).             management products).
                                                                               16

                                       18

John D. Oliverio    Trustee        since 2001    Chief Executive Officer,             Director, Hewitt Series
49                                               President and Director,              Trust (an open-end
                                                 Wheaton Franciscan                   investment company)
                                                 Services, Inc. (parent               (since 1998)
                                                 organization for more                (2 portfolios).
                                                 than 100 health and
                                                 shelter service
                                                 organizations) (since
                                                 1984), Director of the
                                                 following: Affinity
                                                 Health Systems (since
                                                 1995), Covenant Health
                                                 Care System (since
                                                 1989), All Saints Health
                                                 System (since
                                                 1992), Franciscan
                                                 Ministries, Inc.
                                                 (the holding
                                                 company for Wheaton
                                                 Franciscan
                                                 Services, Inc.'s
                                                 housing entities)
                                                 (since 1998) and
                                                 United Health
                                                 System (since
                                                 1998).

Edward M. Roob      Trustee        since 2001    Retired; prior thereto,       16     Trustee, Fort Dearborn
68                                               Senior Vice President,               Income Securities, Inc.
                                                 Daiwa Securities America             (since 1994); Director,
                                                 Inc. (1986-1993);                    UBS Funds, Inc. (since
                                                 Arbitrator, New York                 1995); Director, UBS
                                                 Stock Exchange and                   Relationship Funds (since
                                                 National Association of              1995); Director, UBS
                                                 Securities Dealers;                  Supplementary Trust
                                                 Director, UBS Trust                  (since 1997) (40
                                                 Company (since 1993);                portfolios).
                                                 Committee Member,
                                                 Chicago Stock Exchange
                                                 (1993 to 1999).

** Trustees of the Trust serve a term of indefinite length until resignation or removal and stand for re-election by shareholders only as and when required by the 1940 Act. Officers serve a term of indefinite length until their respective successors are elected and qualified.


*** Each Trustee currently serves on the Board of the Trust (2 portfolios), the Board of Trustees of the Master Trust (7 portfolios) and on the Board of Directors of the AHA Investment Funds, Inc. (7 portfolios).



                                    Date First Elected or                 Principal Occupation(s)
          Name and   Positions Held  Appointed to Office                          During
             Age       with Trust    and Term of Office*                      Past 5 Years
-------------------- -------------- --------------------- --------------------------------------------------------

Gregory P. Francoeur Treasurer        since 2002          Director of Finance, Convergent Capital Management
31                                                        Inc. (since 1997); prior thereto, Auditor, Price
                                                          Waterhouse LLP (1993-1997).

Timothy G. Solberg   Secretary        since 2001          Managing Director, CCM Advisors, LLC (since 2001);
49                                                        formerly Director of Marketing and Client Services,
                                                          Hewitt Investment Group, a Division of Hewitt
                                                          Associates LLC.

Susan M. Brown       Vice President   since 2001          Vice President, Administration, CCM Advisors, LLC;
36                                                        prior thereto, Office Manager, Essex Woodlands Health
                                                          Ventures (1992-2001).

*    Officers  serve  a  term  of  indefinite   length  until  their  respective
     successors are elected and qualified.

     Each of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust serve as a member of the Board of Trustees' Audit Committee and Governance Committee. Each of the Trustees, including those who are interested persons of the Trust, serve as members of the Valuation Committee. Messrs. Peabody and Doherty are members of the Executive Committee. The Audit Committee makes recommendations to the Board of Trustees regarding selection of auditors and confers with the auditors regarding the scope and results of the audit. The Governance Committee makes recommendations to the Board of Trustees regarding Board Committees and Committee assignments, the composition of the Board of Trustees, candidates for election as non-interested Trustees and compensation of non-interested Trustees, and oversees the process for evaluating the independence and effective functioning of the Board of Trustees. The Valuation Committee has oversight responsibility for determining and monitoring the Trust's assets. The Executive Committee acts on behalf of the entire Board of Trustees under circumstances when the Board of Trustees as whole will not be able to meet. Neither the

Governance Committee nor the Board of Trustees will consider shareholder recommendations regarding candidates for election of Trustees; however, such recommendations may be made in the form of a shareholder proposal to be presented at any future meeting of shareholders of the Trust. During the fiscal year ended June 30, 2002, the Audit committee met one time.

     Trustees or officers who are interested persons do not receive any compensation from the Fund for their services to the Trust. The Trustees who are not interested persons of the Trust will receive $1000 per regular board meeting attended telephonically or in person and special meeting attended in person and $500 per special board meeting attended telephonically and each committee meeting not immediately preceding or following a board meeting. In addition, Trustees who are not interested persons of the Trust will be reimbursed for any out-of-pocket expenses incurred in connection with the affairs of the Trust.

     Trustees and officers of the Trust do not receive any benefits from the Trust upon retirement nor does the Trust accrue any expenses for pension or retirement benefits. Officers of the Trust and Trustees who are interested persons of the Trust are also employees of CCM Advisors. The following table summarizes the compensation for the fiscal year ended June 30, 2002 paid to the Trustees.

                                           Total Compensation from
                      Aggregate                  Trust and
                    Compensation                Fund Complex
   Name             from the Trust            Paid to Trustees(1)

Douglas D. Peabody      None(2)                    None(2)
                            -                          -

Frank Ehmann            None(3)                     $8000
                            -

Charles Doherty         None(3)                     $2000
                            -

John D. Oliverio        None(3)                     $8000
                            -

Edward Roob             None(3)                     $3000
                            -

(1) The Trustees also serve on the Board of Trustees of CCM Advisors Funds and the Board of Directors of the AHA Investment Funds, Inc. Messrs. Doherty and Roob became directors of the AHA Investment Funds, Inc. as of September 10, 2002.

(2)  Non-compensated interested Trustee

(3) Because the Trust was not operational, each non-interested Trustee was compensated by CCM Advisors, LLC. Messrs. Ehmann, Oliverio and Roob were each paid $2,000. Mr. Doherty was paid $1,000. This amount is not included in the Total Compensation from Trust and Fund Complex Paid to Trustees.

     As of October 28, 2002, no Trustees or officers beneficially owned shares of the Fund. As of December 31, 2001, no Trustee "beneficially" owned (within the meaning of that term as defined in Rule 16a-1(a)(2) under the Securities Exchange Act of 1934) any shares of the Fund.


CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

     As of the date of this SAI, there are no shareholders. Prior to the Fund becoming operational, CCM Advisors expects to be the initial shareholder of the Fund.

INVESTMENT ADVISORY AGREEMENTS

Between the Portfolio and CCM Advisors, LLC

     CCM Advisors serves as the investment adviser for the Portfolio pursuant to the Investment Advisory Agreement. Under the Investment Advisory Agreement, and subject to the supervision of, and policies established by, the Master Trust's Board of Trustees, CCM Advisors determines the investment strategies, and supervises adherence by the Investment Manager to the Portfolio's investment policies and guidelines. CCM Advisors also recommends the appointment of additional or replacement investment managers to the Master Trust's Board of Trustees.

     The duties and responsibilities of CCM Advisors are specified in the Investment Advisory Agreement on behalf of the Portfolio between the Master Trust and CCM Advisors. At a meeting held on October 2, 2001, called in part for approving the Investment Advisory Agreement, the Board of Trustees of the Master Trust approved the Investment Advisory Agreement by the unanimous vote of all Trustees present and also by the unanimous vote of all non-interested Trustees. In evaluating the Investment Advisory Agreement, the Trustees reviewed materials furnished by CCM Advisors, including information regarding CCM Advisors, and its personnel, operations and financial condition. The Trustees discussed with representatives of CCM Advisors the Portfolio's proposed operations and CCM Advisors' ability to provide advisory and other services to the Portfolio. The Trustees also reviewed, among other things:

o the proposed fees to be charged by CCM Advisors for the services it provides;

o    the Portfolio's projected total operating expenses;

o the investment performance, fees and total expenses of investment companies with a similar objective and strategy managed by other investment advisers; and

o the experience of the investment advisory and other personnel who would provide services to the Portfolio and the historical quality of the services provided by CCM Advisors to the AHA Investment Funds, Inc.

     The Trustees considered the following as relevant to their recommendations:
(1) the favorable history, reputation, qualification and background of CCM Advisors, as well as the qualifications of its personnel and its financial condition; (2) the magnitude of CCM Advisors' fees and the expense ratio of the Portfolio in relation to the nature and quality of services expected to be provided and the fees and expense ratios of comparable investment companies; and
(3) other factors that the Trustees deemed relevant.

     The Investment Advisory Agreement is not assignable and may be terminated without penalty upon 60 days written notice at the option of the Master Trust or CCM Advisors, or by vote of a majority of the outstanding shares of the Portfolio. The Investment Advisory Agreement provides that it shall continue in effect for two years and can thereafter be continued from year to year so long as such continuance is specifically approved annually (a) by the Board of Trustees of the Master Trust or by a majority of the outstanding voting shares of the Portfolio and (b) by a majority vote of the Trustees of the Master Trust who are not parties to the Agreement, or interested persons of any such party, cast in person at a meeting held for that purpose.

     The Portfolio pays CCM Advisors an investment advisory fee of 1.00% of the Portfolio's average daily net assets. The fee is accrued daily and paid monthly. CCM Advisors has agreed with the Fund to reimburse the Fund, to the extent that the annualized ordinary operating expenses of the Fund as a percentage of average daily net assets of the Fund ("Expense Ratio") exceed 2.00% ("Expense Cap"). This agreement continues through June 30, 2003. For any fiscal year of the Fund in which the Expense Ratio of the Fund would otherwise be less than the lowest Expense Cap applicable to that class in effect since the beginning of the preceding three fiscal years of the Fund, the Fund will pay to CCM Advisors any amount so reimbursed by CCM Advisors during such preceding three years and not previously paid by the Fund to CCM Advisors, except to the extent that such payment would cause the Expense Ratio of the class for the fiscal year to exceed such lowest Expense Cap.

     As described below, CCM Advisors has engaged Pyrford International PLC as the Investment Manager for the Portfolio.

     CCM Advisors is responsible for payment of all expenses it may incur in performing the services described. These expenses include costs incurred in providing investment advisory services, compensating and furnishing office space for officers and employees of CCM Advisors, and the payment of any fees to interested Trustees of the Master Trust. CCM Advisors provides all executive, administrative, clerical and other personnel necessary to operate the Master Trust and pays the salaries and other employment related costs of employing those persons. CCM Advisors furnishes the Master Trust with office space, facilities and equipment and pays the day-to-day expenses related to the operation and maintenance of such office space facilities and equipment. All other expenses incurred in the organization of the Master Trust or of any new series of the Master Trust, including legal and accounting expenses and costs of the initial registration of securities of the Master Trust under federal and state securities laws, are also paid by CCM Advisors.

     The Investment Advisory Agreement provides that the Master Trust is responsible for payment of all expenses it may incur in its operation and all of its general administrative expenses except those expressly assumed by CCM Advisors as described in the preceding paragraph. These include (by way of description and not of limitation), any share redemption expenses, expenses of portfolio transactions, shareholder servicing costs, pricing costs (including the daily calculation of net asset value), interest on borrowings by the Master Trust, charges of the custodian and transfer agent, cost of auditing services, non-interested Trustees' fees, legal expenses, all taxes and fees, investment advisory fees, certain insurance premiums, cost of maintenance of corporate existence, investor services (including allocable personnel and telephone expenses), costs of printing and mailing updated Master Trust prospectuses to shareholders, costs of preparing, printing, and mailing proxy statements and shareholder reports to shareholders, the cost of paying dividends, capital gains distribution, costs of Trustee and shareholder meetings, dues to trade organizations, and any extraordinary expenses, including litigation costs in legal actions involving the Master Trust, or costs related to indemnification of Trustees, officers and employees of the Master Trust.

     The Investment Advisory Agreement also provides that CCM Advisors shall not be liable to the Master Trust or to any shareholder or contract owner for any error of judgment or mistake of law or for any loss suffered by the Master Trust or by any shareholder in connection with matters to which the such Agreement relates, except for a breach of fiduciary duty or a loss resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard on the part of CCM Advisors in the performance of its duties thereunder.

Between the Investment Manager and CCM Advisors

     Pursuant to the separate portfolio management agreement described below, CCM Advisors has engaged Pyrford as the Investment Manager to provide day-to-day portfolio management for the Portfolio. The Investment Manager manages the investments of the Portfolio, determining which securities or other investments to buy and sell for the Portfolio, selecting the brokers and dealers to effect the transactions, and negotiating commissions. In placing orders for securities transactions, the Investment Manager seeks to obtain a combination of the most favorable price and efficient execution available.

     For its services, CCM Advisors pays the Investment Manager an investment sub-advisory fee equal to a percentage of the average daily net assets of the Portfolio. The fee is accrued daily and paid to the Investment Manager monthly. Sub-advisory fee information is not presented because the Portfolio has not yet commenced operations.

     CCM Advisors has certain responsibilities regarding the supervision of the Investment Manager; however, neither CCM Advisors nor the Portfolio's officers or Trustees evaluate the investment merits of investment selections or decisions made by the Investment Manager. The Investment Manager and any affiliated brokers may be authorized to execute brokerage transactions for the Portfolio and receive commissions for their services. See "Portfolio Transactions."

     At a meeting held on October 2, 2001, called in part for approving the portfolio management agreement, the Board of Trustees of the Master Trust approved the portfolio management agreement by the unanimous vote of all Trustees present and also by the unanimous vote of all non-interested Trustees. In evaluating the Investment Manager, the Trustees reviewed materials furnished by CCM Advisors and the Investment Manager, including information regarding the Investment Manager, and its personnel, operations and financial condition. The Trustees discussed with representatives of the Investment Manager the Portfolio's proposed operations and the Investment Manager's ability to provide subadvisory and other services to the Portfolio. The Trustees also reviewed, among other things:

o the proposed fees to be charged by the Investment Manager for the services it provides;

o    the Portfolio's projected total operating expenses;

o the investment performance of similar accounts managed by the Investment Manager; and

o the experience of the investment advisory and other personnel that will be providing services to the Portfolio.

     The Trustees considered the following as relevant to their recommendations:
(1) the favorable history, reputation, qualification and background of the Investment Manager, as well as the qualifications of its personnel and its financial condition; (2) the magnitude of the Investment Manager's fees and the expense ratio of the Portfolio in relation to the nature and quality of services expected to be provided and the fees and expense ratios of comparable investment companies; (3) the performance of accounts similar in nature to the Portfolio under the management of the Investment Manager; and (4) other factors that the Trustees deemed relevant.

     The portfolio management agreement is not assignable and may be terminated without penalty upon 60 days written notice at the option of CCM Advisors or the Investment Manager, or by the Board of Trustees of the Master Trust or by a vote of a majority of the outstanding shares of the Portfolio. The portfolio management agreement provides that it shall continue in effect for two years and can thereafter be continued for the Portfolio from year to year so long as such continuance is specifically approved annually (a) by the Board of Trustees of the Master Trust or by a majority of the outstanding shares of the Portfolio and
(b) by a majority vote of the Trustees of the Master Trust who are not parties to the agreement, or interested persons of any such party, cast in person at a meeting held for that purpose.

DISTRIBUTOR

     The Fund expects for a period of time to be self-underwritten. However, the Board of Trustees of the Fund has authorized Quasar Distributors, LLC ("Quasar") to serve as the principal underwriter for the Fund at a future date at the discretion of the officers of the Fund. Quasar will serve as principal underwriter pursuant to a distribution agreement approved by the Board of Trustees (the "Distribution Agreement"). Quasar is a registered broker-dealer and a member of the National Association of Securities Dealers, Inc. ("NASD"). Shares of the Fund will be continuously offered.

     Quasar will bear all the expenses of providing services pursuant to the Distribution Agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes as well as any advertising or sales literature. The Fund bears the expenses of registering its shares with the Commission and paying the fees required to be paid by state regulatory authorities. The Distribution Agreement will continue in effect for two years from initial approval and for successive one-year periods thereafter, provided that each such continuance is specifically approved (i) by vote of a majority of the Board of Trustees of the Trust, including a majority of the Trustees who are not parties to the Distribution Agreement or interested persons of any such party, (as the term interested person is defined in the 1940 Act);

or (ii) by the vote of a majority of the outstanding voting securities of the Fund. Quasar is not obligated to sell any specific amount of shares of the Fund.

     Quasar's business and mailing address is 615 East Michigan Street, Milwaukee, Wisconsin 53202. Quasar was organized as a limited liability company in the state of Delaware and is a wholly-owned subsidiary of U.S. Bancorp.

SECURITIES ACTIVITIES OF THE INVESTMENT MANAGER

     Securities held by the Portfolio may also be held by separate accounts or mutual funds for which the Investment Manager acts as an investment adviser, some of which may be affiliated with the Investment Manager. Because of different investment objectives, cash flows or other factors, a particular security may be bought by the Investment Manager for one or more of its clients, when one or more other clients are selling the same security. Pursuant to procedures adopted by the Master Trust's Board of Trustees, the Investment Manager may cause the Portfolio to buy or sell a security from another mutual fund or another account. Any such transaction would be executed at a price determined in accordance with those procedures and without sales commissions. Transactions executed pursuant to such procedures are reviewed by the Master Trust's Board of Trustees quarterly.

     The Investment Manager currently serves as investment adviser to a number of clients, and may in the future act as investment adviser to others. The Investment Manager may cause purchase and sale transactions to be allocated between the Portfolio and others whose assets it manages in such manner as it deems equitable. In making such allocations, the main factors considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the Portfolio and the other client accounts. This procedure may, under certain circumstances, have an adverse effect on the Portfolio.

PORTFOLIO TRANSACTIONS

     Subject to the general supervision of the Board of Trustees and CCM Advisors, the Investment Manager is responsible for decisions to buy and sell securities for the Portfolio, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions. Purchases and sales of securities on a stock exchange are effected through brokers who charge a commission for their services. In the over-the-counter market, securities are generally traded on a "net" basis with non-affiliated dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. Certain money market instruments may be purchased directly from an issuer, in which case no commission or discounts are paid. The Portfolio anticipates that transactions involving foreign securities will be effected primarily on principal stock exchanges for such securities. Fixed commissions on such transactions are generally higher than negotiated commissions on domestic transactions. There is also generally less government supervision and regulation of foreign stock exchanges and brokers than in the United States.

     The policy of the Portfolio regarding purchases and sales of securities for its portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Portfolio's policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Board of Trustees of the Master Trust believes that a requirement always to seek the lowest commission cost could impede effective management and preclude the Portfolio and the Investment Manager from obtaining high quality brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Investment Manager relies on its experience and knowledge regarding commissions generally charged by various brokers and on their judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

     In seeking to implement the Portfolio's policies, the Investment Manager effects transactions with those brokers and dealers whom they believe provide the most favorable prices and which are capable of providing efficient executions. If the Investment Manager believes such price and execution are obtainable from more than one broker or dealer, they may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Portfolio or Investment Manager. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investments; wire services; and appraisals or evaluations of portfolio securities. The information and services received by the Investment Manager from brokers and dealers may be of benefit in the management of accounts of other clients and may not in all cases benefit the Portfolio directly. While such services are useful and important in supplementing its own research and facilities, the Investment Manager believes the value of such services is not determinable and does not significantly reduce their expenses.

     Consistent with the policies described above, brokerage transactions in securities listed on exchanges or admitted to unlisted trading privileges may be effected through the Investment Manager or its affiliates which are registered brokers. In order for such transactions to be effected, the commissions, fees or other remuneration received by the broker must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the Investment Manager or its affiliate to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. In approving the use of an affiliated broker, the Board of Trustees of the Master Trust, including a majority of the Independent Trustees, has adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid are consistent with the foregoing standard.

PORTFOLIO TURNOVER

     There are no fixed limitations regarding portfolio turnover. Although the Portfolio generally does not trade for short-term profits, securities may be sold without regard to the time they have been held when investment considerations warrant such action. As a result, under certain market conditions, the turnover rate for the Portfolio will be higher than that of other investment companies and portfolios with similar investment objectives.

DETERMINATION OF NET ASSET VALUE

     The net asset value of the shares of the Fund is determined by dividing the total net assets by the number of outstanding shares. The Fund will value its holdings (i.e., shares of the Portfolio) at their fair value, which will be based on the net asset value of the Portfolio. The net income of the Fund will determined at the same time and on the same days as the net income of the Portfolio is determined, which would be the same time and days that the Fund uses for this purpose.

     The value of the securities in the Portfolio is determined based on the last sale price on the principal exchange on which the securities are traded as of the time of valuation. Absent any reported sale on the principal exchange at the time of valuation, the securities are valued at the last current sales price on a secondary exchange. In the absence of any sale on the valuation date, the securities are valued at the closing bid price. Securities traded only on over-the-counter markets generally are valued at closing over-the-counter bid prices. Securities that are primarily traded on foreign securities exchanges generally are valued at their closing values on the exchange. The markets on which non-U.S. securities trade are sometimes open on days when the New York Stock Exchange ("NYSE") is not open and the Portfolio does not calculate its net asset value, and sometimes are not open on days when the Portfolio does calculate its net asset values. Even on days which both the foreign market and the NYSE are open, several hours may have passed between the time when trading in the foreign market closed and the NYSE closes and the Portfolio calculates its net asset value. The Portfolio monitors for significant events in foreign markets. Bonds are valued at the mean of the last bid and asked prices. In the absence of readily available market quotations (or when, in the view of the Investment Manager, available market quotations do not accurately reflect a security's fair value), securities are valued at their fair value as determined by the Master Trust's Board of Trustees. Prices used for valuation of securities are provided by independent pricing services. Debt obligations with remaining maturities of 60 days or less generally are valued at amortized cost.

     Net asset value is computed at the close of the regular trading session on the NYSE on each day the NYSE is open for business that is not bank holiday. The NYSE currently observes the following holidays: New Year's Day; Martin Luther King's Birthday (third Monday in January); Presidents' Day (third Monday in February); Good Friday (Friday before Easter); Memorial Day (last Monday in
May); Independence Day; Labor Day (first Monday in September); Thanksgiving Day (last Thursday in November); and Christmas Day.

     Computation of NAV (and the sale and redemption of fund shares) may be suspended or postponed during any period when (a) trading on the NYSE is restricted, as determined by the

Commission, or the NYSE is closed for other than customary weekend and holiday closings, (b) the Commission has by order permitted such suspension, or (c) an emergency, as determined by the Commission, exists making disposal of portfolio securities or valuation of the net assets of the Fund not reasonably practicable.

PERFORMANCE INFORMATION

     From time to time the Fund may make available certain information about the performance of the Fund.

Total Return

     From time to time the Fund may quote total return figures. "Total Return" for a period is the percentage change in value during the period of an investment in shares of the Fund, including the value of shares acquired through reinvestment of all dividends and capital gains distributions. "Average Annual Total Return" is the average annual compounded rate of change in value represented by the Total Return for the period.

         Average Annual Total Return is computed as follows:

                  ERV = P(1 + T)n

Where:  "P"       =      a hypothetical initial investment of $1,000
        "T"       =      average annual total return
        "n"       =      number of years
        "ERV"     =      ending redeemable value of the
                         hypothetical $1,000 initial
                         investment made at the beginning of
                         the period, at the end of the period
                         (or fractional portion thereof).

     Past performance is not necessarily indicative of future results. The performance of the Fund is a result of conditions in the securities markets, portfolio management, and operating expenses. Although information such as that shown above is useful in reviewing the Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

After-Tax Returns

     The Fund's total return "after taxes on distributions" shows the effect of taxable distributions, but not any taxable gain or loss, on an investment in shares of the Fund for a specified period of time. The Fund's total return "after taxes on distributions and sale of Fund shares" shows the effect of both taxable distributions and any taxable gain or loss realized by the shareholder upon the sale of fund shares at the end of a specified period. To determine these figures, all income, short-term capital gain distributions, and long-term capital gain distributions are assumed to have been taxed at the actual historical federal maximum tax rate. Those maximum tax rates are applied to distributions prior to reinvestment and the after-tax portion is assumed to have been reinvested in the Fund. State and local taxes are ignored. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects.

     Average Annual Total Return (After Taxes on Distributions) is computed as follows:

                  ATVD = P(l+T)n

 Where: P         =      the amount  of an  assumed initial investment in shares
                         of the Fund
        T         =      average  annual  total return (after taxes on
                         distributions)
        n         =      number of years from initial investment to the end of
                         the period
        ATVD      =      ending value of shares held at the end of
                         the period after taxes on fund distributions but not after taxes on redemptions.


     Average Annual Total Return (After Taxes on Distributions and Sale of Fund Shares) is computed as follows:

                           ATVDR = P(l+T)n

 Where: P         =      the amount of an assumed initial investment in
                         shares of the Fund
        T         =      average annual total return (after taxes on
                         distributions and redemption)
        n         =      number of years from initial investment to the end of
                         the period
        ATVDR     =      ending value of shares held at the
                         end of the period after taxes on fund distributions and redemption.

     Performance information is not available for the Fund as it has not been in operations for one complete calendar year.

     In advertising and sales literature, the performance of the Fund may be compared with that of other mutual funds, indexes or averages of other mutual funds, indexes of related financial assets or data, other accounts or investment vehicles managed by CCM Advisors, and other competing investment and deposit products available from or through other financial institutions. The composition of these indexes, averages or accounts differs from those of the Fund. The Fund's return may also be compared to the cost of living (measured by the Consumer Price Index) or the return of various categories of investments (as measured by Ibbotson Associates or others) over the same period. In addition to performance rankings, the Fund may compare its total expense ratio to the average total expense ratio of similar funds tracked by Lipper. Comparison of the Fund to an alternative investment should consider differences in features and expected performance.

     The Fund may quote or reprint financial or business publications and periodicals, including model portfolios or allocations, as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques, the desirability of owning a particular mutual fund, and CCM Advisors's services and products. CCM Advisors may provide information designed to clarify investment goals and

                                       30
explore various financial strategies. Such information may include information about current economic, market, and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting. Materials may also include discussions of other products and services offered by CCM Advisors.

     The Fund may quote various measures of the volatility and benchmark correlation of the Fund in advertising. In addition, the Fund may compare these measures to those of other funds. Measures of volatility seek to compare the Fund's historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data. In advertising, the Fund may also discuss or illustrate examples of interest rate sensitivity.

PURCHASE AND REDEMPTION OF FUND SHARES

     Purchases of Fund shares are discussed fully in the Prospectus under the heading "Shareholder Information."

     The Fund reserves the right, in its sole discretion, to reject purchases when, in the judgment of CCM Advisors or Investment Manager, the purchase would not be in the best interest of the Fund.

     Special Redemptions. Although it would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Board of Trustees of the Master Trust. When the shareholder sells portfolio securities received in this fashion, the shareholder would incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value.

     Suspension of Redemptions. The Fund may not suspend a shareholder's right of redemption, or postpone payment for a redemption for more than seven days, unless the NYSE is closed for other than customary weekends or holidays, or trading on the NYSE is restricted, or for any period during which an emergency exists as a result of which (1) disposal by the Fund of securities owned by it is not reasonably practicable, or (2) it is not reasonably practicable for the Fund to fairly determine the value of its assets, or for such other periods as the Commission may permit for the protection of investors.



     Individual Retirement Accounts. The Trust offers a variety of Individual Retirement Accounts ("IRAs"), including a Traditional IRA, a Roth IRA, a Coverdell Education Savings Account, a SEP-IRA and a Simple IRA. U.S. Bank, N.A. serves as custodian of the IRAs and charges a $12.50 annual maintenance fee per account, capped at $25.00. Detailed information concerning these IRAs and copies of the IRA Disclosure Statements and Custodial Account Agreements are available from U.S. Bancorp Fund Services, LLC by calling 877-222-6840.

     Anti-Money Laundering Laws and Fund Shares. The Fund is required to comply with various anti-money laundering laws and regulations. Consequently, the Fund may request

                                       31

additional information from you to verify your identity. If, at any time, the Fund believes a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Fund may choose not to establish a new account or may be required to "freeze" a shareholder's account. The Fund also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder's account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit the Fund to inform the shareholder that it has taken the actions described above.

OTHER SERVICE PROVIDERS

Administrator

     CCM Advisors serves as the administrator to the Fund and Portfolio pursuant to an Administration Agreement with the Trust and Master Trust, respectively, and in that capacity has overall responsibility, subject to the ongoing supervision of the Board of Trustees of the Trust, and Master Trust respectively, for all aspects of the administration and operation of the Fund and Portfolio. CCM Advisors has entered into a Sub-Administration Agreement with U.S. Bancorp Fund Services, LLC ("U.S. Bancorp") on behalf of the Fund and Portfolio. U.S. Bancorp has agreed to prepare and file various reports with the appropriate regulatory agencies; assist in preparing various materials required by the Commission; and prepare various materials required by any state securities commission having jurisdiction over the Trust or Master Trust.

     Each Administration Agreement provides that CCM Advisors shall not be liable for any error of judgment or import of law, or for any loss suffered by the Trust or Master Trust in connection with the matters to which this agreement relates, except loss resulting from: (i) willful misfeasance, bad faith or gross negligence on the part of CCM Advisors in the performance of its obligations and duties under the agreement; and (ii) its reckless disregard of its obligations and duties under the agreement.

     The agreement may be terminated at any time without the payment of any penalty by vote of the respective Board of Trustees.

Custodian, Transfer Agent and Fund Accountant

     U.S. Bank, N.A. (the "Custodian"), 615 East Michigan Avenue, Milwaukee, Wisconsin, serves as Custodian for the securities and cash assets of the Fund and Portfolio. Cash held by the Custodian, which may at times be substantial, is insured by the Federal Deposit Insurance Corporation up to the amount of insurance coverage limits (presently, $100,000). For the Portfolio and Fund, U.S. Bancorp serves as transfer agent and dividend disbursing agent and provides certain accounting services.

                                       32

Independent Accountants

     Ernst & Young LLP, 233 South Wacker, Chicago, Illinois, are the independent public accountants of the Fund and Portfolio. The independent accountants are responsible for auditing the financial statements of the Fund and Portfolio. The selection of the independent accountants is approved annually by the Trust's and Master Trust's respective Board of Trustees.

TAXES

General Tax Information

     The Trust intends for the Fund and the Portfolio to qualify as a regulated investment company under the Subchapter M of the Code. Unless otherwise noted, for purposes of discussion in this section, the term "Fund" refers to the Fund and the Portfolio. If the Fund qualifies as a regulated investment company and distributes substantially all of its net income and gains to its shareholders (which the Fund intends to do), then under the provisions of Subchapter M, the Fund should have little or no income taxable to it under the Code.

     The Fund must meet several requirements to maintain its status as a regulated investment company. These requirements include the following: (1) at least 90% of the Fund's gross income must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or disposition of stocks, other securities, foreign currencies or certain other income
(including but not limited to gains from options, futures, and forward contracts) derived with respect to its business of investing in stock, securities, or currencies; and (2) at the close of each quarter of the Fund taxable year, (a) at least 50% of the value of the Fund's total assets must consist of cash, U.S. Government securities, securities of other regulated investment companies, and other securities (for this purpose, such other securities will qualify only if the Fund's investment is limited in respect to any issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (b) the Fund must not invest more than 25% of the value of its total assets in the securities of any one issuer (other than U.S. Government securities of securities of other regulated investment companies) or two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses.

     In order to maintain the qualification of the Fund as a regulated investment company, the Trust may, in its business judgment, restrict the Fund's ability to invest in certain financial instruments. For the same reason, the Trust may, in its business judgment, require the Fund to maintain or dispose of an investment in certain types of financial instruments before or after the time when it might otherwise be advantageous to do so.

     The Fund will be subject to a 4% non-deductible federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirement. The Fund intends under normal circumstances to avoid liability for such tax by satisfying such distribution requirements.

                                       33

     Investment in debt obligations that are at risk or in default presents special tax issues for the Fund that may hold such obligations. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by the Fund in order to reduce the risk of distributing insufficient income to preserve its status as a regulated investment company and avoid becoming subject to federal income or excise tax.

     Distributions from the Fund's current or accumulated earnings and profits ("E&P"), as computed for federal income tax purposes, will be taxable as dividends as described in the Fund's prospectus whether taken in shares or in cash. Distributions, if any, in excess of E&P will constitute a return of capital, which will first reduce an investor's tax basis in the Fund's shares and thereafter (after such basis is reduced to zero) will generally give rise to capital gains. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the amount of cash they would have received had they elected to receive the distributions in cash, divided by the number of shares received.

     Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to shareholder accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

     Investment by the Fund in certain "passive foreign investment companies" could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may be able to elect to treat a passive foreign investment company as a "qualified electing fund," in which case the Fund will be required to include its share of the company's income and net capital gain annually, regardless of whether it receives any distribution from the company. Alternatively, the Fund may make an election to mark the gains (and, to a limited extent, losses) in such holdings "to market" as though it had sold and repurchased its holdings in those passive foreign investment companies on the last day of the Fund's taxable year. Such gains and losses are treated as ordinary income and loss. The qualified electing fund and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increasing the amount required to be distributed for the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) in order to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund's total return.

     The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to such law. The discussion does not address special tax rules applicable to

                                       34

certain classes of investors, such as tax-exempt entities, insurance companies, and financial institutions. Dividends may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, the Fund in their particular circumstances. The Fund does not generally accept investments by non-U.S. investors.

CODE OF ETHICS

     CCM Advisors and the Investment Manager intend that: all of their activities function exclusively for the benefit of the owners or beneficiaries of the assets they manage; assets under management or knowledge as to current or prospective transactions in managed assets are not utilized for personal advantage or for the advantage of anyone other than the owners or beneficiaries of those assets; persons associated with CCM Advisors, the Investment Manager, the Trust and the Master Trust avoid situations involving actual or potential conflicts of interest with the owners or beneficiaries of managed assets; and situations appearing to involve actual or potential conflicts of interest or impairment of objectivity are avoided whenever doing so does not run counter to the interests of the owners or beneficiaries of the managed assets. The Trust, Master Trust and CCM Advisors have adopted a Code of Ethics which imposes certain prohibitions, restrictions, preclearance requirements and reporting rules on the personal securities transactions of subscribers to the Code, who include the officers and Trustees of the Trust and Master Trust and the employees of CCM Advisors. The Investment Manager also has adopted a similar Code of Ethics relating to its employees, and the Board of Trustees of the Trust and Master Trust have adopted the Investment Manager's Code of Ethics insofar as it relates to their respective employees' activities in connection with the Trust or Master Trust. Each Board of Trustees believes that the provisions of its and CCM Advisors' Code of Ethics and the Investment Manager's Code of Ethics are reasonably designed to prevent conduct that violates these principles.

SHARES

     The Trust was organized as a business trust pursuant to the laws of the State of Delaware on May 31, 2001. The Trust is authorized to issue an unlimited number of shares of beneficial interest in the Trust, all without par value. The Master Trust is authorized to issue shares of beneficial interests in the Portfolio. Interestholders of the Portfolio are entitled to participate pro rata in distributions of taxable income, loss, gain and credit of the Portfolio. Upon liquidation or dissolution of the Portfolio, interestholders will be entitled to share pro rata in the Portfolio's net assets available for distribution to its interestholders. Investments in the Portfolio have no preference, pre-exemptive, conversion or similar rights and are fully paid and non-assessable, except as set forth below. Investments in the Portfolio may not be transferred. No certificates will be issued.

Voting Rights

     Each share (including fractional shares) is entitled to one vote for each share on all matters to which the holder of that share is entitled to vote. The shares do not have cumulative voting rights. Accordingly, owners having shares representing more than 50%

                                       35

of the assets of the Trust voting for the election of Trustees could elect all of the Trustees of the Trust if they choose to do so, and in such event, shareowners having voting interests in the remaining shares would not be able to elect any Trustees.

FINANCIAL STATEMENTS

The Fund is not operational and has no financial statements.

                                       36

                                   APPENDIX A

                          DESCRIPTION OF CREDIT RATINGS


     The following is a description of the characteristics of ratings used by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation, a division of The McGraw-Hill Companies ("S&P")

         Ratings by Moody's

Aaa--Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such bonds.

Aa--Bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa bonds or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa bonds.

A--Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba--Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa--Bonds rated Caa are of poor standing. Such bonds may be in default or there may be present elements of danger with respect to principal or interest.

                                      A-1

Ca--Bonds rated Ca represent obligations which are speculative in a high degree. Such bonds are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Conditional Ratings. The designation "Con." followed by a rating indicated bonds for which the security depends upon the completion of some act or the fulfillment of some condition. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

     Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa 1, A 1, Baa 1, Ba 1, and B 1.

         Commercial Paper:

     Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

         Prime-1  Highest Quality
         Prime 2  Higher Quality
         Prime-3  High Quality

     If an issuer represents to Moody's that its commercial paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

         S&P Ratings

AAA--Bonds rated AAA have the highest rating. The obligor's capacity to meet its financial commitment on the bond is extremely strong.

AA--Bonds rated AA differ from AAA bonds only in small degree. The obligor's capacity to meet its financial commitment on the bond is very strong.

A--Bonds rated A are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the bond is still strong.

                                      A-2

BBB--Bonds rated BBB exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the bond.

BB--B--CCC--CC and C--Bonds rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation among such bonds and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

     In order to provide more detailed indications of credit quality, S&P's bond letter ratings described above (except for AAA category) may be modified by the addition of a plus or a minus sign to show relative standing within the rating category.

     Provisional Ratings. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon the failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

         Commercial Paper:

     A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2 and 3 to indicate the relative degree of safety.

     A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designated A-1+.

================================================================================

                          CCMA SELECT INVESTMENT TRUST

                          CCMA SELECT MONEY MARKET FUND


                        190 S. LaSalle Street, Suite 2800
                                Chicago, IL 60603
                                 (800) 357-4675

                       STATEMENT OF ADDITIONAL INFORMATION
                                November 1, 2002

This Statement of Additional Information is not a prospectus but provides information that you should read in conjunction with the CCMA Select Money Market Fund prospectus (the "Prospectus") dated the same date as this Statement of Additional Information. No information is incorporated by reference into this SAI. You may obtain a copy of the Prospectus at no charge by writing or telephoning CCMA Select Investment Trust at the address or telephone number shown above.



                                TABLE OF CONTENTS

                                                                            Page

INFORMATION ABOUT THE FUND.....................................................2
INVESTMENT OBJECTIVE...........................................................2
INVESTMENT TECHNIQUES AND RISKS................................................2
         U.S. Government Securities............................................3
         Repurchase Agreements.................................................4
         Reverse Repurchase Agreements.........................................5
         Commercial Paper......................................................6
         STRIPS................................................................6
         Floating and Variable Rate Obligations................................6
         Delayed Settlement Transactions.......................................7
         Loans Of Portfolio Securities.........................................8
         Borrowing and Pledging................................................9
         Investment Company Securities.........................................9
INVESTMENT POLICIES AND RESTRICTIONS..........................................10
         Fundamental Restrictions.............................................10
         Non-Fundamental Restrictions.........................................11
INVESTMENT IN ANOTHER MONEY MARKET FUND.......................................12
         Substantial Investment in Another Fund...............................12
         Master Fund/Feeder Fund Structure....................................12
TRUSTEES AND OFFICERS.........................................................15
CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS....................................19
INVESTMENT ADVISORY AGREEMENTS................................................19
         Between the Trust and CCM Advisors...................................19
         Between the Subadviser and CCM Advisors..............................21
SECURITIES ACTIVITIES OF THE SUBADVISER.......................................22
PORTFOLIO TRANSACTIONS........................................................23
PORTFOLIO TURNOVER............................................................24
DETERMINATION OF NET ASSET VALUE..............................................24
PERFORMANCE INFORMATION.......................................................25
PURCHASE AND REDEMPTION OF FUND SHARES........................................27
DISTRIBUTOR...................................................................28
OTHER SERVICE PROVIDERS.......................................................28
         Administrator........................................................28
         Custodian, Transfer Agent and Fund Accountant........................29
         Independent Accountants..............................................29
TAXES    29
         General Tax Information..............................................29
CODE OF ETHICS................................................................31
SHARES   31
         Voting Rights........................................................31
FINANCIAL STATEMENTS..........................................................32
APPENDIX A:  DESCRIPTION OF CREDIT RATINGS...................................A-1

INFORMATION ABOUT THE FUND

     CCMA Select Investment Trust (the "Trust") is an open-end management investment company organized as a business trust under the laws of the State of Delaware on May 31, 2001. The Trust consists of two series: the CCMA Select Money Market Fund and the CCMA Select International Core Equity Fund. This Statement of Additional Information covers the CCMA Select Money Market Fund (the "Fund"). The CCMA Select International Core Equity Fund is offered through a separate prospectus and Statement of Additional Information.

     The Trust issues shares of beneficial interest for the Fund representing fractional undivided interests in the Fund. By investing in the Fund, you become entitled to a pro-rata share of all dividends and distributions arising from the net income and capital gains, if any, on the investments of the Fund. Likewise, you share pro-rata in any losses of the Fund. The Fund offers one class of shares.

     The Fund is "diversified" as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"). CCM Advisors, LLC ("CCM Advisors") is the investment adviser to the Fund and Patterson & Associates (the "Subadviser") is responsible for the day-to-day investment operations of the Fund.

INVESTMENT OBJECTIVE

     The investment objective of the Fund is set forth and described in the Prospectus. The investment objective of the Fund may be changed by the Board of Trustees of the Trust without the approval of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of the Fund. Should the investment objective of the Fund change, the Trust will provide investors with sixty days' prior written notice of the change.

INVESTMENT TECHNIQUES AND RISKS

     In addition to the investment objective of the Fund, the principal investment techniques and principal risks of the Fund are generally set forth in the Fund's Prospectus. This section is intended to augment the explanation set forth in the Prospectus. Investment techniques and risks not set forth in the Fund's Prospectus, but contained in this section are not the principal investment techniques and principal risks of the Fund.

     The Fund invests only in instruments denominated in U.S. dollars that the Subadviser, under the supervision of the Trust's Board of Trustees and CCM Advisors, determines present minimal credit risk and are, at the time of acquisition rated in one of the two highest rating categories for short-term debt obligations assigned by at least two nationally recognized statistical rating organizations ("NRSROs") (i.e., Standard & Poors Corporation, a division of The McGraw-Hill Companies ("S&P") and Moody's Investors Service, Inc. ("Moody's"), or by only one NRSRO if only one NRSRO has issued a rating with respect to the instrument (requisite NRSROs).

     Pursuant to Rule 2a-7 under the 1940 Act, securities which are rated in the highest short-term rating category by at least two NRSROs are designated "First Tier Securities." Securities rated in the top two short-term rating categories by at least two NRSROs, but which are not rated in the highest short-term category by at least two NRSROs, are designated "Second Tier Securities." See Appendix A for a description of the ratings used by NRSROs.

     Pursuant to Rule 2a-7 under the 1940 Act, the Fund may not invest more than 5% of its assets taken at amortized cost in the securities of any one issuer (except the U.S. Government, including repurchase agreements collateralized by U.S. Government Securities (discussed below)). The Fund may, however, invest up to 25% of its assets in the First Tier Securities of a single issuer for a period of up to three business days after the purchase thereof, although the Fund may not make more than one such investment at any time.

     Further, the Fund will not invest more than the greater of (i) 1% of its total assets; or (ii) one million dollars in the securities of a single issuer that were Second Tier Securities when acquired by the Fund. In addition, the Fund may not invest more than 5% of its total assets in securities that were Second Tier Securities when acquired.

U.S. Government Securities

     The Fund may purchase securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities ("U.S. Government Securities"). Some U.S. Government Securities, such as Treasury bills, notes and bonds, which differ only in their interest rates, maturities and times of issuance, are supported by the full faith and credit of the United States. Others, such as obligations issued or guaranteed by U.S. Government agencies, authorities or instrumentalities are supported either by
(a) the full faith and credit of the U.S. Government (such as securities of the Small Business Administration), (b) the right of the issuer to borrow from the Treasury (such as securities of the Federal Home Loan Banks), (c) the discretionary  authority  of  the  U.S.  Government  to  purchase  the  agency's obligations (such as securities of the Federal National Mortgage Association), or (d) only the credit of the issuer. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies, authorities or instrumentalities in the future. Accordingly, securities issued by a U.S. agency, authority or instrumentality are subject to default, and are also subject to interest rate and prepayment risks.

     U.S. Government Securities may also include zero coupon securities. Zero coupon securities are issued and traded at a discount and do not entitle the holder to any periodic payments of interest prior to maturity, and, for this reason, may trade at a deep discount from their face or par value and may be subject to greater fluctuations in market value than ordinary debt obligations of comparable maturity. With zero coupon securities there are no cash distributions to reinvest, so investors bear no reinvestment risk if they hold the zero coupon securities to maturity; holders of zero coupon securities, however, forego the possibility of reinvesting at a higher yield than the rate paid on the originally issued security. With zero coupon securities there is no reinvestment risk on the principal amount of the investment. When held to maturity, the entire return from such instruments is determined by the difference between such instrument's purchase price and its value at maturity.

     Securities guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities are considered to include (a) securities for which the payment of principal and interest is backed by a guarantee of, or an irrevocable letter of credit issued by, the U.S. Government, its agencies, authorities or instrumentalities and (b) participation in loans made to foreign governments or their agencies that are so guaranteed. The secondary market for certain of these participations is limited. Such participations may therefore be regarded as illiquid.

     The Fund's yield will fluctuate due to changes in interest rates, economic conditions, quality ratings and other factors. The prepayment experience of the mortgages underlying mortgage-related securities, such as obligations issued by the Government National Mortgage Association, may affect the value of, and return on, an investment in such securities.

Repurchase Agreements

     Repurchase agreements are transactions in which the Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date, and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, the Fund intends to enter into repurchase agreements only with its custodian, banks having assets in excess of $10 billion and primary U.S. Government securities dealers as recognized by the Federal Reserve Bank of New York. The Fund may only enter into repurchase agreements fully collateralized by U.S. Government Securities. Although the securities subject to the repurchase agreement might bear maturities exceeding one year, settlement for the repurchase would never be more than one year after the Fund's acquisition of the securities and normally would be within a shorter period of time. The resale price will be in excess of the purchase price, reflecting an agreed upon market rate effective for the period of time the Fund's money will be invested in the securities and will not be related to the coupon rate of the purchased security. At the time the Fund enters into a repurchase agreement, the value of the underlying security, including accrued interest, will equal or exceed 102% of the value of the repurchase agreement, and in the case of a repurchase agreement exceeding one day, the seller will agree that the value of the underlying security, including accrued interest, will at all times equal or exceed 102% of the value of the repurchase agreement. The collateral securing the seller's obligation will be held by the Fund's custodian in the Fund's account in the Federal Reserve Book Entry System or held by a custodian qualified as such under the 1940 Act. The Fund will not enter into a repurchase agreement not terminable within seven business days if, as a result thereof, more than 10% of the value of the net assets of the Fund would be invested in such securities and other illiquid securities.

     Although a repurchase agreement is a simultaneous agreement to sell a security and buy that security back at a later date, a repurchase agreement is treated as a loan from the Fund to the seller subject to the repurchase agreement for purposes of the 1940 Act, and is therefore subject to the Fund's investment restriction applicable to loans. It is not clear whether a court would consider the securities purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the security under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the security. If the court characterized the transaction as a loan and the Fund has not perfected a security interest in the security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for the Fund, the Subadviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security, in which case the Fund may incur a loss if the proceeds to the Fund of the sale to a third party are less than the repurchase price. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed 102% of the repurchase price. It is possible that the Fund will be unsuccessful in seeking to enforce the seller's contractual obligation to deliver additional securities.

Reverse Repurchase Agreements

     The Fund may enter into reverse repurchase agreements with banks and securities dealers. A reverse repurchase agreement is a repurchase agreement in which the Fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. Use of a reverse repurchase agreement, may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction costs.

     At the time the Fund enters into a reverse repurchase agreement, assets of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation. The use of these investment strategies, as well as any borrowing by the Fund, may increase net asset value fluctuation.

Commercial Paper

     Commercial paper must be rated within the two highest grades by S&P or the highest grade by Moody's. The quality standards described above may be modified by the Fund upon the approval of its Board of Trustees. Information concerning corporate securities ratings is found in Appendix A.

STRIPS

     STRIPS are U.S. Treasury bills, notes and bonds that have been issued without interest coupons or stripped of their unmatured interest coupons, interest coupons that have been stripped from such U.S. Treasury securities, and receipts or certificates representing interests in such stripped U.S. Treasury securities and coupons. A STRIPS security pays no interest in cash to its holder during its life although interest is accrued for federal income tax purposes. Its value to an investor consists of the difference between its face value at the time of maturity and the price for which it was acquired, which is generally an amount significantly less than its face value. Investing in STRIPS may help to preserve capital during periods of declining interest rates. For example, if interest rates decline, Government National Mortgage Association Certificates purchased at greater than par are more likely to be prepaid, which would cause a loss of principal. In anticipation of this, the Fund might purchase STRIPS, the value of which would be expected to increase when interest rates decline.

     STRIPS do not entitle the holder to periodic payments of interest prior to maturity. Accordingly, such securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities that make periodic distributions of interest. On the other hand, because there are no periodic interest payments to be reinvested prior to maturity, STRIPS eliminate the reinvestment risk and lock in a rate of return to maturity. Current federal tax law requires that a holder of a STRIPS security accrue a portion of the discount at which the security was purchased as income each year even though the Fund received no interest payment in cash on the security during the year.

Floating and Variable Rate Obligations

     The Fund may purchase securities, including U.S. Government Securities, having a floating or variable rate of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to an interest rate index or market interest rate. These adjustments tend to decrease the sensitivity of the security's market value to changes in interest rates. The Subadviser will monitor, on an ongoing basis, the ability of an issuer of a floating or variable rate demand instrument to pay principal and interest on demand. The Fund's right to obtain payment at par on a demand instrument could be affected by events (occurring between the date the Fund elects to demand payment and the date payment is due) that may affect the ability of the issuer of the instrument to make payment when due, except when such demand instrument permits same day settlement. To facilitate settlement, these same day demand instruments may be held in book entry form at a bank other than the Fund's custodian subject to a sub-custodian agreement between the bank and the Fund's custodian.

     The floating and variable rate obligations that the Fund may purchase include certificates of participation in such obligations purchased from banks. A certificate of participation gives a Fund an undivided interest in the underlying obligations in the proportion that the Fund's interest bears to the total principal amount of the obligation. Certain certificates of participation may carry a demand feature that would permit the holder to tender them back to the issuer prior to maturity. The Fund may invest in certificates of participation even if the underlying obligations carry stated maturities in excess of thirteen months upon compliance with certain conditions contained in a rule of the Securities and Exchange Commission (the "Commission"). The income received on certificates of participation in tax-exempt municipal obligations constitutes interest from tax-exempt obligations.

     Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in prevailing market interest rates or changes in the issuer's creditworthiness.

     A floating or variable rate instrument may be subject to the Fund's percentage limitation on illiquid securities if there is no reliable trading market for the instrument or if the Fund may not demand payment of the principal amount within seven days.

Delayed Settlement Transactions

     The Fund will make commitments to purchase securities on a When-Issued ("WI") or To-Be-Announced ("TBA") basis. Obligations issued on a when-issued basis are settled by delivery and payment after the date of the transaction, usually within 15 to 45 days. In a to-be-announced transaction, the Fund commits to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount in transactions involving mortgage-related securities. The Fund will only make commitments to purchase obligations on a when-issued or to-be-announced basis with the intention of actually acquiring the obligations, but the Fund may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy or in order to meet its obligations, although it would not normally expect to do so. The Fund intends to invest less than 5% of its net assets in securities purchased on this basis, and the Fund will not enter into a delayed settlement transaction which settles in more than 120 days.

     In connection with these investments, the Fund will direct its custodian to place liquid securities in a segregated account in an amount sufficient to make payment for the securities to be purchased. When a segregated account is maintained because the Fund purchases securities on a WI or TBA basis, the assets deposited in the segregated account will be valued daily at market for the purpose of determining the adequacy of the securities in the account. If the market value of such securities declines, additional cash or securities will be placed in the account on a daily basis so that the market value of the account will equal the amount of the Fund's commitments to purchase securities on a WI or TBA basis. To the extent funds are in a segregated account, they will not be available for new investment or to meet redemptions. Securities in the Fund's portfolio are subject to changes in market value based upon changes in the level of interest rates (which will generally result in all of those securities changing in value in the same way, i.e., all those securities experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, if in order to achieve higher returns, the Fund remains substantially fully invested at the same time that it has purchased securities on a WI or TBA basis, there will be a possibility that the market value of the Fund's assets will have greater fluctuation. The purchase of securities on a WI or TBA basis may involve a risk of loss if the broker-dealer selling the securities fails to deliver after the value of the securities has risen.

     When the time comes for the Fund to make payment for securities purchased on a WI or TBA basis, the Fund will do so by using then available cash flow, by sale of the securities held in the segregated account, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the securities purchased on a WI or TBA basis themselves (which may have a market value greater or less than the Fund's payment obligation).

Loans Of Portfolio Securities

     The Fund may from time to time lend securities that it holds to brokers, dealers and financial institutions. Such loans will be secured by collateral in the form of cash or United States Treasury securities, or other liquid securities as permitted by the Commission, which at all times while the loan is outstanding, will be maintained in an amount at least equal to the current market value of the loaned securities. The Fund will continue to receive interest and dividends on the loaned securities during the term of the loan, and, in addition, will receive a fee from the borrower or interest earned from the investment of cash collateral in short-term securities. The Fund also will receive any gain or loss in the market value of loaned securities and of securities in which cash collateral is invested during the term of the loan.

     The right to terminate a loan of securities, subject to appropriate notice, will be given to either party. When a loan is terminated, the borrower will return the loaned securities to the Fund. The Fund will not have the right to vote securities on loan, but would terminate a loan and regain the right to vote if the Board of Trustees deems it to be necessary in a particular instance.

     For tax purposes, the dividends, interest and other distributions which the Fund receives on loaned securities may be treated as other than qualified income for the 90% test. (See TAXES--General Tax Information.) The Fund intends to lend portfolio securities only to the extent that this activity does not jeopardize its status as a regulated investment company under the Code.

     The primary risk involved in lending securities is that the borrower will fail financially and return the loaned securities at a time when the collateral is insufficient to replace the full amount of the loan. The borrower would be liable for the shortage, but the Fund would be an unsecured creditor with respect to such shortage and might not be able to recover all or any of it. In order to minimize this risk, the Fund will make loans of securities only to firms CCM Advisors deems creditworthy.

     The Fund receives amounts equal to the interest on loaned securities and also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral or (c) interest on short-term debt securities purchased with such collateral; either type of interest may be shared with the borrower. The Fund may also pay fees to placing brokers as well as custodian and administrative fees in connection with loans. Fees may only be paid to a placing broker provided that the Board of Trustees determines that the fee paid to the placing broker is reasonable and based solely upon services rendered, that the Trustees separately consider the propriety of any fee shared by the placing broker with the borrower and that the fees are not used to compensate CCM Advisors or the Subadviser or any affiliated person of the Fund or an affiliated person of CCM Advisors or the Subadviser. The terms of the Fund's loans must meet applicable tests under the Internal Revenue Code and permit the Fund to reacquire the loaned securities on five days' written notice or in time to vote on any important matter.

Borrowing and Pledging

     The Fund may borrow money from banks (provided there is 300% asset coverage) or other persons for temporary purposes. The Fund may pledge assets in connection with borrowings, but the Fund will not pledge more than one-third of its assets. The Fund will not make any additional purchases of portfolio securities if outstanding borrowings exceed 5% of the value of its total assets. The Fund's policies on borrowing and pledging are fundamental policies that may not be changed without the affirmative vote of a majority of its outstanding securities.

Investment Company Securities

     Investment Company Securities are securities of other open-end or closed-end investment companies. The 1940 Act generally prohibits an investment company from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 10% in any combination of investment companies. The Fund may invest in Investment Company Securities of investment companies managed by CCM Advisors or its affiliates to the extent permitted under the 1940 Act or as otherwise authorized by the Commission. To the extent the Fund invests a portion of its assets in Investment Company Securities, those assets will be subject to the risks of the purchased
investment  company's  portfolio  securities.   The  Fund  also  will
bear its proportionate share of the expense of the investment company in addition to its own expenses.

INVESTMENT POLICIES AND RESTRICTIONS

Fundamental Restrictions

     The Fund is subject to certain fundamental restrictions on its investments. These restrictions may not be changed without the approval of the holders of a majority of the outstanding voting shares of the Fund.

1. Industry Concentration. The Fund will not purchase a security, other than Government Securities, if as a result of such purchase 25% or more of the value of the Fund's total assets would be invested in the securities of issuers in any one industry. Notwithstanding anything herein to the contrary, to the extent permitted by the 1940 Act, the Fund may invest in one or more investment companies; provided that, except to the extent the Fund invests in other investment companies pursuant to Section 12(d)(1)(A) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.

2. Diversification. The Fund will not purchase any security, other than Government Securities or securities of a registered investment company that relies on Rule 2a-7 under the 1940 Act or that has the same investment objective and substantially similar investment policies, if as a result of such purchase more than 5% of the value of the Fund's assets would be invested in the securities of any one issuer, or the Fund would own more than 10% of the voting securities, or of any class of securities, of any one issuer. For purposes of this restriction, all outstanding indebtedness of an issuer is deemed to be a single class.

3. Interests in Real Estate. The Fund will not purchase real estate or any interest therein, except through the purchase of corporate or certain government securities (including securities secured by a mortgage or a leasehold interest or other interest in real estate).

4. Underwriting. The Fund may not engage in the underwriting of securities except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a security and except that the Fund may invest in another registered investment company that relies on Rule 2a-7 under the 1940 Act or that has the same investment objective and substantially similar investment policies.

5. Borrowing. The Fund will not borrow money, except that, for temporary purposes: (a) the Fund may borrow from banks (as defined in the 1940 Act) or through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed), taken at market value at the time of the borrowing; (b) the Fund may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets (including the amount borrowed), taken at market value at the time of the borrowing; and (c) the Fund may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities. The Fund will not make any additional investment while it has borrowings in excess of 5% of its total assets.

6. Lending. The Fund will not lend any security or make any other loan, except through: (a) the purchase of debt obligations in accordance with the Fund's investment objective or objectives and policies; (b) repurchase agreements with banks, brokers, dealers, and other financial institutions; (c) participation in an interfund lending program among funds having a common investment adviser or distributor to the extent permitted by applicable law or by exemptive order of the Securities and Exchange Commission and (d) loans of securities as permitted by applicable law.

7. Commodities. The Fund will not purchase or sell commodities or commodity contracts.

8. Senior Securities. The Fund will not issue senior securities except to the extent the activities permitted in Fundamental Restriction No. 5 may be deemed to give rise to a senior security.

9. Securities of Registered Investment Companies. As a matter of fundamental policy, none of the foregoing investment policies or restrictions of the Fund shall prohibit the Fund from investing all, or substantially all, of its assets in the shares of one or more registered open-end investment company that relies on Rule 2a-7 under the 1940 Act or that has the same investment objective and substantially similar investment policies.

Non-Fundamental Restrictions

     The Trust also has adopted the following additional investment restrictions applicable to the Fund. These are not fundamental and may be changed by the Board of Trustees without shareholder approval.

1. Margin Purchases. The Fund may not purchase any securities on margin or sell securities short. The Fund may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities.

2. Pledging Assets. The Fund may not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by such Fund except as may be necessary in connection with borrowings mentioned in Fundamental Restriction No. 5 above, and then such mortgaging, pledging or hypothecating may not exceed one-third of the Fund's total assets, taken at market value at the time thereof.

3. Illiquid Securities. The Fund will not invest in illiquid securities, including certain repurchase agreements, reverse repurchase agreements or time deposits maturing in more than seven days, if, as a result thereof, more than 10% of the value of its net assets would be invested in assets that are illiquid.

4. Options, Futures and Warrants. The Fund may not invest in options, futures contracts, options on futures contracts or warrants.

5. Fund Name. The Fund has adopted a policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in a particular type of investment that is suggested by the Fund's name and will notify its shareholders at least 60 days prior to any change in such policy.

     Whenever any investment restriction states a maximum percentage of the Fund's assets, it is intended that if the percentage limitation is met at the time the action is taken, subsequent percentage changes resulting from fluctuating asset values will not be considered a violation of such restrictions, except that at no time may the value of the illiquid securities held by the Fund exceed 10% of the Fund's net assets. If the Fund exceeds the 33 1/3% limitation in Fundamental Restriction No. 5, the Fund will reduce its borrowings within three days (not including Sundays and holidays).

INVESTMENT IN ANOTHER MONEY MARKET FUND

Substantial Investment in Another Fund

     The Fund may seek to achieve its investment objective by investing a substantial portion of its investable assets in another money market fund. Accordingly, the Fund would acquire an indirect interest in the securities held by the other money market fund.

Master Fund/Feeder Fund Structure

     The Board of Trustees has the authority to permit the Fund to invest substantially all of its investable assets in another open-end management investment company having the same investment objective and substantially similar policies and restrictions (a "Master Fund/Feeder Fund Structure"). Prior to any such actual investment, however, the Board of Trustees would be required to approve the transaction and will notify shareholders.

     Although the Board of Trustees has not determined that the Fund should convert to a Master Fund/Feeder Fund Structure at this time, the Board of Trustees believes it could be in the best interests of the Fund at some future date and could vote at some time in the future to convert the Fund into a "Feeder Fund," under which all of the assets of the Fund would be invested in a Master Fund. The Feeder Fund would transfer its assets to a Master Fund in exchange for shares of beneficial interest in the Master Fund having the same net asset value as the value of the assets transferred. (The ownership interests of the Fund's shareholders would not be altered by this change.)

     Any Master Fund in which the Fund would invest would be registered as an open-end management investment company under the 1940 Act and would be required to have the same investment objective and substantially similar policies and restrictions as the Fund. Accordingly, by investing in a Master Fund, the Fund would continue to pursue its then current investment objective and policies in substantially the same manner, except that it would pursue that objective through its investment in the Master Fund rather than through direct investments in the types of securities dictated by its investment objectives and policies. The Master Fund, whose shares could be offered to other feeder funds or other investors in addition to the Fund, would invest in the same type of securities in which the Fund would have directly invested, providing substantially the same investment results to the Fund's shareholders. However, the expense ratios, the yields, and the total returns of other investors in the Master Fund may be different from those of the Fund due to differences in fund expenses.

     By investing substantially all of its assets in a Master Fund, the Fund could expect to be in a position to realize directly or indirectly certain economies of scale, in that a larger investment portfolio resulting from multiple Feeder Funds could achieve a lower ratio of operating expenses to net assets. A Master Fund may be offered to an undetermined number of other Feeder Funds. However, there can be no assurance that any such additional investments in a Master Fund by other Feeder Funds will take place.

     If the Fund invests substantially all of its assets in a Master Fund, the Fund no longer would require portfolio management services. For this reason, if the Board of Trustees were to convert the Fund into a Feeder Fund, the existing investment advisory agreements between the Trust and the Adviser and between the Adviser and Subadviser would be terminated.

     The Fund may withdraw its investment in a Master Fund at any time if the Board of Trustees determined that it was in the best interests of the shareholders of the Fund to do so or if the investment policies or restrictions of the Master Fund were changed so that they were inconsistent with the policies and restriction of the Fund. Upon any such withdrawal, the Board of Trustees of the Trust would consider what action might be taken, including the investment of all of the assets of the Fund in another pooled investment entity having substantially the same investment objective as the Fund or the retaining of an investment adviser to directly invest the Fund's assets in accordance with its investment objective and policies.

     Whenever the Fund is asked to vote on a proposal by the Master Fund, the Fund will hold a meeting of its shareholders if required by applicable law or its policies, and cast its vote with respect to the Master Fund in the same proportion as its shareholders vote on the proposal.

     Once its assets are invested in a Master Fund, the Fund will value its holdings (i.e., shares issued by the Master Fund) at their fair value, which will be based on the daily net asset value of the Master Fund. The net income of the Fund will be determined at the same time and on the same days as the net income of the Master Fund is determined, which would be the same time and days that the Fund uses for this purpose.

     Investments in a Master Fund would have no preemptive or conversion rights and would be fully paid and non-assessable, except as set forth below. Similar to the Trust, a Master Fund would not be required to hold annual meetings of its shareholders, but the Master Fund would be required to hold special meetings of shareholders when, in the judgment of its Trustees, it is necessary or desirable to submit matters for a shareholder vote. Other shareholders in a Master Fund have rights similar to those of the Fund shareholders; under certain circumstances (e.g., upon application and submission of certain specified documents to the Board of Trustees by a specified number of investors), they have the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more of the Master Fund's Trustees. Shareholders also have the right to remove one or more Trustees, without a meeting, by a declaration in writing by a specified number of shareholders. Upon liquidation of a Master Fund, investors would be entitled to share pro rata in the net assets of the Master Fund available for distribution to shareholders.

     Each Master Fund shareholder would be entitled to a vote in proportion to the share of its investment in the Master Fund. Investments in a Master Fund would not be transferable, but a shareholder (such as the Fund) could redeem all or any portion of its investment at any time at net asset value.

     Tax Considerations. The implementation of a Master Fund/Feeder Fund structure is not expected to have any adverse tax effects on the Fund or its shareholders.

     The Fund would continue to qualify and elect to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To so qualify, the Fund must meet certain income, distribution, and diversification requirements. It is expected that the Fund's investment in a Master Fund will satisfy these requirements. Provided that the Fund meets these requirements and distributes all of its net investment income and realized capital gains to its shareholders in accordance with the timing requirements imposed by the Code, the Fund would not pay any Federal income or excise taxes. Any Master Fund would qualify and elect to be treated as a "partnership" under the Code and, therefore, would also not expect to be required to pay any Federal income or excise taxes. Income dividends and any capital gain distributions by a Master Fund to the Fund will be distributed by the Fund to its shareholders, and such payments will be subject to Federal and applicable state income taxes on the Fund's shareholders.

TRUSTEES AND OFFICERS

     The Board of Trustees has overall responsibility for the conduct of the Trust's affairs.

     The Trustees and officers of the Trust, their ages at October 28, 2002, their principal occupations for the last five years and their affiliations, if any, with CCM Advisors are listed below. Unless specified otherwise, the address of each Trustee and officer is 190 South LaSalle Street, Suite 2800, Chicago, Illinois 60603.


                                                                           Number of
                                     Date First                           Portfolios
                                     Elected or                             in Fund
                                    Appointed to                            Complex
                     Positions       Office and   Principal Occupation(s) Overseen by     Other
         Name and       Held           Term of      During Past 5 Years    Trustee*** Directorships
            Age      with Trust       Office**                                             Held
------------------- -------------- ------------- ------------------------ ----------- -------------

Trustees who are "interested persons"

Douglas D. Peabody* Trustee and    since 2001    Managing Director, CCM        16          None
39                  President                    Advisors, LLC (since
                                                 Jan. 2001); Managing
                                                 Director Convergent
                                                 Capital Management Inc.
                                                 (since 1999); formerly
                                                 Principal, Eager Manager
                                                 Advisory Services (1991
                                                 to 1999).

* Mr. Peabody is a Trustee who is an "interested person" of the Trust as defined in the 1940 Act because he is a Managing Director of the Trust's investment adviser, CCM Advisors, LLC.

Trustees who are not "interested persons"

Charles V. Doherty  Trustee        since 2001    Managing Director,            16     Trustee, Wayne Hummer
68                                               Madison Advisory Group               Investment Trust (an
                                                 (a registered investment             open-end investment
                                                 adviser); Director,                  company) (4 portfolios).
                                                 Lakeside Bank; Director,
                                                 Knight Trading Group,
                                                 Inc. (holding company
                                                 for securities broker);
                                                 Director, Howe Barnes
                                                 Investments, Inc.
                                                 (securities broker);
                                                 Director, Brauvin
                                                 Capital Trust, Inc.
                                                 (REIT); Director, Bank
                                                 of America Financial
                                                 Products, Inc.

                                       15

Frank A. Ehmann     Trustee        since 2001    Retired; Director,            16     Director, SPX Corp.
68                                               American Healthways                  (global provider of
                                                 (provider of diabetes                technical products and
                                                 and cardiac disease                  systems, industrial
                                                 management services to               products and services,
                                                 health plans and                     flow technology and
                                                 hospitals) (since 1989);             service solutions) (since
                                                 Director, Genderm Corp.              1989); formerly Director
                                                 (dermatology company                 and President, United
                                                 offering prescription                Stationers (wholesale
                                                 and non-prescription                 distributor of business,
                                                 treatments for skin                  computer, and facilities
                                                 conditions) (1997-2000).             management products).
                                                                               16
John D. Oliverio    Trustee        since 2001    Chief Executive Officer,             Director, Hewitt Series
49                                               President and Director,              Trust (an open-end
                                                 Wheaton Franciscan                   investment company)
                                                 Services, Inc. (parent               (since 1998)
                                                 organization for more                (2 portfolios).
                                                 than 100 health and
                                                 shelter service
                                                 organizations) (since
                                                 1984), Director of the
                                                 following: Affinity
                                                 Health Systems (since
                                                 1995), Covenant Health
                                                 Care System (since
                                                 1989), All Saints Health
                                                 System (since
                                                 1992), Franciscan
                                                 Ministries, Inc.
                                                 (the holding
                                                 company for Wheaton
                                                 Franciscan
                                                 Services, Inc.'s
                                                 housing entities)
                                                 (since 1998) and
                                                 United Health
                                                 System (since
                                                 1998).

                                       16

Edward M. Roob      Trustee        since 2001    Retired; prior thereto,       16     Trustee, Fort Dearborn
68                                               Senior Vice President,               Income Securities, Inc.
                                                 Daiwa Securities America             (since 1994); Director,
                                                 Inc. (1986-1993);                    UBS Funds, Inc. (since
                                                 Arbitrator, New York                 1995); Director, UBS
                                                 Stock Exchange and                   Relationship Funds (since
                                                 National Association of              1995); Director, UBS
                                                 Securities Dealers;                  Supplementary Trust
                                                 Director, UBS Trust                  (since 1997) (40
                                                 Company (since 1993);                portfolios).
                                                 Committee Member,
                                                 Chicago Stock Exchange
                                                 (1993 to 1999).

** Trustees of the Trust serve a term of indefinite length until resignation or removal and stand for re-election by shareholders only as and when required by the 1940 Act. Officers serve a term of indefinite length until their respective successors are elected and qualified.


*** Each Trustee currently serves on the Board of the Trust (2 portfolios), the Board of Trustees of the CCM Advisors Funds (7 portfolios) and on the Board of Directors of the AHA Investment Funds, Inc. (7 portfolios).



                                    Date First Elected or                 Principal Occupation(s)
          Name and   Positions Held  Appointed to Office                          During
             Age       with Trust    and Term of Office*                      Past 5 Years
-------------------- -------------- --------------------- --------------------------------------------------------

Gregory P. Francoeur Treasurer        since 2002          Director of Finance, Convergent Capital Management
31                                                        Inc. (since 1997); prior thereto, Auditor, Price
                                                          Waterhouse LLP (1993-1997).

Timothy G. Solberg   Secretary        since 2001          Managing Director, CCM Advisors, LLC (since 2001);
49                                                        formerly Director of Marketing and Client Services,
                                                          Hewitt Investment Group, a Division of Hewitt
                                                          Associates LLC.

Susan M. Brown       Vice President   since 2001          Vice President, Administration, CCM Advisors, LLC;
36                                                        prior thereto, Office Manager, Essex Woodlands Health
                                                          Ventures (1992-2001).

*    Officers  serve  a  term  of  indefinite   length  until  their  respective
     successors are elected and qualified.

     Each of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust serve as a member of the Board of Trustees' Audit Committee and

                                       17

Governance Committee. Each of the Trustees, including those who are interested persons of the Trust, serve as members of the Valuation Committee. Messrs. Peabody and Doherty are members of the Executive Committee. The Audit Committee makes recommendations to the Board of Trustees regarding selection of auditors and confers with the auditors regarding the scope and results of the audit. The Governance Committee makes recommendations to the Board of Trustees regarding Board Committees and committee assignments, the composition of the Board of Trustees, candidates for election as non-interested Trustees and compensation of non-interested Trustees, and oversees the process for evaluating the independence and effective functioning of the Board of Trustees. The Valuation Committee has oversight responsibility for determining and monitoring the Trust's assets. The Executive Committee acts on behalf of the entire Board of Trustees under circumstances when the Board of Trustees as whole will not be able to meet. Neither the Governance Committee nor the Board of Trustees will consider shareholder recommendations regarding candidates for election of Trustees; however, such recommendations may be made in the form of a shareholder proposal to be presented at any future meeting of shareholders of the Trust. During the fiscal year ended June 30, 2002, the Audit committee met one time.

     Trustees or officers who are interested persons do not receive any compensation from the Fund for their services to the Trust. The Trustees who are not interested persons of the Trust will receive $1000 per regular board meeting attended telephonically or in person and special meeting attended in person and $500 per special board meeting attended telephonically and each committee meeting not immediately preceding or following a board meeting. In addition, Trustees who are not interested persons of the Trust will be reimbursed for any out-of-pocket expenses incurred in connection with the affairs of the Trust.

     Trustees and officers of the Trust do not receive any benefits from the Trust upon retirement nor does the Trust accrue any expenses for pension or retirement benefits. Officers of the Trust and Trustees who are interested persons of the Trust are also employees of CCM Advisors. The following table summarizes the compensation for the fiscal year ended June 30, 2002 paid to the Trustees.

                                               Total Compensation from
                           Aggregate                  Trust and
                         Compensation                Fund Complex
            Name         from the Trust           Paid to Trustees(1)

Douglas D. Peabody          None(2)                    None(2)
                                -                          -

Frank Ehmann                None(3)                     $8000
                                -

Charles Doherty             None(3)                     $2000
                                -

John D. Oliverio            None(3)                     $8000
                                -

Edward Roob                 None(3)                     $3000
                                -

                                       18

(1) The Trustees also serve on the Board of Trustees of CCM Advisors Funds and the Board of Directors of the AHA Investment Funds, Inc. Messrs. Doherty and Roob became directors of the AHA Investment Funds, Inc. as of September 10, 2002.

(2)  Non-compensated interested Trustee

(3) Because the Trust was not operational, each non-interested Trustee was compensated by CCM Advisors, LLC. Messrs. Ehmann, Oliverio and Roob were each paid $2,000. Mr. Doherty was paid $1,000. This amount is not included in the Total Compensation from Trust and Fund Complex Paid to Trustees.

     As of October 28, 2002, no Trustees or officers beneficially owned shares of the Fund. As of December 31, 2001, no Trustee "beneficially" owned (within the meaning of that term as defined in Rule 16a-1(a)(2) under the Securities Exchange Act of 1934) any shares of the Fund.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

     As of the date of this SAI, there are no outstanding shares of the Fund. Prior to the Fund becoming operational, CCM Advisors expects to be the initial shareholder.

INVESTMENT ADVISORY AGREEMENTS

Between the Trust and CCM Advisors

     Subject to the supervision by the Trust's Board of Trustees, CCM Advisors is responsible for overseeing the day-to-day operations and business affairs of the Fund, including monitoring the performance of the Subadviser. The Fund pays CCM Advisors an investment advisory fee of 0.10% of the Fund's average daily net assets. The fee is accrued daily and paid monthly.

     CCM Advisors has undertaken to waive its entire management fee. This waiver may be reduced or terminated at any time at the option of CCM Advisors.

     As described below, CCM Advisors has engaged Patterson & Associates as the investment subadviser for the Fund.

     The duties and responsibilities of CCM Advisors are specified in the Investment Advisory Agreement on behalf of the Fund between the Trust and CCM Advisors. At a meeting held on September 20, 2001, called in part for approving the Investment Advisory Agreement, the Board of Trustees approved the Investment Advisory Agreement by the unanimous vote of all Trustees present and also by the unanimous vote of all non-interested Trustees. In evaluating the Investment Advisory Agreement, the Trustees reviewed materials furnished by CCM Advisors including information regarding CCM Advisors, and its personnel, operations and financial condition. The Trustees discussed with representatives of CCM Advisors the Fund's proposed operations and

                                       19

CCM Advisors' ability to provide advisory and other services to the Fund. The Trustees also reviewed, among other things:

o the proposed fees to be charged by CCM Advisors for the services it provides;

o    the Fund's projected total operating expenses;

o    the investment performance, fees and total expenses of investment companies
     with  a  similar  investment   objective  and  strategy  managed  by  other
     investment advisers; and

o the experience of the investment advisory and other personnel who would provide services to the Fund and the historical quality of the services provided by CCM Advisors to the AHA Investment Funds, Inc.

     The Trustees considered the following as relevant to their recommendations:
(1) the favorable history, reputation, qualification and background of CCM Advisors, as well as the qualifications of its personnel and its financial condition; (2) the magnitude of CCM Advisors' fees and the expense ratio of the Fund in relation to the nature and quality of services expected to be provided and the fees and expense ratios of comparable investment companies; and (3) other factors that the Trustees deemed relevant.

     The Investment Advisory Agreement is not assignable and may be terminated without penalty upon 60 days written notice at the option of the Trust or CCM Advisors, or by vote of a majority of the outstanding shares of the Fund. The Investment Advisory Agreement provides that it shall continue in effect for two years and can thereafter be continued from year to year so long as such continuance is specifically approved annually (a) by the Board of Trustees of the Trust or by a majority of the outstanding voting shares of the Fund and (b) by a majority vote of the Trustees who are not parties to the Agreement, or interested persons of any such party, cast in person at a meeting held for that purpose.



     CCM Advisors is responsible for payment of all expenses it may incur in performing the services described. These expenses include costs incurred in providing investment advisory services, compensating and furnishing office space for officers and employees of CCM Advisors, and the payment of any fees to interested Trustees of the Trust. CCM Advisors provides all executive, administrative, clerical and other personnel necessary to operate the Trust and pays the salaries and other employment related costs of employing those persons. CCM Advisors furnishes the Trust with office space, facilities and equipment and pays the day-to-day expenses related to the operation and maintenance of such office space facilities and equipment. All other expenses incurred in the organization of the Trust or of any new series of the Trust, including legal and accounting expenses and costs of the initial registration of securities of the Trust under federal and state securities laws, are also paid by CCM Advisors.

                                       20

     The Investment Advisory Agreement provides that the Trust is responsible for payment of all expenses it may incur in its operation and all of its general administrative expenses except those expressly assumed by CCM Advisors as described in the preceding paragraph. These include (by way of description and not of limitation), any share redemption expenses, expenses of portfolio transactions, shareholder servicing costs, pricing costs (including the daily calculation of net asset value), interest on borrowings by the Trust, charges of the custodian and transfer agent, cost of auditing services, non-interested Trustees' fees, legal expenses, all taxes and fees, investment advisory fees, certain insurance premiums, cost of maintenance of corporate existence, investor services (including allocable personnel and telephone expenses), costs of printing and mailing updated Trust prospectuses to shareholders, costs of preparing, printing, and mailing proxy statements and shareholder reports to shareholders, the cost of paying dividends, capital gains distribution, costs of Trustee and shareholder meetings, dues to trade organizations, and any extraordinary expenses, including litigation costs in legal actions involving the Trust, or costs related to indemnification of Trustees, officers and employees of the Trust.

     The Investment Advisory Agreement also provides that CCM Advisors shall not be liable to the Trust or to any shareholder or contract owner for any error of judgment or mistake of law or for any loss suffered by the Trust or by any shareholder in connection with matters to which the Agreement relates, except for a breach of fiduciary duty or a loss resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard on the part of CCM Advisors in the performance of its duties thereunder.

Between the Subadviser and CCM Advisors

     Pursuant to the separate subadvisory agreement described below, CCM Advisors has engaged Patterson & Associates as the investment subadviser to provide day-to-day portfolio management for the Fund. The Subadviser manages the investments of the Fund, determining which securities or other investments to buy and sell for the Fund and selecting the brokers and dealers to effect the transactions. In placing orders for securities transactions, the Subadviser seeks to obtain a combination of the most favorable price and efficient execution available.



     At a meeting held on September 20, 2001, called in part for approving the subadvisory agreement, the Board of Trustees approved the subadvisory agreement by the unanimous vote of all Trustees present and also by the unanimous vote of all non-interested Trustees. In evaluating the Subadviser, the Trustees reviewed materials furnished by CCM Advisors and the Subadviser, including information regarding the Subadviser, and its personnel, operations and financial condition. The Trustees discussed with representatives of the Subadviser the Fund's proposed operations and the Subadviser's ability to provide subadvisory and other services to the Fund. The Trustees also reviewed, among other things:

o the proposed fees to be charged by the Subadviser for the services it provides;

                                       21

o    the Fund's projected total operating expenses;

o    the investment  performance of similar  accounts managed by the Subadviser;
     and

o the experience of the investment advisory and other personnel that will be providing services to the Fund.

The Trustees considered the following as relevant to their recommendations: (1) the favorable history, reputation, qualification and background of the Subadviser, as well as the qualifications of its personnel and its financial condition; (2) the magnitude of the Subadviser's fees and the expense ratio of the Fund in relation to the nature and quality of services expected to be provided and the fees and expense ratios of comparable investment companies; (3) the performance of accounts similar in nature to the Fund under the management of the Subadviser; and (4) other factors that the Trustees deemed relevant.

     For its services, CCM Advisors pays the Subadviser an investment subadvisory fee equal to a percentage of the average daily net assets of the Fund at the rate of 0.08%. The fee is accrued daily and paid to the Subadviser monthly. The Subadviser has undertaken to waive its entire subadvisory fee. This waiver may be reduced or terminated any time at the option of the Subadviser.

     The subadvisory agreement is not assignable and may be terminated without penalty upon 60 days written notice at the option of CCM Advisors or the Subadviser, or by the Board of Trustees of the Trust or by a vote of a majority of the outstanding shares of the Fund. The subadvisory agreement provides that it shall continue in effect for two years and can thereafter be continued for the Fund from year to year so long as such continuance is specifically approved annually (a) by the Board of Trustees of the Trust or by a majority of the outstanding shares of the Fund and (b) by a majority vote of the Trustees who are not parties to the agreement, or interested persons of any such party, cast in person at a meeting held for that purpose.

SECURITIES ACTIVITIES OF THE SUBADVISER

     Securities held by the Fund may also be held by separate accounts or mutual funds for which the Subadviser acts as an investment adviser, some of which may be affiliated with the Subadviser. Because of different investment objectives, cash flows or other factors, a particular security may be bought by the Subadviser for one or more of its clients, when one or more other clients are selling the same security. Pursuant to procedures adopted by the Board of Trustees, the Subadviser may cause the Fund to buy or sell a security from another mutual fund or another account. Any such transaction would be executed at a price determined in accordance with those procedures and without sales commissions. Transactions executed pursuant to such procedures are reviewed by the Board of Trustees quarterly.

                                       22

     If purchases or sales of securities for the Fund or other clients of the Subadviser arise for consideration at or about the same time, transactions in such securities will be allocated as to amount and price, insofar as feasible, for the Fund and other clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Subadviser during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price. It is the opinion of the Board of Trustees of the Trust, however, that the benefits available to the Fund outweigh any possible disadvantages that may arise from such concurrent transactions.

     On occasions when the Subadviser (under the supervision of the Board of Trustees and CCM Advisors) deems the purchase or sale of a security to be in the best interests of the Fund as well as other accounts or companies, it may, to the extent permitted by applicable laws and regulations, but will not be obligated to, aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other accounts or companies to obtain favorable execution and low brokerage commissions. In that event, allocation of the securities purchased or sold, as well as the expenses incurred in the transaction, will be made by the Subadviser in the manner it considers to be most equitable and consistent with its fiduciary obligations to the Fund and to such other accounts or companies. In some cases this procedure may adversely affect the size of the position obtainable for the Fund.

PORTFOLIO TRANSACTIONS

     The Subadviser places orders on behalf of the Fund for the purchase or sale of securities. Portfolio transactions for the Fund are placed with those securities dealers that the Subadviser believes will provide the best value in transaction and research services for the Fund, either in a particular transaction or over a period of time.

     Purchases and sales of securities for the Fund will usually be principal transactions. Portfolio securities normally will be purchased or sold from or to dealers serving as market makers for the securities at a net price. Transactions of the Fund in the over-the-counter market are executed with primary market makers acting as principal, except where it is believed that better prices and execution may be obtained otherwise. The Fund will also purchase portfolio securities in underwritten offerings and will, on occasion, purchase securities directly from the issuer. Generally, taxable money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing the Fund's portfolio securities transactions will consist primarily of dealer spreads and underwriting commissions. The Fund may effect purchases and sales through brokers who charge commissions, although the Fund does not anticipate that it will do so.

     The Fund may not always pay the lowest commission or spread available. Rather, in determining the amount of commissions, including certain dealer spreads, paid in connection with securities transactions, the Subadviser takes into account factors such as

                                       23

size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the services described below) and any risk assumed by the executing broker. The Subadviser may also take into account payments made by brokers effecting transactions for the Fund: (a) to the Fund; or (b) other persons on behalf of the Fund for services provided to the Fund for which it would be obligated to pay.

     In addition, the Subadviser may give consideration to research services furnished by brokers to the Subadviser for its use and may cause the Fund to pay these brokers a higher amount of commission than may be charged by other brokers. Such research and analysis is of the types described in Section 28(e)
(3) of the Securities Exchange Act of 1934, as amended, and is designed to augment the Subadviser's own internal research and investment strategy capabilities. Such research may be used by the Subadviser in connection with services to clients other than the Fund, and not all services may be used by the Subadviser in connection with the Fund. The Subadviser's fees are not reduced by reason of the Subadviser's receipt of the research services.

PORTFOLIO TURNOVER

     Since short term instruments are excluded from the calculation of a portfolio turnover rate, no meaningful portfolio turnover rate can be estimated or calculated for the Fund. Turnover rates may vary greatly from year to year as well as within a particular year and may also be affected by cash requirements for redemptions of the Fund's shares and by requirements, the satisfaction of which enable the Fund to receive certain favorable tax treatment.

DETERMINATION OF NET ASSET VALUE

     The Net Asset Value (NAV) for the Fund is determined as of 12:00 noon, Central Time, on each day that the New York Stock Exchange (the "NYSE") is open for business and that is not a bank holiday. However, on any day, when the trading markets for U.S. Government securities close early, net asset value will be determined as of that earlier closing time. Shares of the Fund will not be priced on days when the NYSE is closed.

     All of the assets of the Fund are valued on the basis of amortized cost in an effort to maintain a constant net asset value of $1.00 per share. The Board of Trustees of the Trust has determined this to be in the best interests of the Fund and its shareholders. Under the amortized cost method of valuation, securities are valued at cost on the date of their acquisition, and thereafter as adjusted for amortization of premium or accretion of discount, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods in which value as determined by amortized cost is higher or lower than the price the Fund would receive if it sold the security. During such periods, the quoted yield to investors may differ somewhat from that obtained by a similar fund or portfolio which uses available market quotations to value all of its portfolio securities.

     The Board of Trustees has established procedures reasonably designed, taking into account current market conditions and the Fund's investment objectives, to stabilize the net asset value per share for purposes of sales and redemptions at $1.00. These procedures include review by the Board of Trustees, at such intervals as it deems appropriate, to determine the extent, if any, to which the net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation should exceed one half of one percent, the Board of Trustees will promptly consider initiating corrective action. If the Board of Trustees believes that the extent of any deviation from a $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing shareholders, it will take such steps as it considers appropriate to eliminate or reduce these consequences to the extent reasonably practicable. Such steps may include: selling portfolio securities prior to maturity; shortening the average maturity of the portfolio; withholding or reducing dividends; redeeming shares in kind or utilizing a net asset value per share determined from available market quotations. Even if these steps were taken, the Fund's net asset value might still decline.

                                       24

     Computation of NAV (and the sale and redemption of fund shares) may be suspended or postponed during any period when (a) trading on the NYSE is restricted, as determined by the Commission, or the NYSE is closed for other than customary weekend and holiday closings, (b) the Commission has by order permitted such suspension, or (c) an emergency, as determined by the Commission, exists making disposal of portfolio securities or valuation of the net assets of the Fund not reasonably practicable.

PERFORMANCE INFORMATION

     The Fund may from time to time quote or otherwise use average annual total return or yield information for the Fund in advertisements, shareholder reports, sales literature or other communications to shareholders or prospective investors. The performance information is historical is not intended to indicate future returns.

     Although published yield information is useful in reviewing a Fund's performance, the Fund's yield fluctuates from day to day and the Fund's yield for any given period is not an indication or representation by the Fund of future yields or rates of return on the Fund's shares. The Fund's yield is not fixed or guaranteed, and an investment in the Fund is not insured or guaranteed. Accordingly, yield information may not necessarily be used to compare shares of the Fund with investment alternatives, like money market instruments or bank accounts, that provide a fixed rate of interest. Also, it may not be appropriate to compare the Fund's yield information directly to similar information regarding investment alternatives that are insured or guaranteed.



     Yield quotations for the Fund will include an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a specific seven-calendar-day period and are calculated by dividing the net change during the seven-day period in the value of an account having a balance of one share at the beginning of the period by the

                                       25

value of the account at the beginning of the period, and multiplying the quotient by 365/7. For this purpose, the net change in account value reflects the value of additional shares purchased with dividends declared on the original share and dividends declared on both the original share and any such additional shares, but would not reflect any realized gains or losses from the sale of securities or any unrealized appreciation or depreciation on portfolio securities. In addition, any effective annualized yield quotation used by the Fund is calculated by compounding the current yield quotation for such period by adding 1 to the product, raising the sum to a power equal to 365/7, and subtracting 1 from the result, according to the following formula:

         EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7 ]-1

     Any performance data quoted for the Fund will represent historical performance and the investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than original cost.

     From  time  to  time  the  Fund  may  publish  an  indication  of its  past performance as measured by independent sources such as (but not limited to) Lipper, Inc., Weisenberger Investment Companies Service, Donoghue's Money Fund Report, Barron's, Business Week, Changing Times, Financial World, Forbes, Fortune, Money, Personal Investor, Sylvia Porter's Personal Finance and The Wall Street Journal. The Fund may also advertise information which has been provided to the NASD for publication in regional and local newspapers. In addition, the Fund may from time to time advertise its performance relative to certain indices and benchmark investments, including (a) the Lipper, Inc. Mutual Fund Performance Analysis and Mutual Fund Indices (which measure total return and average current yield for the mutual fund industry and rank mutual fund performance); (b) the CDA Mutual Fund Report published by CDA Investment
Technologies, Inc. (which analyzes price, risk and various measures of return for the mutual fund industry); (c) the Consumer Price Index published by the U.S. Bureau of Labor Statistics (which measures changes in the price of goods and services); (d) Stocks, Bonds, Bills and Inflation published by Ibbotson Associates (which provides historical performance figures for stocks, government securities and inflation); (e) Donoghue's Money Market Fund Report (which provides industry averages of 7-day annualized and compounded yields of taxable, tax-free and U.S. Government money market funds); (f) other taxable investments including certificates of deposit, money market deposit accounts, checking accounts, savings accounts, money market mutual funds and repurchase agreements;
(g) historical investment data supplied by the research departments of Goldman Sachs, Lehman Brothers, First Boston Corporation, Morgan Stanley, Salomon Brothers, Merrill Lynch, Donaldson Lufkin and Jenrette or other providers of such data; (h) mutual fund performance indices published by Variable Annuity Research & Data Service; and (i) mutual fund performance indices published by Morningstar, Inc. The composition of the investments in such indices and the characteristics of such benchmark investments are not identical to, and in some cases are very different from, those of the Fund's portfolio. These indices and averages are generally unmanaged and the items included in the calculations of such indices

                                       26

and averages may be different from those of the equations used by the Fund to calculate its performance figures.

     The Fund may from time to time summarize the substance of discussions contained in shareholder reports in advertisements and publish the views of the Subadviser, the rationale for the Fund's investments and discussions of the Fund's current asset allocation.

     From time to time, advertisements or information may include a discussion of certain attributes or benefits to be derived by an investment in the Fund. Such advertisements or information may include symbols, headlines or other material which highlight or summarize the information discussed in more detail in the communication.

     Such performance data will be based on historical results and will not be intended to indicate future performance. The total return or yield of the Fund will vary based on market conditions, portfolio expenses, portfolio investments and other factors. The value of the Fund's shares will fluctuate and your shares may be worth more or less than their original cost upon redemption.

 PURCHASE AND REDEMPTION OF FUND SHARES

     Purchases of Fund shares are discussed fully in the Prospectus under the heading "Shareholder Information."

     The Fund reserves the right, in its sole discretion, to reject a purchase order when, in the judgment of CCM Advisors or the Subadviser, the purchase would not be in the best interest of the Fund.

     Special Redemptions. Although it would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Board of Trustees of the Trust. When the shareholder sells portfolio securities received in this fashion, the shareholder would incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value.

     Suspension of Redemptions. The Fund may not suspend a shareholder's right of redemption, or postpone payment for a redemption for more than seven days, unless the NYSE is closed for other than customary weekends or holidays, or trading on the NYSE is restricted, or for any period during which an emergency exists as determined by the Commission as a result of which (1) disposal by the Fund of securities owned by it is not reasonably practicable, or (2) it is not reasonably practicable for the Fund to fairly determine the value of its assets, or for such other periods as the Commission may permit for the protection of investors.



     Anti-Money Laundering Laws and Fund Shares. The Fund is required to comply with various anti-money laundering laws and regulations. If, at any time, the

                                       27

Fund believes a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Fund may choose not to establish a new account or may be required to "freeze" a shareholder's account. The Fund also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder's account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit the Fund to inform the shareholder that it has taken the actions described above.

DISTRIBUTOR

     The Fund expects for a period of time to be self-underwritten. However, the Board of Trustees has authorized Quasar Distributors, LLC ("Quasar") to serve as the principal underwriter for the Fund at a future date at the discretion of the officers of the Fund. Quasar will serve as principal underwriter pursuant to a distribution agreement approved by the Board of Trustees (the "Distribution Agreement"). Quasar is a registered broker-dealer and a member of the National Association of Securities Dealers, Inc. ("NASD"). Shares of the Fund will be continuously offered.

     Quasar will bear all the expenses of providing services pursuant to the Distribution Agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes as well as any advertising or sales literature. The Fund bears the expenses of registering its shares with the Commission and paying the fees required to be paid by state regulatory authorities. The Distribution Agreement will continue in effect for two years from initial approval and for successive one-year periods thereafter, provided that each such continuance is specifically approved (i) by vote of a majority of the Board of Trustees, including a majority of the Trustees who are not parties to the Distribution Agreement or interested persons of any such party, (as the term interested person is defined in the 1940 Act); or (ii) by the vote of a majority of the outstanding voting securities of the Fund. Quasar is not obligated to sell any specific amount of shares of the Fund.

     Quasar's business and mailing address is 615 East Michigan Street, Milwaukee, Wisconsin 53202. Quasar was organized as a limited liability company in the state of Delaware and is a wholly-owned subsidiary of U.S. Bancorp.

OTHER SERVICE PROVIDERS

Administrator

     CCM Advisors serves as the Fund's administrator pursuant to an Administration Agreement with the Trust and in that capacity has overall responsibility, subject to the ongoing supervision of the Fund's Board of Trustees, for all aspects of the Fund's administration and operation. CCM Advisors has entered into a Sub-Administration Agreement

                                       28

with U.S. Bancorp Fund Services, LLC ("U.S. Bancorp") on behalf of the Trust. U.S. Bancorp has agreed to prepare and file various reports with the appropriate regulatory agencies; assist in preparing various materials required by the Commission; and prepare various materials required by any state securities commission having jurisdiction over the Trust.

     The Administration Agreement provides that CCM Advisors shall not be liable for any error of judgment or import of law, or for any loss suffered by the Trust in connection with the matters to which this agreement relates, except loss resulting from: (i) willful misfeasance, bad faith or gross negligence on the part of CCM Advisors in the performance of its obligations and duties under the agreement; and (ii) its reckless disregard of its obligations and duties under the agreement.

     The Administration Agreement may be terminated at any time without the payment of any penalty by vote of the Board of Trustees.

Custodian, Transfer Agent and Fund Accountant

     U.S. Bank, N.A. (the "Custodian"), 615 East Michigan Avenue, Milwaukee, Wisconsin, serves as Custodian for the securities and cash assets of the Fund. Cash held by the Custodian, which may at times be substantial, is insured by the Federal Deposit Insurance Corporation up to the amount of insurance coverage limits (presently, $100,000). U.S. Bancorp Fund Services, LLC serves as transfer agent of the Fund's shares, dividend disbursing agent and provides certain accounting services to the Fund.

Independent Accountants

     Ernst & Young LLP, 233 South Wacker, Chicago, Illinois, are the independent public accountants of the Fund. The independent accountants are responsible for auditing the financial statements of the Fund. The selection of the independent accountants is approved annually by the Trust's Board of Trustees.

TAXES

General Tax Information

     The Trust intends for the Fund to qualify as a regulated investment company under the Subchapter M of the Code. If the Fund qualifies as a regulated investment company and distributes substantially all of its net income and gains to its shareholders (which the Fund intends to do), then under the provisions of Subchapter M, the Fund should have little or no income taxable to it under the Code.

     The Fund must meet several requirements to maintain its status as a regulated investment company. These requirements include the following: (1) at least 90% of the Fund's gross income must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or disposition of stocks, other securities, or

                                       29

foreign currencies; and (2) at the close of each quarter of the Fund taxable year, (a) at least 50% of the value of the Fund's total assets must consist of cash, U.S. Government securities, securities of other regulated investment companies, and other securities (for this purpose, such other securities will qualify only if the Fund's investment is limited in respect to any issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer), and (b) the Fund must not invest more than 25% of the value of its total assets in the securities of any one issuer (other than U.S. Government securities) or two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses.

     In order to maintain the qualification of the Fund as a regulated investment company, the Trust may, in its business judgment, restrict the Fund's ability to invest in certain financial instruments. For the same reason, the Trust may, in its business judgment, require the Fund to maintain or dispose of an investment in certain types of financial instruments before or after the time when it might otherwise be advantageous to do so.

     The Fund will be subject to a 4% non-deductible federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirement. The Fund intends under normal circumstances to avoid liability for such tax by satisfying such distribution requirements.

     Investment in debt obligations that are at risk or in default presents special tax issues for the Fund that may hold such obligations. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by the Fund in order to reduce the risk of distributing insufficient income to preserve its status as a regulated investment company and avoid becoming subject to federal income or excise tax.

     Distributions from the Fund's current or accumulated earnings and profits ("E&P"), as computed for federal income tax purposes, will be taxable as described in the Fund's prospectus whether taken in shares or in cash. Distributions, if any, in excess of E&P will constitute a return of capital, which will first reduce an investor's tax basis in the Fund's shares and thereafter (after such basis is reduced to zero) will generally give rise to capital gains. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the amount of cash they would have received had they elected to receive the distributions in cash, divided by the number of shares received.

     Different   tax   treatment,   including   penalties   on  certain   excess
contributions  and  deferrals,   certain   pre-retirement  and   post-retirement
distributions and certain  prohibited

                                       30

transactions, is accorded to shareholder accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

     The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to such law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies, and financial institutions. Dividends may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, the Fund in their particular circumstances. The Fund does not generally accept investments by non-U.S. investors.

CODE OF ETHICS

     CCM Advisors and the Subadviser intend that: all of their activities function exclusively for the benefit of the owners or beneficiaries of the assets they manage; assets under management or knowledge as to current or prospective transactions in managed assets are not utilized for personal advantage or for the advantage of anyone other than the owners or beneficiaries of those assets; persons associated with CCM Advisors, the Subadviser, and the Trust avoid situations involving actual or potential conflicts of interest with the owners or beneficiaries of managed assets; and situations appearing to involve actual or potential conflicts of interest or impairment of objectivity are avoided whenever doing so does not run counter to the interests of the owners or beneficiaries of the managed assets. The Trust and CCM Advisors have adopted a Code of Ethics which imposes certain prohibitions, restrictions, preclearance requirements and reporting rules on the personal securities transactions of subscribers to the Code, who include the Trust's officers and Trustees and the employees of CCM Advisors. The Board of Trustees believes that the provisions of the Code of Ethics are reasonably designed to prevent conduct that violates these principles.

SHARES

     The Trust was organized as a business trust pursuant to the laws of the State of Delaware on May 31, 2001. The Trust is authorized to issue an unlimited number of shares of beneficial interest in the Trust, all without par value.

Voting Rights

     Each share (including fractional shares) is entitled to one vote for each share on all matters to which the holder of that share is entitled to vote. The shares do not have cumulative voting rights. Accordingly, owners having shares representing more than 50% of the assets of the Trust voting for the election of Trustees could elect all of the Trustees of the Trust if they choose to do so, and in such event, shareowners having voting interests in the remaining shares would not be able to elect any Trustees.

                                       31

FINANCIAL STATEMENTS



                          CCMA Select Money Market Fund
                           (A Delaware Business Trust)



                              Financial Statements
                               As of June 30, 2002
                       with Report of Independent Auditors

                                       32

                         Report of Independent Auditors



To the Shareholder and Board of Trustees of the CCMA Select Money Market Fund:

We have audited the accompanying statement of assets and liabilities of the CCMA Select Money Market Fund of the CCMA Select Investment Trust (a Delaware business trust) as of June 30, 2002, and the related statements of operations and changes in net assets for the period September 19, 2001 to June 30, 2002. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above presents fairly, in all material respects, the financial position of the CCMA Select Money Market Fund at June 30, 2002, and the results of its operations and changes in its net assets for the period September 19, 2001 to June 30, 2002, in conformity with accounting principles generally accepted in the United States.

                                                  /s/ Ernst & Young, LLP
Chicago, Illinois
August 26, 2002


                                       33


                          CCMA Select Money Market Fund
                           (a Delaware Business Trust)

STATEMENT OF ASSETS AND LIABILITIES

                               As of June 30, 2002


ASSETS
--------------------------------------------------------------------------------

Variable Rate Demand Note -
     Firstar Bank, 1.59%* (cost - $100,230)                   $  100,230
                                                              ----------
TOTAL ASSETS                                                     100,230
                                                              ----------


                                   LIABILITIES
--------------------------------------------------------------------------------
Taxes Payable                                                        182
                                                              ----------
TOTAL LIABILITIES                                                    182
                                                              ----------

NET ASSETS (Equivalent to $1.00 per share based on 100,000 shares outstanding)
                                                              $  100,048
                                                              ==========


* Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed above are as of June 30, 2002.


                             See accompanying notes

                                       34

                          CCMA Select Money Market Fund
                           (a Delaware Business Trust)



STATEMENTS OF OPERATIONS AND

CHANGES IN NET ASSETS

                 Period from September 19, 2001 to June 30, 2002


INVESTMENT INCOME

Interest Income                                               $      768

EXPENSES

Taxes                                                               (182)
                                                              ----------

NET INVESTMENT INCOME                                                586
                                                              ----------


REALIZED AND UNREALIZED GAINS (LOSSES)                                 -
                                                              ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 586
                                                              ----------

DISTRIBUTIONS                                                        538
                                                              ----------

TOTAL INCREASE                                                        48
                                                              ----------

NET ASSETS BEGINNING OF PERIOD                                   100,000
                                                              ----------

NET ASSETS END OF PERIOD
(including  undistributed net investment income of $48)       $  100,048
                                                              ==========

                             See accompanying notes

                                       35



CCMA Select Money Market Fund

                           (A Delaware Business Trust)

                          NOTES TO FINANCIAL STATEMENTS
                                  June 30, 2002


1.   ORGANIZATION

     The CCMA Select Investment Trust (the "Trust") was organized as a Delaware business trust on May 31, 2001 and is registered under the Investment
     Company Act of 1940, as amended (the "1940 Act"), as an open-ended management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. The series presented is the CCMA Select Money Market Fund (the "Fund"). The Fund has had no operations other than those relating to organizational matters, including the sale of 100,000 shares for cash in the amount of $100,000 of the Fund to capitalize the Fund, which were sold to CCM Advisors, LLC (the "Adviser"), on September 19, 2001.

                                       36

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     a.   Organization and Prepaid Initial Registration Expenses

          Expenses incurred by the Trust in connection with its organization were assumed by the Adviser. The Fund is not required to reimburse the Adviser for these costs.

     b.   Federal Income Taxes

          As of June 30, 2002, the Fund was considered a C corporation for tax purposes. Therefore, taxes payable have been accrued by the Fund. The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income taxes upon commencement of operations.

     c.   Investment Valuation

          Short-term debt instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

     d.   Interest Income

          Interest income is recognized on an accrual basis.


3.   RELATED PARTIES

     The Trust has an Investment Advisory Agreement (the "Agreement") with the Adviser to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Adviser for its management services at the annual rate of .10% of average daily net assets.

          The Adviser has agreed to voluntarily reimburse the Funds' other expenses (excluding management fees) to the extent they exceed .35% of its average net assets.

4.   FINANCIAL HIGHLIGHTS

     The net asset value per share of the Fund was $1.00 at the beginning and end of the period presented. Interest income earned, tax expense incurred and distributions during the period were insignificant ($0.008, $0.002 and $0.005 per share, respectively). Total return, the ratio of expenses to average net assets

                                       37

     and the ratio of net investment income to average net assets was .59%, .18% and .59%, on a non-annualized basis.

5.   SUBSEQUENT EVENT

          On August 16, 2002, the sole shareholder withdrew all of the cash from the Fund.

                                       38

                                   APPENDIX A

                          DESCRIPTION OF CREDIT RATINGS

     A rating of a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, CCM Advisors and the Subadviser believe that the quality of debt securities in which the Fund invests should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the ratings services from other sources which they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

     The following is a description of the characteristics of ratings used by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation, a division of The McGraw-Hill Companies ("S&P").


         Ratings by Moody's

Aaa--Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such bonds.

Aa--Bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa bonds or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa bonds.

A--Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                                      A-1

Ba--Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa--Bonds rated Caa are of poor standing. Such bonds may be in default or there may be present elements of danger with respect to principal or interest.

Ca--Bonds rated Ca represent obligations which are speculative in a high degree. Such bonds are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Conditional Ratings. The designation "Con." followed by a rating indicated bonds for which the security depends upon the completion of some act or the fulfillment of some condition. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

     Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa 1, A 1, Baa 1, Ba 1, and B 1.

         Commercial Paper:

     Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

                           Prime-1  Highest Quality
                           Prime 2  Higher Quality
                           Prime-3  High Quality

     If an issuer represents to Moody's that its commercial paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

         S&P Ratings

                                      A-2

AAA--Bonds rated AAA have the highest rating. The obligor's capacity to meet its financial commitment on the bond is extremely strong.

AA--Bonds rated AA differ from AAA bonds only in small degree. The obligor's capacity to meet its financial commitment on the bond is very strong.

A--Bonds rated A are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the bond is still strong.

BBB--Bonds rated BBB exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the bond.

BB--B--CCC--CC and C--Bonds rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation among such bonds and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

     In order to provide more detailed indications of credit quality, S&P's bond letter ratings described above (except for AAA category) may be modified by the addition of a plus or a minus sign to show relative standing within the rating category.

     Provisional Ratings. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon the failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

         Commercial Paper:

     A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2 and 3 to indicate the relative degree of safety.

     A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designated A-1+.

                          CCMA SELECT INVESTMENT TRUST
                      PART C OF THE REGISTRATION STATEMENT

ITEM 23. EXHIBITS

     (a)(1) Certificate of Trust dated May 31, 2001. (a)

     (a)(2) Amended and Restated Certificate of Trust dated July 13, 2001. (a)

     (a)(3) Declaration of Trust dated May 31, 2001. (a)

     (a)(4) Amendment No. 1 to Declaration of Trust dated July 13, 2001. (a)

     (b)  Bylaws. (a)

     (c)  N/A.

     (d)(1) Investment Management Agreement between Registrant and CCM Advisors, LLC, on behalf on CCMA Select Money Market Fund.

     (d)(2) Investment Subadvisory Agreement between CCM Advisors, LLC and Patterson & Associates, on behalf of CCMA Select Money Market Fund.

     (e) Form of Distribution Agreement between the Registrant and Quasar Distributors, LLC.

     (f)  N/A.

     (g)(1) Custody Agreement between Registrant and U.S. Bank N.A.

     (g)(2) Amendment to Custody Agreement between Registrant and U.S. Bank N.A. dated January 1, 2002.

     (h)(1) Transfer Agency and Shareholder Services Agreement between the Registrant and U.S. Bancorp Fund Services, LLC.

     (h)(2) Amendment to Transfer Agency and Shareholder Services Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated January 1, 2002.

     (h)(3) Third Party Feeder Fund Agreement between Registrant and CCM Advisors Funds.

     (h)(4) Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC.

     (h)(5) Amendment to Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated January 1, 2002.

     (h)(6)  Administration  Agreement  between the Registrant and CCM Advisors,
          LLC.

     (i)(1) Opinion and consent of Bell, Boyd & Lloyd LLC. (a)

     (i)(2) Opinion and consent of Morris, Nichols, Arsht & Tunnell, L.L.P. (a)

     (i)(3) Consent of Bell, Boyd & Lloyd LLC.

     (j)  Consent of Ernst & Young LLP.

     (k)  N/A.

     (l)  N/A.

     (m)  N/A.

     (p)(1) Code of Ethics of CCM Advisors, LLC and Registrant. (b)

     (p)(2) Code  of  Ethics  of CCM  Advisors,  LLC  and  CCM  Advisors  Funds.
          Previously filed. Incorporated by reference to Exhibit (p)(1) filed with Amendment No. 1 to CCM Advisors Funds' registration statement, Investment Company Act file 811-10241, filed on November 1, 2001.

     (p)(3) Code of Ethics of Pyrford International PLC. Previously filed. Incorporated by reference to Exhibit (p)(1) filed with Amendment No. 1 to CCM Advisors Funds' registration statement, Investment Company Act file 811-10241, filed on November 1, 2001.

     ---------------------

     (a) Previously filed. Incorporated by reference to the exhibit of the same number filed with the Registrant's registration statement, Securities Act file number 33-67666 (the "Registration Statement"), filed on July 19, 2001.

     (b) Previously filed. Incorporated by reference to the exhibit of the same number filed with the Registrant's registration statement, Securities Act file number 33-67666 (the "Registration Statement"), filed on November 16, 2001.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     It is anticipated that CCM Advisors, LLC will be the sole shareholder and may be deemed to control the Registrant until some time after the Registrant publicly offers its shares. Thereafter, there will be no persons directly or indirectly controlling, controlled by, or under common control with, the Registrant within the meaning of this item.

ITEM 25. INDEMNIFICATION

     As a Delaware business trust, Registrant's operations are governed by its Declaration of Trust, as amended, dated May 31, 2001 (the Declaration of Trust). Generally, Delaware business trust shareholders are not personally liable for obligations of the Delaware business trust under Delaware law. The Delaware Business Trust Act (the DBTA) provides that a shareholder of a trust shall be entitled to the same limitation of liability extended to shareholders of private for-profit Delaware corporations. Registrant's Declaration of Trust expressly provides that it has been organized under the DBTA and that the Declaration of Trust is to be governed by Delaware law. It is nevertheless possible that a Delaware business trust, such as Registrant, might become a party to an action in another state whose courts refuse to apply Delaware law, in which case Registrant's shareholders could be subject to personal liability.

     To protect Registrant's shareholders against the risk of personal liability, the Declaration of Trust: (i) contains an express disclaimer of shareholder liability for acts or obligations of Registrant and provides that notice of such disclaimer may be given in each agreement, obligation and instrument entered into or executed by Registrant or its Trustees; (ii) provides for the indemnification out of Trust property of any shareholders held personally liable for any obligations of Registrant or any series of Registrant; and (iii) provides that Registrant shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of Registrant and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (i) a court refuses to apply Delaware law; (ii) the liability arose under tort law or, if not, no contractual limitation of liability was in effect; and (iii) Registrant itself would be unable to meet its obligations. In the light of Delaware law, the nature of Registrant's business and the nature of its assets, the risk of personal liability to a shareholder is remote.

     The Declaration of Trust further provides that Registrant shall indemnify each of its Trustees and officers against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving such Trustee or officer, directly or indirectly, by reason of being or having been a Trustee or officer of Registrant. The Declaration of Trust does not authorize Registrant to indemnify any Trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons, or otherwise, Registrant has been advised that in the opinion of the Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26 BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

(a) The information in the prospectus under the caption "Management of the Fund" and in the statement of additional information under the caption "Investment Advisory Agreements" is incorporated herein by reference.

     For a description of other business, profession, vocation or employment of a substantial nature in which any general partner, managing general partner, director or officer of CCM Advisors, LLC has engaged during the last two years for his account or in the capacity of director, officer, employee, partner or trustee, see the information under the caption "Trustees and Officers" in the statement of additional information.

     (b) To the knowledge of the Registrant, none of the directors and officers of Patterson & Associates except those set forth below, is or has been at anytime during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature with respect to publicly traded companies for their own account or in the capacity of director, officer, employees, partner or trustee. Patterson & Associates serves as the subadviser of the CCMA Select Money Market Fund.


----------------- -------------------------------------- --------------------------------------
                                                         Principal Businesses During the Last
Name              Position(s) with Patterson             two Fiscal Years
----------------- -------------------------------------- --------------------------------------
Linda Patterson   Director and President                 Director and President, Patterson &
                                                         Associates
----------------- -------------------------------------- --------------------------------------
Deborah Cervantes Director and Chief Financial Officer   Director and Chief Financial
                                                         Officer, Patterson & Associates
----------------- -------------------------------------- --------------------------------------


ITEM 27. Principal Underwriters.

     (a) Quasar is currently not a principal underwriter of the Registrant. However, the Registrant's Board of Trustees has authorized Quasar Distributors, LLC (the "Distributor") to act as distributor for the Funds at a future date at the discretion of the Registrant's officer. Quasar acted as distributor for the following investment companies as of October 8, 2002:

Cullen Funds Trust
Country Mutual Funds Trust Multiple Series Trust
The Hennessy Mutual Funds, Inc.
The Hennessy Funds, Inc.
Kit Cole Investment Trust
Everest Funds
Brandywine Advisors Fund
         Quasar does not underwrite the other series of Brandywine Blue Fund, Inc., the
         Brandywine Blue Fund)
Light Revolution Fund, Inc.
IPS Funds
The Jensen Portfolio
First American Insurance Portfolios, Inc.
The Lindner Funds
AHA Investment Funds
Wexford Trust, The Muhlenkamp Fund
Mutuals.com, The Generation Wave Funds
First American Funds, Inc.  Multiple Series Trust
First American Investment Funds, Inc.
First American Strategy Funds, Inc.
Zodiac Trust, Conning Money Market Portfolio Multiple Series Trust Glenmede Fund, Inc. Multiple Series Trust
DAL Investment Company
Fort Pitt Capital Funds
MW Capital Management Funds
Quintara Funds
Jacob Internet Fund
The Teberg Fund
Alpine Series Trust
Alpine Equity Trust
LKCM Funds
Monetta Fund, Inc.
Monetta Trust
Kenwood Funds
Thompson Plumb Funds, Inc.
Alpha Analytics Investment Trust
Alternative Investment Advisors, Alpha Strategies 1 Fund
Blue & White Fund (Blue and White Investment Management, LLC)
Al Frank Fund
Dow Jones Islamic Index,
Inland Investment Trust, REIT Fund,

Advisor Series Trust  Multiple Series Trust
Individual Trusts:
    American Trust Allegiance Fund
    Avatar Advantage Balance Fund
    Avatar Advantage Equity Allocation Fund
    Capital Advisors Growth Fund
    Chase Growth Fund
    Edgar Lomax Value Fund
    Howard Equity Fund
    The Jacobs Fund
    National Asset Management Core Equity Fund
    Segall Bryant & Hamill Mid Cap Fund

Brandes Investment Trust, Brandes Institutional International Equity Fund, Builders Fixed Income Fund, Inc.,
Dessauer Fund Group, The Dessauer Global Equity Fund
Investec Funds
PIC Investment Trust Funds [Provident Investment Counsel]

Professionally Managed Portfolios (PMP)  Multiple Series Trust
Individual Trusts :
    Avondale Hester Total Return Fund
    Harris Bretall Sullivan & Smith Growth Fund
    Lighthouse Contrarian Fund
    Portfolio 21
    The Osterweis Fund
    Women's Equity Mutual Fund
Purisma Funds
Rainier Funds

Trust for Investment Managers  Multiple Series Trust
Individual Trusts:
    McCarthy Institutional Fund
    SYM Select Growth Fund
    Villere Balanced Fund

TT International
SEIX Funds, Inc.
TIFF Investment Program, Inc.
FFTW Funds, Inc.
Harding Loevner Funds, Inc.

The Distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. The Distributor is an indirect wholly-owned subsidiary of U.S. Bancorp.

     (b) The following is a list of the executive officers, directors and partners of the Distributor:


----------------------------------------- --------------------------------------
                  Name                         Position and Office(s) held
----------------------------------------- --------------------------------------
James Schoenike                           President, Board Member
----------------------------------------- --------------------------------------
Donna Berth                               Treasurer
----------------------------------------- --------------------------------------
Suzanne Elizabeth Riley                   Secretary
----------------------------------------- --------------------------------------
Joe Redwine                               Board Member
----------------------------------------- --------------------------------------
Robert Kern                               Board Member
----------------------------------------- --------------------------------------

None of the directors and officers of the Distributor hold positions or offices with the Registrant. Unless otherwise noted, the business address for each Quasar Distributors, LLC Board Member or Officer is 615 East Michigan Street, Milwaukee, WI 53202.

     (c)  Not applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS


(1)      U.S. Bank N.A.
         615 East Michigan Avenue
         Milwaukee, WI 53202
         Rule 31a-1(a); Rule 31a-1(b)(1), (2), (3), (5), (6), (7), (8)

(2)      CCMA Select Investment Trust
         190 South LaSalle Street, Suite 2800
         Chicago, Illinois 60603
         Rule 31a-1(a); Rule 31a-1(b)(4), (9), (10), (11);
         Rule 31a-1(f); Rule 31a-2(a); Rule 31a-2(e)

(3)      Quasar Distributors, LLC
         615 East Michigan Street
         Milwaukee, WI  53202
         Rule 31a-1(d); Rule 31a-2(c)


ITEM 29. MANAGEMENT SERVICES

     All the management-related service contracts under which services are provided to the Registrant are discussed in Parts A and B of this Registration Statement.

ITEM 30. UNDERTAKINGS

                  None


                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, CCMA Select Investment Trust certifies that it meets all of the requirement for effectiveness of the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this post-effective amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, and state of Illinois on November 1, 2002.

                                      CCMA SELECT INVESTMENT TRUST

                                      By:  /s/ Douglas D. Peabody
                                           -------------------------------------
                                           Douglas D. Peabody, President

Pursuant to the Securities Act of 1933, this post-effective amendment has been signed below by the following persons in the capacities and on the dates indicated.


              Name           Title                           Date


/s/ Charles V. Doherty       Trustee               )
------------------------
Charles V. Doherty                                 )
                                                   )
                                                   )
/s/ Frank A. Ehmann          Trustee               )
------------------------
Frank A. Ehmann                                    )
                                                   )
                                                   )
/s/ Gregory Francoeur        Treasurer (chief      )    November 1, 2002
------------------------
Gregory Francoeur            accounting officer)   )
                                                   )
                                                   )
/s/ John D. Oliverio         Trustee               )
------------------------
John D. Oliverio                                   )
                                                   )
                                                   )
/s/ Douglas D. Peabody       Trustee and           )
------------------------
Douglas D. Peabody           President (principal  )
                             executive officer)    )
                                                   )
/s/ Edward M. Roob           Trustee               )
------------------------
Edward M. Roob                                     )
                                                   )
                                                   )

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, CCM Advisors Funds has duly caused this post-effective amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on November 1, 2002.

                               CCM ADVISORS FUNDS


                               By   /s/ Douglas D. Peabody
                                    -----------------------------------
                                    Douglas D. Peabody, President

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated.


              Name           Title                          Date


/s/ Charles V. Doherty       Trustee, CCM          )
-------------------------
Charles V. Doherty           Advisors Funds        )
                                                   )
                                                   )
/s/ Frank A. Ehmann          Trustee, CCM          )
-------------------------
Frank A. Ehmann              Advisors Funds        )
                                                   )
                                                   )
/s/ Gregory Francoeur        Treasurer (chief      )    November 1, 2002
-------------------------
Gregory Francoeur            accounting officer),  )
                             CCM Advisors          )
                             Funds                 )
                                                   )
/s/ John D. Oliverio         Trustee, CCM          )
-------------------------
John D. Oliverio             Advisors Funds        )
                                                   )
                                                   )
/s/ Douglas D. Peabody       Trustee and,          )
-------------------------
Douglas D. Peabody           President (principal  )
                             executive officer),   )
                             CCM Advisors          )
                             Funds                 )
                                                   )
/s/ Edward M. Roob           Trustee, CCM          )
-------------------------
Edward M. Roob               Advisors Funds        )
                                                   )
                                                   )


                                         EXHIBIT INDEX


(d)(1)      Investment Management Agreement between Registrant and CCM
            Advisors, LLC.

(d)(2) Investment Subadvisory Agreement between CCM Advisors, LLC and Patterson & Associates.

(e) Form of Distribution Agreement between the Registrant and Quasar Distributors, LLC.

(g)(1)      Custody Agreement between Registrant and U.S. Bank N.A.

(g)(2) Amendment to Custody Agreement between Registrant and U.S. Bank N.A. dated January 1, 2002.

(h)(1) Transfer Agency and Shareholder Services Agreement between Registrant and U.S. Bancorp Fund Services, LLC.

(h)(2) Amendment to Transfer Agency and Shareholder Services Agreement between the Registrant and U.S. Bancorp Fund Services, LLC.dated January 1, 2002.

(h)(3)      Third Party Feeder Fund Agreement.

(h)(4) Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC.

(h)(5) Amendment to Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC. dated January 1,
               2002.

(h)(6)      Administration Agreement between the Registrant and CCM Advisors,
            LLC.

(i)(3)      Consent of Bell, Boyd & Lloyd LLC.

(j)         Consent of Ernst & Young LLP.